SEC File Nos. 333-276931

811-23936

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

PostEffective Amendment No. 2

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 4

Capital Group New Geography Equity ETF

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618-4518

(Address of Principal Executive Offices)

Registrant's telephone number, including area code:

(213) 486-9200

Michael R. Tom, Secretary

Capital Group New Geography Equity ETF

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

Dechert LLP

45 Fremont Street, 26th Floor

San Francisco, California 94105-2223

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective on August 1, 2026, pursuant to paragraph (b) of Rule 485.

Capital Group New Geography Equity ETF Prospectus August 1, 2026

Ticker:	CGNG
Exchange:	NYSE Arca, Inc.

Table of contents

Investment objective	1
Fees and expenses of the fund	1
Principal investment strategies	2
Principal risks	4
Investment results	8
Management	9
Purchase and sale of fund shares	10
Tax information	10
Payments to broker-dealers and other financial intermediaries	10
Investment objective, strategies and risks	11
Management and organization	20
Shareholder information	23
Distributions and taxes	27
Distribution	28
Other compensation to dealers	29
Financial highlights	30

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investment objective The fund’s investment objective is long-term capital appreciation.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses* (expenses that you pay each year as a percentage of the net asset value of your investment)
Management fees	0.64%
Other expenses	0.00
Total annual fund operating expenses	0.64

* The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$65	$205	$357	$798

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 63% of the average value of its portfolio.

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Principal investment strategies Under normal market conditions, the fund will invest at least 80% of its assets in equity securities. For purposes of this policy, equity securities are securities that exhibit ownership characteristics, including common and preferred stock, securities convertible into common and preferred stock and depositary receipts representing ownership in common and preferred stock. The fund invests primarily in common stocks of companies with significant exposure to developing countries. The securities markets of these countries may be referred to as emerging markets or frontier markets. For purposes of this investment strategy, the fund may invest in equity securities of any company, regardless of where it is domiciled (including developed countries), if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries.

In determining whether a country is a developed country or a developing country for purposes of the fund’s investment strategy, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains, and may also consider whether the country is designated as a developed market by MSCI Inc. When assessed along these criteria, a developed country will generally resemble the United States and European Union countries more closely relative to developing countries.

In addition, under normal market conditions, the fund invests at least 30% of its assets in equity securities of issuers domiciled in qualified developing countries. For purposes of this investment strategy, a qualified developing country will generally resemble the United States and European Union countries more closely relative to nonqualified developing countries. The fund’s investment adviser maintains a list of qualified developing countries and securities in which the fund may invest. As of December 1, 2025, the qualified developing countries for purposes of the fund’s investment strategy include Argentina, Bahrain, Bangladesh, Barbados, Belarus, Belize, Bolivia, Botswana, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Estonia, Gabon, Ghana, Greece, Hungary, India, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Latvia, Lebanon, Lithuania, Malaysia, Maldives, Mauritius, Mexico, Montenegro, Morocco, Namibia, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Saudi Arabia, Serbia, Slovakia, South Africa, Sri Lanka, Thailand, Trinidad and Tobago, Tunisia, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia. It is possible that the fund may not have investments in one or more of these countries at any given time.

The fund may invest in securities outside the United States in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets.

Capital Group New Geography Equity ETF / Prospectus     2

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The investment adviser uses a system of multiple portfolio managers in managing assets. Under this approach, a portfolio is divided into segments managed by individual managers. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

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Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States and securities tied economically to countries outside the United States may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, auditing, financial reporting, accounting and recordkeeping standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes. Further, there

Capital Group New Geography Equity ETF / Prospectus     4

may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio.

Investing in developing countries — Investing in developing countries may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy in a manner that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. The fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Investing in depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt of corporate information about the underlying issuer and proxy disclosure may not be timely and there may not be a correlation between such information and the market value of the depositary receipts.

Market trading — The fund shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of the fund’s holdings, and supply and demand

5     Capital Group New Geography Equity ETF / Prospectus

for the fund shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Foreign securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Capital Group New Geography Equity ETF / Prospectus     6

Nondiversification — As a nondiversified fund, the fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The value of the fund’s shares can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

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Investment results The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund (inception date – 6/25/2024)	29.91%	18.15%
− After taxes on distributions	29.73	17.99
− After taxes on distributions and sale of fund shares	17.88	13.97

Indexes	1 year	Lifetime (since fund’s inception)
MSCI Emerging Markets Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	33.57%	21.18%
MSCI All Country World Index (ACWI) (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	22.34	18.20%

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Capital Group New Geography Equity ETF / Prospectus     8

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Bradford F. Freer Co-President and Trustee	2024	Partner – Capital Research Global Investors
Matt Hochstetler	2024	Partner – Capital World Investors
Saurav Jain	2025	Partner – Capital International Investors
Dawid Justus	2024	Partner – Capital Research Global Investors
Carl M. Kawaja Co-President	2024	Partner – Capital World Investors
Winnie Kwan	2024	Partner – Capital Research Global Investors
Piyada Phanaphat	2024	Partner – Capital Research Global Investors
Akira Shiraishi	2024	Partner – Capital International Investors
Tomonori Tani	2024	Partner – Capital World Investors
Lisa Thompson Co-President	2024	Partner – Capital International Investors
Christopher Thomsen	2024	Partner – Capital Research Global Investors

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Purchase and sale of fund shares The fund is an exchange-traded fund (“ETF”). Individual shares of the fund may only be bought and sold in the secondary market through a broker-dealer at market price. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase fund shares (bid) and the lowest price a seller is willing to accept for fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spread is available at capitalgroup.com/etf.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

Capital Group New Geography Equity ETF / Prospectus     10

Investment objective, strategies and risks The fund’s investment objective is long-term capital appreciation. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ prior written notice to shareholders. Under normal market conditions, the fund will invest at least 80% of its assets in equity securities. This policy is subject to change only upon 60 days’ prior written notice to shareholders. For purposes of this policy, equity securities are securities that exhibit ownership characteristics, including common and preferred stock, securities convertible into common and preferred stock and depositary receipts representing ownership in common and preferred stock. Investments in derivatives may be counted toward the fund’s 80% investment policy to the extent that such derivatives provide investment exposure to the investments included within the policy or to one or more market risk factors associated with such investments.

The fund invests primarily in common stocks of companies with significant exposure to developing countries. The securities markets of these countries may be referred to as emerging markets or frontier markets. For purposes of this investment strategy, the fund may invest in equity securities of any company, regardless of where it is domiciled (including developed countries), if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues is attributable to developing countries. Although the fund’s investment adviser generally considers 20% or more of a company’s assets or revenues to be a significant portion of its assets or revenues, in certain limited circumstances (including where relevant data is incomplete or the nature of a holding warrants special considerations), the fund’s investment adviser may also take into account additional factors such as the company’s industry, expected revenues, and how the company’s revenues are earned.

In determining whether a country is a developed country or a developing country for purposes of the fund’s investment strategy, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains, and may also consider whether the country is designated as a developed market by MSCI Inc. When assessed along these criteria, a developed country will generally resemble the United States and European Union countries more closely relative to developing countries.

In addition, under normal market conditions, the fund invests at least 30% of its assets in equity securities of issuers domiciled in qualified developing countries. The fund may also, to a limited extent, invest in securities of issuers domiciled in nonqualified developing countries. For purposes of this investment strategy, a qualified developing country will generally resemble the United States and European Union countries more closely relative to nonqualified developing countries. The fund’s investment adviser maintains a list of qualified developing countries and securities in which the fund may invest. As of December 1, 2025, the qualified developing countries for purposes of the fund’s investment strategy include Argentina, Bahrain, Bangladesh, Barbados, Belarus, Belize, Bolivia, Botswana, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Estonia, Gabon, Ghana, Greece, Hungary, India, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Latvia, Lebanon, Lithuania, Malaysia, Maldives, Mauritius, Mexico, Montenegro, Morocco,

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Namibia, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Saudi Arabia, Serbia, Slovakia, South Africa, Sri Lanka, Thailand, Trinidad and Tobago, Tunisia, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia. It is possible that the fund may not have investments in one or more of these countries at any given time.

The fund may invest in securities outside the United States in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets. The fund may invest in securities of companies with a broad range of capitalizations.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

In addition to the principal investment strategies described above, the fund has other investment practices as described below and in the statement of additional information.

To manage cash flows into or out of the fund effectively, the fund may also invest in futures contracts referencing stock indices to equitize some or all of its cash and cash equivalents. Futures contracts are a type of derivative. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could reduce the magnitude of the fund’s gain in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet the fund‘s obligations.

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses.

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The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund’s investment adviser and its affiliates manage other funds and accounts with similar names, investment objectives and/or strategies. Certain investment processes among such other funds and accounts and as compared to the fund may differ, depending on the applicable structures and related limitations and investment restrictions associated with a particular investment vehicle. The investment results of these funds and accounts will vary depending on a number of factors including, but not limited to, differences in investment processes, applicable fees and expenses, portfolio sizes, transaction costs, cash flows, currencies, taxes and portfolio holdings. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic

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initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. To the extent that the market prices of securities of issuers in the same or related industries or sectors tend to move in the same direction at the same time, and these issuers make up a sizeable portion of the market, events affecting one issuer, industry or sector or the securities markets generally may have a larger impact. If such issuers represent a substantial portion of major market indices, or the economy, a downturn in their stock prices may have a disproportionate adverse effect on the overall equity markets, even if other segments of the market perform well. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the fund’s volatility and the risk of loss arising from the factors described above.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, auditing, financial reporting, accounting and recordkeeping standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in developing countries.

Investing in developing countries — Investing in developing countries may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be

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limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. The fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Investing in depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt of corporate information about the underlying issuer and proxy disclosure may not be timely and there may not be a correlation between such information and the market value of the depositary receipts.

Market trading — While the fund shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants, or that the fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the fund shares inadvisable.

The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s NAV, the intraday value of the fund’s holdings, and supply and demand for the fund shares. While the creation and redemption feature of the fund is designed to make it more likely that the fund’s shares will typically trade on

15     Capital Group New Geography Equity ETF / Prospectus

stock exchanges at prices close to the fund’s next calculated NAV, the existence of significant market volatility, disruptions to creations and redemptions, adverse developments impacting market makers, Authorized Participants or other market participants or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading at a significant premium or discount to NAV. If you buy fund shares when the market price is at a premium or sell fund shares when the market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Foreign securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

When buying or selling fund shares through a broker, you may incur a brokerage commission or other charges, including the cost of the “spread” between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). The spread is wider where the fund has less trading volume and market liquidity. During times of significant market volatility or market disruption, including when trading of the fund’s holdings may be halted, the bid-ask spread may increase significantly and cause fund shares to trade at a significant discount to the fund’s NAV. These risks are exacerbated when the fund is small. Additionally, like shares of other issuers listed on a stock exchange, fund shares may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Nondiversification — As a nondiversified fund, the fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The value of the fund’s shares can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

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Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract

17     Capital Group New Geography Equity ETF / Prospectus

could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast market and economic factors (such as interest rates) and to assess and predict the impact of such market and economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Lending of portfolio securities — Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all, which would interfere with the fund’s ability to vote proxies or settle transactions, and/or the risk of a counterparty default. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

Large shareholder concentration — Certain shareholders, including other funds or accounts advised by the investment adviser, may from time to time own a substantial number of the fund’s shares. In addition, a third party investor, the fund’s investment adviser, an Authorized Participant, a lead market maker, or another entity may invest in the fund and hold its investment for a limited time solely to facilitate the commencement of the fund or the fund’s achieving a specified size or scale. If any such large shareholder sells or redeems (through an Authorized Participant) its investment and the fund fails to maintain a certain level of size or scale, the fund may be negatively impacted.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users.

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These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries (including Authorized Participants), experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with a broad measure of market results and, if applicable, other measures of market results that reflect the fund’s investment universe. The MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets, consisting of more than 20 emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any.

Portfolio holdings Portfolio holdings information for the fund is available on our website at capitalgroup.com/etf. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

19     Capital Group New Geography Equity ETF / Prospectus

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund to its investment adviser for the most recent fiscal year, as a percentage of average net assets, appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” Please see the statement of additional information for further details. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreement by the fund’s board of trustees is contained in the fund’s report in Form N-CSR/S for the fiscal period ended November 30, 2025.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

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The Capital SystemTM Capital Research and Management Company uses a system of multiple portfolio managers in managing assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions for each fund and account managed by Capital Research and Management Company are subject to a fund’s objective(s), policies and restrictions of such fund or account and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

The table below shows the investment experience and role in management of the fund for each of the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Portfolio manager in this fund since:	Role in management of the fund
Bradford F. Freer	Investment professional since 1991 (with Capital Research and Management Company or affiliate since 1994)	2024	Serves as an equity portfolio manager
Matt Hochstetler	Investment professional since 2005 (with Capital Research and Management Company or affiliate since 2014)	2024	Serves as an equity portfolio manager
Saurav Jain	Investment professional since 2007 (all with Capital Research and Management Company or affiliate)	2025	Serves as an equity portfolio manager
Dawid Justus	Investment professional since 1999 (with Capital Research and Management Company or affiliate since 2005)	2024	Serves as an equity portfolio manager
Carl M. Kawaja	Investment professional since 1987 (with Capital Research and Management Company or affiliate since 1991)	2024	Serves as an equity portfolio manager
Winnie Kwan	Investment professional since 1994 (with Capital Research and Management Company or affiliate since 2000)	2024	Serves as an equity portfolio manager
Piyada Phanaphat	Investment professional since 2004 (with Capital Research and Management Company or affiliate since 2007)	2024	Serves as an equity portfolio manager

21     Capital Group New Geography Equity ETF / Prospectus

Portfolio manager	Investment experience	Portfolio manager in this fund since:	Role in management of the fund
Akira Shiraishi	Investment professional since 1997 (with Capital Research and Management Company or affiliate since 2003)	2024	Serves as an equity portfolio manager
Tomonori Tani	Investment professional since 1998 (with Capital Research and Management Company or affiliate since 2004)	2024	Serves as an equity portfolio manager
Lisa Thompson	Investment professional since 1988 (with Capital Research and Management Company or affiliate since 1994)	2024	Serves as an equity portfolio manager
Christopher Thomsen	Investment professional since 1994 (with Capital Research and Management Company or affiliate since 1997)	2024	Serves as an equity portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

The fund’s investment adviser manages the fund and other funds and accounts with similar names and investment objectives using the same investment strategy. The fund’s portfolio is based on the portfolio of one of those similar funds or accounts (the "reference account") that is representative of the investment strategy. Investment decisions for the fund are made independently to optimize its portfolio for the number, type and weighting of portfolio holdings that the investment adviser believes is best suited for the fund while seeking to achieve its investment objective. The fund will hold fewer securities than the reference account, and securities held in common by the fund and the reference account will normally be held in different weightings. The investment adviser employs a suite of technology, including quantitative modeling and risk tools, as part of this investment process. The process is overseen by a team of associates who seek to ensure that the optimization reflects the overall investment intent of the strategy implemented by the portfolio managers. As such, investment decisions for the reference account will normally be fully implemented before they are considered as part of the fund’s investment process. The fund’s investment process regularly considers changes in the reference account’s portfolio and the fund’s portfolio due to, among other things, investment convictions, market movements and corporate actions.

Capital Group New Geography Equity ETF / Prospectus     22

Shareholder information

The fund creates or redeems its shares at NAV per share only in aggregations of a specified number of shares (“creation units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the fund. The procedures for creating and redeeming fund shares, including the role of the Authorized Participant and a description of the associated fees, are described in the “Creations and redemptions” section of this prospectus.

Once created, the fund shares generally trade in the secondary market in amounts less than a creation unit. The fund shares are listed on NYSE Arca, Inc. (the “listing exchange”) for trading during the trading day. The fund shares can be bought and sold throughout the trading day like shares of other publicly traded companies. There is no minimum investment for shares of the fund. The fund’s shares trade under the ticker symbol “CGNG.”

The listing exchange is typically open for trading Monday through Friday and is closed on weekends and on the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Share prices The fund shares are generally purchased and sold in the secondary market at the market price on the listing exchange, except with respect to Authorized Participants, which may purchase and redeem shares from the fund at NAV. The market price generally differs from the fund’s daily NAV. It is affected not only by the fund’s NAV, but also by market forces such as the supply of and demand for the fund shares, the intraday value of the fund’s holdings, economic conditions and other factors. See “Premiums and discounts” section below.

Costs of buying and selling fund shares Buying or selling fund shares on an exchange or other secondary market involves two types of costs that typically apply to exchange-traded securities transactions. First, when buying or selling fund shares through a broker, you may incur a brokerage commission or other charges. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of the fund shares. Second, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. A fund share’s spread varies over time based on the fund’s trading volume and market liquidity. The spread is generally lower if a fund has high trading volume and market liquidity, and higher if the fund has low trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). The fund share’s spread may also be affected by the liquidity or illiquidity of the underlying securities held by the fund, particularly for newly launched or smaller funds, or in instances of significant market volatility or market disruption.

Beneficial ownership The Depository Trust Company (“DTC”) serves as the securities depository for shares of the fund. The fund shares are held only in book-entry form, which means that no stock certificates are issued. DTC or its nominee is the record owner of, and holds legal title to, all outstanding fund shares. Investors owning fund shares are beneficial owners as shown on the records of DTC or its participants. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with

23     Capital Group New Geography Equity ETF / Prospectus

DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

Premiums and discounts Information about the difference between the daily market price of the fund shares on the exchange and the fund’s NAV for various periods can be found on the fund’s website, capitalgroup.com/etf. NAV is the price at which the fund directly issues and redeems its shares. As described in more detail below, the fund’s NAV is calculated according to the fund’s pricing and valuation policies and will fluctuate based on the value of its portfolio holdings. The market price of the fund shares, on the other hand, is generally the official closing price of the fund’s shares on an exchange, and may be at, above (at a premium) or below (at a discount) its NAV. The fund share’s market price will fluctuate with changes in its NAV, as well as market supply and demand for the fund’s shares, the intraday value of the fund’s holdings, economic conditions and other factors. You may pay more than NAV when you buy fund shares and receive less than NAV when you sell those shares, because fund shares are bought and sold at current market prices. The market price is also used to calculate market returns of the fund.

Frequent trading of fund shares The fund is designed to offer most investors an investment that can be bought and sold frequently in the secondary market without impact on the fund. In addition, frequent trading by Authorized Participants (defined below), which can purchase and redeem shares directly from the fund, is designed to enable the market price of fund shares to remain at or close to NAV. Accordingly, the fund’s board has not adopted policies and procedures designed to discourage excessive or short-term trading by these investors. The fund accommodates frequent purchases and redemptions of creation units by Authorized Participants and does not place a limit on purchases or redemptions of creation units by these investors. The fund reserves the right to reject any purchase order at any time. The fund also reserves the right to reject any redemption order in accordance with applicable law.

With respect to redemption baskets comprised of foreign common stocks, the fund may deliver such foreign common stocks more than seven (7) (but no more than fifteen (15)) calendar days after the fund’s shares are tendered for redemption as a result of local market holidays. In addition, the fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Determining fund net asset value NAV is computed by adding the value of a fund’s investments, cash and other assets, subtracting the fund’s liabilities, and dividing the result by the number of shares that are outstanding. Realized investment income and gain is included in the fund’s NAV until the ex-dividend date, when the declared dividend amount is treated as a fund liability. The fund’s NAV is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g., the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the fund’s NAV will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close

Capital Group New Geography Equity ETF / Prospectus     24

of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s NAV. The price at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in acceptable form in accordance with the applicable Authorized Participant Agreement, as defined in the “Creations and redemptions” section of this prospectus.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The fund‘s portfolio investments are valued in accordance with procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem the fund shares.

Creations and redemptions Prior to trading in the secondary market, shares of the fund are “created” at NAV only in block-size creation units or multiples thereof. Creations and redemptions must be made through a firm (an “Authorized Participant”) that is a member or participant of a clearing agency registered with the SEC, and that has executed a written agreement (the “Authorized Participant Agreement”) with the fund’s distributor, Capital Client Group, Inc. (the “distributor”), an affiliate of the investment adviser, with respect to the purchase and redemption of creation units.

A creation transaction, which is subject to acceptance by the distributor or its agents, generally takes place when an Authorized Participant deposits into the fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities, assets or other positions (a “redemption basket”) held by the fund and an amount of cash (including any portion of such securities, assets or other positions for which cash may be substituted). The fund may, in certain circumstances, offer creation units partially or solely for cash.

Except when aggregated in one or more creation units, shares are generally not redeemable by the fund. Creation and redemption baskets may differ, and the fund may accept “custom baskets.” More information regarding custom baskets is contained in the fund’s statement of additional information. The prices at which creations and

25     Capital Group New Geography Equity ETF / Prospectus

redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the Authorized Participant Agreement.

Authorized Participants may create or redeem creation units for their own accounts or for their customers, including, without limitation, affiliates of the fund. In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem creation units either may not be executed according to the fund’s instructions or may not be executed at all, or the fund may not be able to place or change orders.

When engaging in in-kind transactions, the fund intends to comply with U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Because new shares may be created and issued on an ongoing basis, at any point during the life of the fund, a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

In addition, certain affiliates of the fund and the investment adviser may purchase and resell fund shares pursuant to this prospectus.

Derivative actions The fund’s declaration of trust provides a process for the bringing of derivative actions by shareholders. Except for claims under federal securities laws, no shareholder may maintain a derivative action on behalf of the fund unless holders of at least 20% of the outstanding shares of the fund join in bringing such action. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the trustees. Following receipt of the demand, the trustees must be afforded a reasonable amount of time to consider and investigate the demand. The trustees will be entitled to retain counsel or other advisers in considering the merits of the request and, except for claims under federal securities laws, the trustees may require an undertaking by the shareholders making such request to reimburse the fund for the expense of any such advisers in the event that the trustees determine not to bring such action.

Capital Group New Geography Equity ETF / Prospectus     26

Distributions and taxes

Dividends and distributions Dividends from net investment income, if any, generally are declared and paid annually by the fund. In the event the fund's distribution of net investment income exceeds its earnings and profits for tax purposes, a portion of such distribution may be classified as return of capital. Distributions of capital gains, if any, generally are declared and paid once a year, but the fund may make distributions on a more frequent basis. The fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company under the Internal Revenue Code of 1986, as amended, or to avoid imposition of income or excise taxes on undistributed income or realized gains. Dividends and other distributions on shares of the fund are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners of record with proceeds received from the fund.

Dividend reinvestment service If you bought your shares in the secondary market, your broker is responsible for distributing the income and capital gain distributions to you. To reinvest dividend and capital gains distributions, you must hold your fund shares at a broker that offers a reinvestment service. This can be the broker’s own service, or a service made available by a third party, such as the broker’s outside clearing firm or the DTC. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional shares of the fund purchased in the secondary market. To determine whether a reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker.

Taxes on dividends and distributions For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. If you are an individual and meet certain holding period requirements with respect to your fund shares, you may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the fund to you. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. Because of this, the fund may be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the fund had effected redemptions wholly on an in-kind basis. If investors buy shares when the fund has realized but not yet distributed income or capital gains, they will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution. Any taxable distributions investors receive will normally be taxable to them when they receive them.

Taxes on exchange-listed share sales Currently, any capital gain or loss realized upon a sale of the fund shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. Capital loss realized on the sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. The ability to deduct capital losses may be limited.

27     Capital Group New Geography Equity ETF / Prospectus

The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on fund distributions and sales of shares. Consult your personal tax advisor about the potential tax consequences of an investment in shares of the fund under all applicable tax laws.

Distribution

Distributor The distributor distributes the fund’s shares. The distributor or its agent distributes creation units for the fund on an agency basis. The distributor does not maintain a secondary market in shares of the fund. The distributor has no role in determining the policies of the fund or the securities that are purchased or sold by the fund.

Distribution and service (12b-1) fees The fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act that allows the fund to pay distribution fees of .25% per year, to those who sell and distribute the fund shares and provide other services to shareholders. However, the fund board has determined not to authorize payment of a Rule 12b-1 plan fee at this time. Because these fees are paid out of the fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Capital Group New Geography Equity ETF / Prospectus     28

Other compensation to dealers The distributor, at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of the distributor, to dealers with which it has a substantive distribution relationship involving the sale of Capital Group ETFs. The payments are typically made in fixed dollars or based on a percentage of eligible assets of Capital Group ETF shares held by the dealer. Eligible assets are all Capital Group ETF assets other than assets held in certain IRAs and retirement accounts. Dealers are responsible for identifying these assets and may direct Capital Client Group, Inc. to exclude additional assets.

Payments made pursuant to the paragraph above support various efforts, including, among other things:

· making the Capital Group ETFs available through firm distribution platforms including self-directed platforms for the public as well as clearing, custody and recordkeeping services for other intermediaries and related sales infrastructure;

· account maintenance and support, statement preparation, transaction processing and operational improvements; and

· training, education and marketing opportunities, support for transaction fees, technology costs and data (including fees to obtain information on financial professionals to better tailor training, education and marketing opportunities).

A list of firms anticipated to receive additional compensation (as described above) in an amount exceeding $100,000 based on prior payments is included in the statement of additional information.

The distributor will, on a periodic basis, determine the advisability of continuing these payments.

The distributor also pays expenses associated with meetings and other training and educational opportunities conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial professionals and shareholders about Capital Group ETFs. In addition, the distributor may make payments to other third parties for ETF data.

If investment advisers, distributors or other affiliates of ETFs pay compensation or other incentives to investment dealers in differing amounts, dealer firms and their financial professionals may have financial incentives for recommending a particular ETF over other ETFs, mutual funds or investments, creating a potential conflict of interest. You should consult with your financial professional and review carefully any disclosure by your financial professional’s firm as to the compensation received.

29     Capital Group New Geography Equity ETF / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the fund’s results for the past five fiscal years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). The information in the Financial Highlights table for the fiscal year ended May 31, 2026, has been audited by Deloitte & Touche LLP, whose current report, along with the fund’s financial statements, is included in the statement of additional information, which is available upon request. The information in the Financial Highlights table for each of the prior fiscal years has been audited by a different auditor.

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income (loss) to average net assets
New Geography Equity ETF
5/31/2026	$27.22	$.38	$9.39	$9.77	$(.22)	$—	$(.22)	$36.77	36.00%	$2,434.64%		1.18%
5/31/2025[3,4]	25.04	.40	1.85	2.25	(.07)	—	(.07)	27.22	9.00 [5]	435.64	[6]	1.70 [6]

	Year ended May 31,	Period ended
	2026	May 31, 2025[3,4,5]
Portfolio turnover rate[7,8]	63%	49%

1 Based on average shares outstanding.

2 Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.

3 Based on operations for a period that is less than a full year.

4 For the period June 25, 2024 commencement of operations, through May 31, 2025.

5 Not annualized.

6 Annualized.

7 Rates do not include the fund’s portfolio activity with respect to any Central Funds.

8 Rates exclude in-kind transactions, if any.

Capital Group New Geography Equity ETF / Prospectus 30

For fund information or to request free copies of the fund’s statement of additional information, annual or semi-annual reports (“fund documents”)	(800) 421-4225 8 a.m. to 7 p.m. ET
For shareholder inquiries	Please contact your financial intermediary through whom you invest in the fund
For 24-hour fund information including fund documents	capitalgroup.com/etf
Telephone calls you have with Capital Group may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to Capital Group on the telephone, you consent to such monitoring and recording.

Multiple translations This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail. Liability is not limited as a result of any material misstatement or omission introduced in the translation.

Annual/Semi-annual report to shareholders and Form N-CSR Additional information about the fund’s investments is available in the fund’s annual and semi-annual reports to shareholders and in the Form N-CSR/S on file with the U.S. Securities and Exchange Commission (“SEC”). In the fund’s annual report, you will find a summary discussion of the key market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. In Form N-CSR/S, you will find the fund’s annual and semi-annual financial statements.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, its investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the SEC. These and other related materials about the fund are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov. The codes of ethics, current SAI, shareholder reports and other information such as the fund’s financial statements are also available, free of charge, on our website, capitalgroup.com/etf.

Householding Householding is an option available to certain investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status. At any time, you may view current prospectuses and financial reports on our website.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

ETGEPRX-319-0826P Litho in USA CGD/TM/10750 Investment Company File No. 811-23936

Capital Group New Geography Equity ETF

Part B
Statement of Additional Information

August 1, 2026

This document is not a prospectus but should be read in conjunction with the current prospectus of Capital Group New Geography Equity ETF (the “fund”) dated August 1, 2026.

You may obtain a prospectus from your financial professional, by calling (800) 421-4225 or by contacting Capital Client Group, Inc., the fund’s distributor (the “distributor”), at the following address:

Capital Group New Geography Equity ETF
Attention: Secretary

6455 Irvine Center Drive
Irvine, California 92618-4518

Exchange: NYSE Arca, Inc.

Ticker: CGNG

Table of Contents

Item	Page no.

The fund	2
Exchange listing and trading	3
Certain investment limitations and guidelines	4
Description of certain securities, investment techniques and risks	5
Fund policies	26
Continuous offering	28
Management of the fund	30
Execution of portfolio transactions	53
Portfolio trading by Authorized Participants	57
Disclosure of portfolio holdings	58
Creation and redemption of creation units	59
Determination of net asset value	66
Taxes and distributions	68
General information	72
Appendix	74

Investment portfolio
Financial statements

Capital Group New Geography Equity ETF — Page 1

The fund

The fund, an open-end, nondiversified, management investment company, was organized as a Delaware statutory trust on November 17, 2023. The fund issues and sells shares at net asset value (“NAV”) only in aggregations of a specified number of shares (each a “creation unit”), generally in exchange for a designated portfolio of securities, assets or other positions (the “deposit securities”), together with the deposit of a specified cash payment (the “cash component”). The fund’s shares are listed and traded on NYSE Arca, Inc. (the “listing exchange”). The fund’s shares trade on the listing exchange at market prices that may be below, at or above NAV. Shares are redeemable only in one or more creation units by Authorized Participants (as defined in the Creation and redemption of creation units section of this statement of additional information). In the event of a reorganization, merger, conversion or liquidation of the fund, the fund may redeem individual shares. The fund reserves the right to permit or require that creations and redemptions of shares be effected fully or partially in cash.

The fund’s shares may be issued in advance of receipt of deposit securities, subject to various conditions, including a requirement that the Authorized Participant maintain with the fund certain collateral as set forth in the agreement with the Authorized Participant. The fund may use such collateral to purchase missing deposit securities. See the Creation and redemption of creation units section of this statement of additional information.

Transaction fees and other costs associated with creations or redemptions that include a cash portion may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to redemptions of shares and fees will be subject to the requirements of the U.S. Securities and Exchange Commission (the “SEC”) rules and regulations applicable to management investment companies offering redeemable securities.

As in the case of other exchange-traded securities, when you buy or sell shares of the fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.

Capital Group New Geography Equity ETF — Page 2

Exchange listing and trading

A discussion of exchange listing and trading matters associated with an investment in the fund is contained in the Shareholder information section of the fund’s prospectus. The discussion below supplements, and should be read together with, that section of the prospectus. The fund shares are listed for trading and trade throughout the day on the listing exchange and other secondary markets. The fund shares may also be listed on certain foreign (non-U.S.) exchanges. The fund‘s shares may be less actively traded in certain foreign markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in non-U.S. markets, which may result in secondary market prices in such non-U.S. markets being less efficient.

There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of shares of the fund will continue to be met. The listing exchange may, but is not required to, remove the shares of the fund from listing if, among other things: (i) the listing exchange becomes aware the fund is no longer eligible to operate in reliance on Rule 6c-11 under the Investment Company Act of 1940, as amended (the “1940 Act”); (ii) any of the other listing requirements are not continuously maintained; (iii) there are fewer than 50 beneficial holders of fund shares following the first 12 months of trading on the listing exchange; or (iv) any event shall occur or condition shall exist that, in the opinion of the listing exchange, makes further dealings on the listing exchange inadvisable. The listing exchange will also remove shares of the fund from listing and trading upon termination of the fund.

Capital Group New Geography Equity ETF — Page 3

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets (excluding, for the avoidance of doubt, collateral held in connection with securities lending activities) unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

General

· The fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any). For purposes of this policy, equity-type securities are securities that exhibit ownership characteristics, including common and preferred stock, securities convertible into common and preferred stock and depository receipts representing ownership in common and preferred stock. Investments in derivatives may be counted toward the fund’s 80% investment policy to the extent that such derivatives provide investment exposure to the investments included within the policy or to one or more market risk factors associated with such investments.

· The fund will invest at least 30% of its assets in equity securities of issuers domiciled in qualified developing countries. The prospectus contains information on factors considered in determining whether a country is qualified, as well as information on the qualified developing countries in which the fund may currently invest.

· For purposes of determining whether an investment is made in a particular country or geographic region, the fund’s investment adviser will generally look to the domicile of the issuer in the case of equity securities or to the country to which the security is tied economically in the case of debt securities. In doing so, the fund’s investment adviser will generally look to the determination of MSCI Inc. (MSCI) for equity securities and Bloomberg for debt securities. In certain limited circumstances (including where relevant data is unavailable or the nature of a holding warrants special considerations), the adviser may also take into account additional factors, as applicable, including where the issuer’s securities are listed; where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations, generates revenues and/or has credit risk exposure; and the source of guarantees, if any, of such securities.

· The fund may invest its assets in equity securities of any company, regardless of where it is domiciled, if the fund’s investment adviser determines that a significant portion of its assets or revenues is attributable to developing countries. Although the fund's investment adviser generally considers 20% or more of a company's assets or revenues to be a significant portion of its assets or revenues, in certain limited circumstances (including where relevant data is incomplete or the nature of a holding warrants special considerations), the fund's investment adviser may also take into account additional factors such as the company's industry, expected revenues, and how the company's revenues are earned.

* * * * * *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

Capital Group New Geography Equity ETF — Page 4

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objective, strategies and risks.”

Market conditions – The value of, and the income generated by, the securities in which the fund invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets. Rapid or unexpected changes in market conditions could cause the fund to liquidate holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments such as changes in interest rates, credit quality, inflation, or currency rates or generally adverse investor sentiment, or political events, such as the imposition of trading and tariff arrangements. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs, or competitive conditions.

Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, trading and tariff arrangements, social unrest, natural disasters, the spread of infectious illness or other public health threats, or bank failures could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The fund could be negatively impacted if the value of a portfolio holding were harmed by such conditions or events.

Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, bank failures or other events, can adversely affect local and global markets and normal market operations. Market disruptions may exacerbate political, social, and economic risks. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Such events can be highly disruptive to economies and markets and significantly impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the fund’s investments and operation of the fund. These events could disrupt businesses that are integral to the fund’s operations or impair the ability of employees of fund service providers to perform essential tasks on behalf of the fund.

Governmental and quasi-governmental authorities may take a number of actions designed to support local and global economies and the financial markets in response to economic disruptions. Such actions may include a variety of significant fiscal and monetary policy changes, including, for example, direct capital infusions into companies, new monetary programs and significantly lower interest rates. These actions have resulted in significant expansion of public debt and may result in greater market risk. Additionally, an unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks and may also include securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata

Capital Group New Geography Equity ETF — Page 5

share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investing in smaller capitalization stocks — The fund may invest in the stocks of smaller capitalization companies. Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be less liquid or illiquid (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls, sanctions, or punitive taxes that could adversely impact the value of these securities. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, auditing, financial reporting, accounting and recordkeeping standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in developing countries.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in developing countries — Investing in developing countries may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be

Capital Group New Geography Equity ETF — Page 6

limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

In countries where direct foreign investment is limited or prohibited, the fund may invest in operating companies based in such countries through an offshore intermediary entity that, based on contractual agreements, seeks to replicate the rights and obligations of direct equity ownership in such operating company. Because the contractual arrangements do not in fact bestow the fund with actual equity ownership in the operating company, these investment structures may limit the fund’s rights as an investor and create significant additional risks. For example, local government authorities may determine that such structures do not comply with applicable laws and regulations, including those relating to restrictions on foreign ownership. In such event, the intermediary entity and/or the operating company may be subject to penalties, revocation of business and operating licenses or forfeiture of foreign ownership interests, and the fund’s economic interests in the underlying operating company and its rights as an investor may not be recognized, resulting in a loss to the fund and its shareholders. In addition, exerting control through contractual arrangements may be less effective than direct equity ownership, and a company may incur substantial costs to enforce the terms of such arrangements, including those relating to the distribution of the funds among the entities. These special investment structures may also be disregarded for tax purposes by local tax authorities, resulting in increased tax liabilities, and the fund’s control over – and distributions due from – such structures may be jeopardized if the individuals who hold the equity interest in such structures breach the terms of the agreements. While these structures may be widely used to circumvent limits on foreign ownership in certain jurisdictions, there is no assurance that they will be upheld by local regulatory authorities or that disputes regarding the same will be resolved consistently.

Although there is no universally accepted definition, the investment adviser generally considers a developing country to be a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

Certain risk factors related to developing countries

Currency fluctuations — Certain developing countries’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund’s developing countries securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation, governmental restrictions that limit or otherwise delay the fund's ability to convert or repatriate currencies and currency devaluations.

Capital Group New Geography Equity ETF — Page 7

Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and may not honor legal rights or protections enjoyed by investors in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While the fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the fund’s investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Developing countries may be less well-developed and regulated than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through which the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Limited market information — The fund may encounter problems assessing investment opportunities in certain developing countries in light of limitations on available information and different accounting, auditing and financial reporting standards. For example, due to

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jurisdictional limitations, the Public Company Accounting Oversight Board (“PCAOB”), which regulates auditors of U.S. reporting companies, may be unable to inspect the audit work and practices of PCAOB-registered auditing firms in certain developing countries. As a result, there is greater risk that financial records and information relating to an issuer’s operations in developing countries will be incomplete or misleading, which may negatively impact the fund’s investments in such company. When faced with limited market information, the fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency or accuracy of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the fund varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Remedies — Developing countries may offer less protection to investors than U.S. markets and, in the event of investor harm, there may be substantially less recourse available to the fund and its shareholders. In addition, as a matter of law or practicality, the fund and its shareholders - as well as U.S. regulators - may encounter substantial difficulties in obtaining and enforcing judgments and other actions against non-U.S. individuals and companies.

Investing through Stock Connect — The fund may invest in China A-shares of certain Chinese companies listed and traded on the Shanghai Stock Exchange (“SSE”) and on the Shenzhen Stock Exchange (“SZSE”, and together, the “Exchanges”) through the Shanghai-Hong Kong Stock Connect Program and the Shenzhen-Hong Kong Stock Connect Program, respectively (together, “Stock Connect”). Stock Connect is a securities trading and clearing program developed by the Exchange of Hong Kong, the Exchanges and the China Securities Depository and Clearing Corporation Limited. Stock Connect facilitates foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. Persons investing through Stock Connect are subject to PRC regulations and Exchange listing rules, among others. These could include limitations on or suspension of trading. These regulations are relatively new and subject to changes which could adversely impact the fund’s rights with respect to the securities. For example, a stock may be recalled from the scope of securities traded on the SSE or SZSE eligible for trading via Stock Connect for various reasons, and in such event the stock can be sold but is restricted from being bought.  In such event, the investment adviser’s ability to implement the fund’s investment strategies may be adversely affected. As Stock Connect is still relatively new, investments made through Stock Connect are subject to relatively new trading, clearance and settlement procedures and there are no assurances that the necessary systems to run the program will function properly. In addition, Stock Connect is subject to aggregate and daily quota limitations on purchases and permitted price fluctuations.  As a result, the fund may experience delays in transacting via Stock Connect and there can be no assurance that a liquid market on the Exchanges will exist. Since Stock Connect only operates on days when both the Chinese and Hong Kong markets are open for trading, and banking services are available in both markets on the corresponding settlement days, the fund’s ownership interest in securities traded through Stock Connect may not be reflected directly and the fund may be subject to the risk of price fluctuations in China A-shares when Stock Connect is not open to trading. Changes in Chinese tax rules may also adversely affect the fund’s performance. The fund’s shares are held in an omnibus account and registered in nominee name. Please also see the sections on risks relating to investing outside the United States and investing in developing countries.

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Warrants and rights — Warrants and rights may be acquired by the fund in connection with other securities or separately. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed income securities at a specified price at a later date. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuing company. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Changes in the value of a warrant or right do not necessarily correspond to changes in the value of its underlying security. The price of a warrant or right may be more volatile than the price of its underlying security, and they therefore present greater potential for capital appreciation and capital loss. The effective price paid for warrants or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price of the underlying security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

Synthetic local access instruments — Participation notes, market access warrants and other similar structured investment vehicles (collectively, “synthetic local access instruments”) are instruments used by investors to obtain exposure to equity investments in local markets where direct ownership by foreign investors is not permitted or is otherwise restricted by local law. Synthetic local access instruments, which are generally structured and sold over-the-counter by a local branch of a bank or broker-dealer that is permitted to purchase equity securities in the local market, are designed to replicate exposure to one or more underlying equity securities. The price and performance of a synthetic local access instrument are normally intended to track the price and performance of the underlying equity assets as closely as possible. However, there can be no assurance that the results of synthetic local access instruments will replicate exactly the performance of the underlying securities due to transaction costs, taxes and other fees and expenses. The holder of a synthetic local access instrument may also be entitled to receive any dividends paid in connection with the underlying equity assets, but usually does not receive voting rights as it would if such holder directly owned the underlying assets.

Investments in synthetic local access instruments involve the same risks associated with a direct investment in the shares of the companies the instruments seek to replicate, including, in particular, the risks associated with investing outside the United States. Synthetic local access instruments also involve risks that are in addition to the risks normally associated with a direct investment in the underlying equity securities. For instance, synthetic local access instruments represent unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them. Consequently, a purchaser of a synthetic local access instrument relies on the creditworthiness of such a bank or broker-dealer counterparty and has no rights under the instrument against the issuer of the underlying equity securities. Additionally, there is no guarantee that a liquid market for a synthetic local access instrument will exist or that the issuer of the instrument will be willing to repurchase the instrument when an investor wishes to sell it.

Depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. The fund may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and other similar securities. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. entity. For other depositary receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may be issued by a non-U.S. or a U.S. entity. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as EDRs and GDRs, may be issued in bearer form, may be

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denominated in either U.S. dollars or in non-U.S. currencies, and are primarily designed for use in securities markets outside the United States. ADRs, EDRs and GDRs can be sponsored by the issuing bank or trust company or the issuer of the underlying securities. Although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of such securities into the underlying securities, generally no fees are imposed on the purchase or sale of these securities other than transaction fees ordinarily involved with trading stock. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, the issuers of securities underlying depositary receipts may not be obligated to timely disclose information that is considered material under the securities laws of the United States. Therefore, less information may be available regarding these issuers than about the issuers of other securities and there may not be a correlation between such information and the market value of the depositary receipts.

Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Currency transactions — The fund may enter into currency transactions on a spot (i.e., cash) basis at the prevailing rate in the currency exchange market to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Some forward currency contracts, called non-deliverable forwards or NDFs, do not call for physical delivery of the currency and are instead settled through cash payments. Forward currency contracts are typically privately negotiated and traded in the interbank market between large commercial banks (or other currency traders) and their customers. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell a non-U.S. currency against another non-U.S. currency.

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates, as well as foreign currency transactions, can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Such intervention or other events could prevent the fund from entering into foreign currency transactions, force the fund to exit such transactions at an unfavorable time or price or result in penalties to the fund, any of which may result in losses to the fund.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

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The realization of gains or losses on foreign currency transactions will usually be a function of the investment adviser’s ability to accurately estimate currency market movements. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. In addition, while entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency.

Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause the fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. Forward currency contracts are considered derivatives. Accordingly, under the SEC’s rule applicable to the fund’s use of derivatives, a fund’s obligations with respect to these instruments will depend on the fund’s aggregate usage of and exposure to derivatives, and the fund’s usage of forward currency contracts is subject to written policies and procedures reasonably designed to manage the fund’s derivatives risk.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code of 1986 as amended (the "Code") and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Indirect exposure to cryptocurrencies – Cryptocurrencies are digital assets which may act as a store of wealth, a medium of exchange or an investment asset. There are thousands of cryptocurrencies, such as bitcoin. Although the fund has no current intention of directly investing in cryptocurrencies, some issuers accept cryptocurrency for payment of services, use cryptocurrencies as reserve assets and/or invest in cryptocurrencies, and the fund may have exposure to cryptocurrencies through investments in securities of such issuers. The fund may also invest in securities of issuers which provide cryptocurrency-related services.

Cryptocurrencies are subject to fluctuations in value. Cryptocurrencies are not backed by any government, corporation or other identified body. Rather, the value of a cryptocurrency is determined by other factors, such as the perceived future prospects or the supply and demand for such cryptocurrency in the global market for the trading of cryptocurrency. Cryptocurrencies may trade on platforms which are largely unregulated and may be more exposed to operational or technical issues as well as fraud or manipulation in comparison to established, regulated exchanges for securities, derivatives and traditional currencies. The values of cryptocurrencies have been, and may in the future continue to be, highly volatile and subject to sudden and significant increases and declines. The value of a cryptocurrency may decline precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a loss of confidence in its network or a change in user preference to other cryptocurrencies. The value of securities of issuers with significant holdings of cryptocurrencies may be subject to, among other things, fluctuations in the value of such cryptocurrencies, and such issuers may experience custody issues and/or lose their cryptocurrency holdings through theft, hacking, or technical glitches in the applicable blockchain. The fund may experience losses as a result of the decline in value of its securities of issuers that own cryptocurrencies or which provide cryptocurrency-related services. If an issuer that owns cryptocurrencies intends to pay a dividend using such holdings or to otherwise make a distribution of such holdings to its stockholders, such dividends or distributions may face regulatory, operational and technical issues.

Factors affecting the further development, use, and exchange of cryptocurrency include, but are not limited to: continued worldwide growth of, or possible cessation of or reversal in, the adoption and use of cryptocurrencies and other digital assets; the developing regulatory environment relating to

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cryptocurrencies, including the characterization of cryptocurrencies as currencies, commodities, or securities, the tax treatment of cryptocurrencies, and government and quasi-government regulation or restrictions on, or regulation of access to and operation of, cryptocurrency networks and the exchanges on which cryptocurrencies trade, including anti-money laundering regulations and requirements; perceptions regarding the environmental impact of a cryptocurrency; changes in consumer demographics and public preferences; general economic conditions; maintenance and development of open-source software protocols; the availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one cryptocurrency may lead to a loss in confidence in, and thus decreased usage and/or value of, other cryptocurrencies.

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because

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of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, by providing that the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Restricted or illiquid securities — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active

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market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Restricted securities, for example, may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement.

Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss. Some fund holdings (including some restricted securities) may be deemed illiquid if the fund expects that a reasonable portion of the holding cannot be sold in seven calendar days or less without the sale significantly changing the market value of the investment. The determination of whether a holding is considered illiquid is made by the fund’s adviser under a liquidity risk management program adopted by the fund’s board and administered by the fund’s adviser. The fund may incur significant additional costs in disposing of illiquid securities.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement, and when the fund agrees to sell such securities, it assumes the risk of any increase in value of the security. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund may roll such transactions in lieu of taking physical delivery of the contract’s underlying assets on the settlement date. When rolling the purchase of these types of transactions, the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. When rolling the sale of these types of transactions, the fund purchases mortgage-backed securities for delivery in the current month and simultaneously contracts to sell substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price.

When rolling these types of transactions, during the period between the initial sale (or purchase) and subsequent repurchase (or sale) (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the price differential between the original and new contracts (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of any sales. The fund also takes the risk that market prices or characteristics of the underlying mortgage-backed securities may move unfavorably between the original and new contracts. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy or sell back the mortgage-backed securities it initially either sold or purchased, respectively. These transactions are accounted for as purchase and sale transactions, which contribute to the fund’s portfolio turnover rate.

With to be announced (“TBA”) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards. The fund will not use these transactions for the purpose of leveraging. Although these transactions will not be entered into for leveraging purposes, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its

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net assets would likely occur than if it were not in such a position. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

When the fund enters into a TBA commitment for the sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. To the extent the fund has sold such a security on a when-issued, delayed delivery, or forward commitment basis, the fund would not participate in future gains or losses with respect to the security if the fund holds such security. If the other party to a transaction fails to pay for the securities, the fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery or forward commitment basis without owning the security, the fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed-upon price on the settlement date.

Under the SEC’s rule applicable to the fund’s use of derivatives, when issued, forward-settling and nonstandard settlement cycle securities, as well as TBAs and roll transactions, will be treated as derivatives unless the fund intends to physically settle these transactions and the transactions will settle within 35 days of their respective trade dates.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government.

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the U.S. Department of Veterans Affairs (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank of the United States (“Exim Bank”), the U.S. International Development Finance Corporation (“DFC”), the Commodity Credit Corporation (“CCC”) and the U.S. Small Business Administration (“SBA”).

Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, among other things, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter). However, from time to time, a high national debt level, and uncertainty regarding negotiations to increase the U.S. government’s debt ceiling and periodic legislation to fund the government, could increase the risk that the U.S. government may default on its obligations and/or lead to a downgrade of the credit rating of the U.S. government. Such an event could adversely affect the value of investments in securities backed by the full faith and credit of the U.S. government, cause the fund to suffer losses and lead to significant disruptions in U.S. and global markets. Regulatory or market changes or conditions could increase demand for U.S. government securities and affect the availability of such instruments for investment and the fund's ability to pursue its investment strategies.

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing

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government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Repurchase agreements — The fund may enter into repurchase agreements, or “repos”, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repo may be considered a loan by the fund that is collateralized by the security purchased. Repos permit the fund to maintain liquidity and earn income over periods of time as short as overnight.

The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. In tri-party repos and centrally cleared or “sponsored” repos, a third-party custodian, either a clearing bank in the case of tri-party repos or a central clearing counterparty in the case of centrally cleared repos, facilitates repo clearing and settlement, including by providing collateral management services. In bilateral repos, the parties themselves are responsible for settling transactions.

The fund will only enter into repos involving securities of the type in which it could otherwise invest. If the seller under the repo defaults, the fund may incur a loss if the value of the collateral securing the repo has declined and may incur disposition costs and delays in connection with liquidating the

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collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) commercial paper; (d) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (e) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (f) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (g) higher quality corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Commercial paper — The fund may purchase commercial paper. Commercial paper refers to short-term promissory notes issued by a corporation to finance its current operations. Such securities normally have maturities of thirteen months or less and, though commercial paper is often unsecured, commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which the fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by the fund. Accordingly, Section 4(a)(2) commercial paper has been generally determined to be liquid under procedures adopted by the fund’s board of trustees.

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund and its Authorized Participants and service providers and relevant listing exchange(s) have become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, “ransomware” attacks, injection of computer viruses or malicious software code, or the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices that are used directly or indirectly by the fund or its service providers through “hacking” or other means. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may, among other things, cause the fund to lose proprietary information, suffer data

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corruption or lose operational capacity, or may result in the misappropriation, unauthorized release or other misuse of the fund’s assets or sensitive information (including shareholder personal information or other confidential information), the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These, in turn, could cause the fund to violate applicable privacy and other laws and incur or suffer regulatory penalties, reputational damage, additional costs (including compliance costs) associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s Authorized Participants and third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the Authorized Participants, service providers and of the fund, potentially resulting in financial losses, the inability of Authorized Participants to transact business with the fund and of the fund and/or Authorized Participants to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s Authorized Participants and third-party service providers in the future, particularly as the fund cannot control any cybersecurity plans or systems implemented by such Authorized Participants and/or service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Derivatives — In pursuing its investment objective(s), the fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset. The fund may take positions in futures contracts, which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (“OTC”) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by the fund as a result of the failure of the fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly

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evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a derivative instrument may result in losses. Further, if a fund’s counterparty were to default on its obligations, the fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the fund’s rights as a creditor and delay or impede the fund’s ability to receive the net amount of payments that it is contractually entitled to receive. Derivative instruments are subject to additional risks, including operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

The value of some derivative instruments in which the fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the fund’s other investments, the ability of the fund to successfully utilize such derivative instruments may depend in part upon the ability of the fund’s investment adviser to accurately forecast market and economic factors (such as interest rates). The success of the fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, the fund could suffer losses.

Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, the fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for the fund’s derivative positions, the fund may encounter difficulty in valuing such illiquid positions. The value of a derivative instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund.

Because certain derivative instruments may obligate the fund to make one or more potential future payments, which could significantly exceed the value of the fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on the fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the fund’s investment in the instrument. When a fund leverages its portfolio, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes.

The fund’s compliance with the SEC’s rule applicable to the fund’s use of derivatives may limit the ability of the fund to use derivatives as part of its investment strategy. The rule requires that a fund that uses derivatives in a limited manner, which is currently the case for the fund, limit its derivatives exposure to 10% of its net assets (as calculated in accordance with the SEC rule) and adopt and implement written policies and procedures reasonably designed to manage its derivatives risks.

Futures — The fund may enter into futures contracts. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when such contracts are bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters

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into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (“FCM”), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable Commodity Futures Trading Commission (“CFTC”) rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posted by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable CFTC rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market

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for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets posted as margin for its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Inflation/Deflation risk — The fund may be subject to inflation and deflation risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the fund‘s assets can decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation or inflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the fund‘s assets.

Interfund borrowing and lending — Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the fund may lend money to, and borrow money from, other funds advised by Capital Research and Management Company or its affiliates. The fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. The fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

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Affiliated investment companies — The fund may purchase shares of certain other investment companies managed by the investment adviser or its affiliates (“Central Funds”). The risks of owning another investment company are similar to the risks of investing directly in the securities in which that investment company invests. Investments in other investment companies could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in a particular asset class, and will subject the fund to the risks associated with the particular asset class or asset classes in which an underlying fund invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. Any investment in another investment company will be consistent with the fund’s objective(s) and applicable regulatory limitations. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses.

Securities lending activities – The fund may lend portfolio securities to brokers, dealers or other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned. While portfolio securities are on loan, the fund will continue to receive the equivalent of the interest and the dividends or other distributions paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund will not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall each loan to vote on proposals, including proposals involving material events affecting securities loaned. The fund has delegated the decision to lend portfolio securities to the investment adviser. The adviser also has the discretion to consent on corporate actions and to recall securities on loan to vote. In the event the adviser deems a corporate action or proxy vote material, as determined by the adviser based on factors relevant to the fund, it will use reasonable efforts to recall the securities and consent to or vote on the matter.

Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all, which would interfere with the fund’s ability to vote proxies or settle transactions, and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected. The fund will make loans only to parties deemed by the fund’s adviser to be in good standing and when, in the adviser’s judgment, the income earned would justify the risks.

Fidelity Agency Lending, a business unit within National Financial Services LLC (“Fidelity”) serves as securities lending agent for the fund. As the securities lending agent, Fidelity administers the fund’s securities lending program pursuant to the terms of a securities lending agent agreement entered into between the fund and Fidelity. Under the terms of the agreement, Fidelity is responsible for making available to approved borrowers securities from the fund’s portfolio. Fidelity is also responsible for the administration and management of the fund’s securities lending program, including the preparation and execution of an agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented, ensuring that loaned securities are valued daily and that the corresponding required collateral is delivered by the borrowers, arranging for the investment of collateral received from borrowers, and arranging for the return of loaned securities to the fund in accordance with the fund’s instructions or at loan termination. As compensation for its services, Fidelity receives a portion of the amount earned by the fund for lending securities.

The following table sets forth, for the fund’s most recently completed fiscal year, the fund’s dollar amount of income and fees and/or other compensation related to its securities lending activities. Net income from securities lending activities may differ from the amount reported in the fund’s Form N-CSR, which reflects estimated accruals.

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Gross income from securities lending activities	$20,000
Fees paid to securities lending agent from a revenue split	0
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	0
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	17,000
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	17,000
Net income from securities lending activities	3,000

Temporary defensive strategies — For temporary defensive purposes, the fund may invest without limitation in cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

* * * * * *

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Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

The fund’s portfolio turnover rates for the fiscal year ended May 31, 2026 and for the period from June 25, 2024 (commencement of operations) to May 31, 2025, were 63% and 49%, respectively. Variations in turnover rates are due to changes in trading activity during the period. The portfolio turnover rate would equal 100% if each security in the fund’s portfolio were replaced once per year.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets (excluding, for the avoidance of doubt, collateral held in connection with securities lending activities) unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act, except to the extent permitted by the 1940 Act or the rules under the 1940 Act. As a matter of policy, however, the fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, at any time the fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of Section 12(d)(1)(G).

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Additional information about the fund‘s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time of borrowing and thereafter.

For purposes of fundamental policies 1a and 1e, the fund may borrow money from, or loan money to, other funds managed by Capital Research and Management Company or its affiliates to the extent permitted by applicable law and an exemptive order issued by the SEC.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, the fund is permitted to enter into derivatives and certain other transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, in accordance with current SEC rules and interpretations.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objective(s) and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. government, its agencies or U.S. government sponsored enterprises or repurchase agreements with respect thereto.

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Continuous offering

The method by which creation units are created and traded may raise certain issues under applicable securities laws. Because new creation units are issued and sold by the fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes creation units after placing an order with the distributor, breaks them down into constituent fund shares and sells such fund shares directly to customers or if it chooses to couple the creation of new fund shares with an active selling effort involving solicitation of secondary market demand for fund shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” within the meaning of Section 2(a)(11) of the 1933 Act but are effecting transactions in fund shares, whether or not participating in the distribution of fund shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to fund shares are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the listing exchange is satisfied by the fact that the prospectus is available at the listing exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

The fund’s investment adviser or its affiliates (the “Selling Shareholder”) may purchase fund shares through a broker-dealer to seed, in whole or in part, the fund as it is launched or thereafter. The Selling Shareholder may also purchase fund shares from broker-dealers or other investors that have previously provided seed capital for the fund when it is launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of the fund, the fund’s shares are being registered to permit the resale by the Selling Shareholder of these fund shares from time to time after purchase. The fund will not receive any proceeds from the resale by the Selling Shareholder of these fund shares.

The Selling Shareholder intends to sell all or a portion of fund shares owned by it and offered hereby from time to time directly to certain brokers, dealers and investment firms at prevailing market prices at the time of the sale. In doing so, the Selling Shareholder may use ordinary brokerage transactions through brokers or dealers (who may act as agents or principals) or sell directly to one or more purchasers, in privately negotiated transactions or through any other method permitted by applicable law.

The Selling Shareholder and any broker-dealer or agents participating in the distribution of fund shares may be deemed to be “underwriters” in connection with such distribution. In such event, any commissions paid to any such broker-dealer or agent and any profit from the resale of fund shares purchased by them may be deemed to be underwriting commissions or discounts under the 1933 Act. The Selling Shareholder who may be deemed an “underwriter” will be subject to the applicable prospectus delivery requirements of the 1933 Act.

Capital Group New Geography Equity ETF — Page 28

The Selling Shareholder has informed the fund that it is not a registered broker-dealer and does not have any written or oral agreement or understanding, directly or indirectly, with any person to distribute fund shares. Upon the fund being notified in writing by the Selling Shareholder that any material arrangement has been entered into with a broker-dealer for the sale of fund shares through a block trade, special offering, exchange distribution or secondary distribution or a purchase by a broker or dealer, a supplement to this statement of additional information will be filed, if required, pursuant to Rule 497 under the 1933 Act, disclosing (i) the name of each Selling Shareholder and of the participating broker-dealer(s), (ii) the number of fund shares involved, (iii) the price at which such fund shares were sold, (iv) the commissions paid or discounts or concessions allowed to such broker-dealer(s), where applicable, (v) that such broker-dealer(s) did not conduct any investigation to verify the information set out or incorporated by reference in the fund’s prospectus and statement of additional information, and (vi) other facts material to the transaction.

The Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the rules and regulations thereunder, including, without limitation, to the extent applicable, Regulation M of the 1934 Act, which may limit the timing of purchases and sales of any of fund shares by the Selling Shareholder and any other participating person. To the extent applicable, Regulation M may also restrict the ability of any person engaged in the distribution of fund shares to engage in market-making activities with respect to fund shares. All of the foregoing may affect the marketability of the fund shares and the ability of any person or entity to engage in market-making activities with respect to the fund shares. There is a risk that the Selling Shareholder may redeem its investments in the fund or otherwise sell its fund shares to a third party that may redeem. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the fund and its shares.

Capital Group New Geography Equity ETF — Page 29

Management of the fund

Board of trustees and officers

Independent trustees1

The fund’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

Capital Group New Geography Equity ETF — Page 30

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Gina F. Adams, 1958 Trustee (2026)	Executive Vice President, General Counsel and Secretary, FedEx Corporation (transportation/logistics company)	53	Entergy Corporation	· Board service for educational, arts and other nonprofit organizations · LLM, JD
Charles E. Andrews, 1952 Trustee (2026)	Business advisor and corporate board member; former Board Member and Advisor, MorganFranklin Consulting (business consulting and technology solutions)	16	Marriott Vacations Worldwide Corporation; NVR, Inc.; Trustar Bank

· Service as chief executive officer

· Service as chief financial officer

· Corporate board experience

· Chartered Global Management Accountant

· Service on boards of community and nonprofit organizations

· Certified public accountant

Joseph J. Bonner, 1955 Trustee (2026)	President and CEO, Solana Beach Capital LLC (real estate advisory); Global Head of Real Estate, Board Member, The Interlink Group (private merchant bank)	16	Extra Space Storage	· Advisory board service for real estate investment management firm · Board service for educational and nonprofit organizations · MBA · MS, Civil Engineering, BArch, Architecture
Michael C. Camuñez, 1969 Trustee (2026)	President and CEO, Monarch Global Strategies LLC	16	Edison International/Southern California Edison

· Senior management experience

· Former Special Counsel to the President, The White House

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· Corporate board experience

· JD

Capital Group New Geography Equity ETF — Page 31

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Vanessa C. L. Chang, 1952 Trustee (2024)	Former Director, EL & EL Investments (real estate)	93

Transocean Ltd. (offshore drilling contractor)

Former director of Sykes Enterprises (outsourced customer engagement service provider) (until 2021); Edison International/ Southern California Edison (until 2025)

· Service as a chief executive officer, insurance-related (claims/dispute resolution) internet company

· Senior management experience, investment banking

· Former partner, public accounting firm

· Corporate board experience

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· Former member of the Governing Council of the Independent Directors Council

· CPA (inactive)

Cecilia V. Estolano, 1966 Trustee (2026)	Founder and CEO of Estolano Advisors (urban planning and public policy consultancy); CEO of Better World Group (boutique environmental advocacy consultancy)	16	None

· Senior management experience for public policy, environmental, redevelopment and governmental agencies

· Experience as land use and environmental lawyer

· Board service for the arts, educational, public policy, urban planning, charitable and other nonprofit organizations

· MA, Urban Planning; JD

Capital Group New Geography Equity ETF — Page 32

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Yvonne L. Greenstreet, 1962 Trustee (2026)	Chief Executive Officer, Alnylam Pharmaceuticals, Inc.	16	Former director of Argenx (a global immunology company) (until 2022); Pacira, Inc. (pharmaceuticals) (until 2023)

· Senior management experience in the global pharmaceutical and life sciences industries, including research and development, strategy and commercial development

· Board service for philanthropic, educational and nonprofit organizations

· MBA, MBChB

Martin E. Koehler, 1957 Trustee (2026)	Independent management consultant	53	None	· Senior management experience · Corporate board experience · Service on advisory and trustee boards for charitable and nonprofit organizations · MBA · MS, industrial engineering
Sharon I. Meers, 1965 Trustee (2026)	Co-Founder and President, Midi Health, Inc. (a women’s telehealth company)	93	None

· Service as head of strategic partnerships, ecommerce company

· Experience in investment banking and senior management experience in business development, operations and investment management

· Service on trustee boards for nonprofit organizations

· MA, economics

Capital Group New Geography Equity ETF — Page 33

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Pascal Millaire, 1983 Trustee (2026)	Managing Director, Agathis Partners Inc.; former CEO and Director, CyberCube Analytics, Inc. (cyber risk software for insurers)	16	None

· Service as chief executive officer

· Senior management experience

· Corporate board experience

· Service on advisory and trustee boards for charitable and nonprofit organizations

· Global management consultant

· Cybersecurity experience

· MBA

William I. Miller, 1956 Chair of the Board (Independent and Non-Executive) (2026)	Former President, The Wallace Foundation	16	Cummins, Inc.	· Service as chief executive officer · Corporate board experience · Service on advisory and trustee boards for charitable, educational and nonprofit organizations · MBA
Josette Sheeran, 1954 Trustee (2026)	Founder and CEO, Firefly Global Group (geopolitical and business consulting); former President, Canoo, Inc.; former President and CEO, Asia Society	53	None

· Service as chief executive officer

· Senior management experience

· Government service

· Service on advisory councils and commissions for international and governmental organizations

· Service on advisory and trustee boards for charitable and nonprofit organizations

· Service as trustee for public and private entities

Capital Group New Geography Equity ETF — Page 34

Interested trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the fund‘s service providers also permit the interested trustees to make a significant contribution to the fund’s board.

Name, year of birth and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the distributor of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
Bradford F. Freer, 1969 Co-President and Trustee (2024)	Partner – Capital Research Global Investors, Capital Research and Management Company; Partner – Capital Research Global Investors, Capital Bank and Trust Company*	16	None
Anne-Marie Peterson, 1972 Trustee (2026)	Partner – Capital International Investors, Capital Research and Management Company	16	None

Other officers5

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the distributor of the fund
Carl M. Kawaja, 1964 Co-President (2026)	Partner – Capital World Investors, Capital Research and Management Company; Partner – Capital World Investors, Capital Bank and Trust Company*
Lisa Thompson, 1965 Co-President (2024)	Partner – Capital International Investors, Capital Research and Management Company
Michael W. Stockton, 1967 Principal Executive Officer and Executive Vice President (2024)	Senior Vice President – Legal and Compliance Group, Capital Research and Management Company
Erik A. Vayntrub, 1984 Senior Vice President (2024)	Senior Vice President – Legal and Compliance Group, Capital Research and Management Company; Secretary, Capital Management Services, Inc.*
Michael R. Tom, 1988 Secretary (2024)	Associate – Legal and Compliance Group, Capital Research and Management Company
Hong T. Le, 1978 Treasurer (2026)	Vice President – Legal and Compliance Group, Capital Research and Management Company
Marilyn Paramo, 1982 Assistant Secretary (2026)	Associate – Legal and Compliance Group, Capital Research and Management Company

Capital Group New Geography Equity ETF — Page 35

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the distributor of the fund
Sandra Chuon, 1972 Assistant Treasurer (2024)	Vice President – Investment Operations, Capital Research and Management Company
Mariah L. Coria, 1984 Assistant Treasurer (2026)	Assistant Vice President – Legal and Compliance Group, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2 Trustees and officers of the fund serve until their resignation, removal or retirement.

3 This includes all directorships/trusteeships that are held by each trustee as a director/trustee of a public company or a registered investment company (other than those in other Capital Group ETFs or other funds managed by Capital Research and Management Company or its affiliates). Unless otherwise noted, all directorships/trusteeships are current.

4 The term interested trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s distributor).

5 All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

Capital Group New Geography Equity ETF — Page 36

Fund shares owned by trustees as of December 31, 2025:

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds overseen by trustee in same family of investment companies as the fund	Dollar range[1] of independent trustees deferred compensation allocated to fund[3]	Aggregate dollar range[1,2] of independent trustees deferred compensation[4] allocated to all the funds overseen by trustee in same family of investment companies as the fund
Independent trustees
Gina F. Adams	None	Over $100,000	N/A	Over $100,000
Charles E. Andrews	None	Over $100,000	N/A	Over $100,000
Joseph J. Bonner	None	Over $100,000	N/A	Over $100,000
Michael C. Camuñez	$1 - $10,000	Over $100,000	N/A	Over $100,000
Vanessa C. L. Chang	$1 - $10,000	Over $100,000	N/A	N/A
Cecilia V. Estolano	None	Over $100,000	N/A	N/A
Yvonne L. Greenstreet	None	$10,001 – $50,000	N/A	Over $100,000
Martin E. Koehler	None	Over $100,000	N/A	Over $100,000
Sharon I. Meers	None	Over $100,000	N/A	Over $100,000
Pascal Millaire	Over $100,000	Over $100,000	N/A	N/A
William I. Miller	None	Over $100,000	N/A	Over $100,000
Josette Sheeran	None	Over $100,000	N/A	Over $100,000

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds overseen by trustee in same family of investment companies as the fund

Interested trustees
Bradford F. Freer	Over $100,000	Over $100,000
Anne-Marie Peterson	None	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested trustees include shares owned through The Capital Group Companies, Inc. retirement plan and/or 401(k) plan, as applicable.

2 N/A indicates that the listed individual, as of December 31, 2025, was not a trustee of the fund (or, as applicable, other funds in the same family of investment companies as the fund), did not allocate deferred compensation to the fund, or did not participate in the deferred compensation plan.

3 The fund is not available for investment in the independent trustees’ deferred compensation plan.

4 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

Capital Group New Geography Equity ETF — Page 37

Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The board typically meets either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). On behalf of the fund, the investment adviser typically pays each independent trustee an annual retainer fee based primarily on the total number of board clusters which that independent trustee serves. Board and committee chairs receive additional fees for their services.

The fund and the other funds served by each independent trustee, or the investment adviser of such funds, as applicable, each pay a portion of these fees.

No pension or retirement benefits are accrued as part of fund expenses. The fund also reimburses certain expenses of the independent trustees.

Capital Group New Geography Equity ETF — Page 38

Trustee compensation earned during the fiscal year ended May 31, 2026:

Name	Aggregate compensation from the fund	Total compensation from all funds managed by Capital Research and Management Company or its affiliates
Gina F. Adams (elected January 1, 2026)	$43	$382,000
Charles E. Andrews (elected January 1, 2026)	71	284,250
Joseph J. Bonner (elected January 1, 2026)	66	287,250
Michael C. Camuñez (elected January 1, 2026)	68	357,000
Vanessa C. L. Chang	250	480,250
Cecilia V. Estolano (elected January 1, 2026)	66	279,750
Jennifer C. Feikin (service ended December 31, 2025)	203	482,125
Pablo González Guajardo (service ended December 31, 2025)	203	622,125
Yvonne L. Greenstreet (elected January 1, 2026)	66	279,750
Leslie Stone Heisz (service ended December 31, 2025)	203	482,125
William D. Jones (service ended December 31, 2025)	198	650,500
Martin E. Koehler (elected January 1, 2026)	47	385,000
Sharon I. Meers (elected January 1, 2026)	43	405,250
Pascal Millaire (elected January 1, 2026)	66	279,750
William I. Miller (elected January 1, 2026)	74	337,250
Josette Sheeran (elected January 1, 2026)	43	427,000

Capital Group New Geography Equity ETF — Page 39

Fund organization and the board of trustees — The fund, an open-end, nondiversified management investment company, was organized as a Delaware statutory trust on November 17, 2023. The fund operates as an exchange-traded fund registered with the SEC under the 1940 Act. The offering of the fund shares is registered under the 1933 Act. All fund operations are supervised by the fund’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. The fund's trustees are considered to be fiduciaries of the fund and owe duties of care and loyalty to the fund and its shareholders.

The fund has one class of shares. Each share represents an interest in the same investment portfolio and has pro rata rights as to voting, redemption, dividends and liquidation. The trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

In accordance with the fund’s declaration of trust, the board may, without shareholder approval (unless such shareholder approval is required by the declaration of trust or applicable law, including the 1940 Act), authorize certain funds to merge, reorganize, consolidate, sell all or substantially all of their assets, or take other similar actions with, to or into another fund. The fund may be terminated by a majority vote of the board with written notice to the shareholders of the fund. Although the shares are not automatically redeemable upon the occurrence of any specific event, the fund’s declaration of trust provides that the board will have the unrestricted power to alter the number of shares in a creation unit. Therefore, in the event of a termination of the fund, the board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than creation units or to be individually redeemable. In such circumstance, the fund may make redemptions in-kind, for cash or for a combination of cash or securities. Further, in the event of a termination of the fund, the fund might elect to pay cash redemptions.

The fund’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive

Capital Group New Geography Equity ETF — Page 40

session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and counsel to the independent trustees and the fund.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund‘s investments, integrity of cash and security movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund‘s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund‘s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The fund has an audit committee comprised of Charles E. Andrews, Joseph J. Bonner, Vanessa C. L. Chang, Sharon I. Meers, Pascal Millaire, William I. Miller and Josette Sheeran. The committee provides oversight regarding the fund’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund’s principal service providers. The committee acts as a liaison between the fund’s independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2026 fiscal year.

The fund has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of the form of Authorized Participant Agreement and certain agreements between the fund and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement and Plan of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2026 fiscal year.

The fund has a nominating and governance committee comprised of Gina F. Adams, Michael C. Camuñez, Cecilia V. Estolano, Martin E. Koehler and Yvonne L. Greenstreet. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and

Capital Group New Geography Equity ETF — Page 41

governance committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2026 fiscal year.

Proxy voting procedures and principles — The fund‘s investment adviser, in consultation with the board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund and other funds advised by the investment adviser or its affiliates. The Principles are reasonably designed to ensure that proxies are voted solely in accordance with the financial interest of the clients of the investment adviser or its affiliates and the shareholders of the funds advised or managed by the investment adviser or its affiliates. The complete text of the Principles is available at capitalgroup.com/etf. Final voting authority is held by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the fund’s board. The boards of funds advised by Capital Research and Management Company and its affiliates have established a Joint Proxy Committee (“JPC”) composed of independent board members who serve as representatives from each applicable fund board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters.

The Principles provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the fund‘s understanding of the company’s business, its management and its relationship with shareholders over time. In all cases, long-term value creation and the investment objectives and policies of the funds managed by the investment adviser remain the focus.

The investment adviser seeks to vote all U.S. proxies. Proxies for companies outside the United States are also voted where there is sufficient time and information available, taking into account distinct market practices, regulations and laws, and types of proposals presented in each country. Where there is insufficient proxy and meeting agenda information available, the investment adviser will generally vote against such proposals in the interest of encouraging improved disclosure for investors. The investment adviser may not exercise its voting authority if voting would impose costs on clients, including opportunity costs. For example, certain regulators have granted investment limit relief to the investment adviser and its affiliates, conditioned upon limiting voting power to specific voting ceilings. To comply with these voting ceilings, the investment adviser will scale back its votes across all funds and accounts it manages on a pro rata basis based on assets. In addition, certain countries impose restrictions on the ability of shareholders to sell shares during the proxy solicitation period. The investment adviser may choose, due to liquidity issues, not to expose the funds and accounts it manages to such restrictions and may not vote some (or all) shares. Finally, the investment adviser may determine not to recall securities on loan to exercise its voting rights when it determines that the cost of doing so would exceed the benefits to clients or that the vote would not have a material impact on the investment. Proxies with respect to securities on loan through client-directed lending programs are not available to vote and therefore are not voted.

After a proxy statement is received, the investment adviser’s stewardship and engagement team prepares a summary of the proposals contained in the proxy statement.

Investment analysts are generally responsible for making voting recommendations for their investment division on significant votes that relate to companies in their coverage areas. Analysts also have the opportunity to review initial recommendations made by the investment adviser’s stewardship and engagement team. Depending on the vote recommendation, a second opinion may be made by a proxy coordinator (an investment professional with experience in corporate governance and proxy

Capital Group New Geography Equity ETF — Page 42

voting matters) within the appropriate investment division, based on knowledge of the Principles and familiarity with proxy-related issues. Each of the investment adviser’s equity investment divisions has its own proxy voting committee, which is made up of investment professionals within each division. Each division’s proxy voting committee retains final authority for voting decisions made by such division. In cases where a fund is co-managed and a security is held by more than one of the investment adviser’s equity investment divisions, the divisions may develop different voting recommendations for individual ballot proposals. If this occurs, and if permitted by local market conventions, the fund’s position will generally be voted proportionally by divisional holding, according to their respective decisions. Otherwise, the outcome will be determined by the equity investment division or divisions with the larger position in the security as of the record date for the shareholder meeting.

In addition to its proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the applicable governance committees that provide oversight of the application of the Principles.

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with The Capital Group Companies, Inc. or its affiliates (as defined herein), or (c) a company with a director of a Capital Group ETF or an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict.

The investment adviser has developed procedures to identify and address instances when a vote could appear to be influenced by such a relationship. Each equity investment division of the investment adviser has established a Special Review Committee (“SRC”) of senior investment professionals and legal and compliance professionals with oversight of potentially conflicted matters.

If a potential conflict is identified according to the procedure above, the SRC will take appropriate steps to address the conflict of interest. These steps may include engaging an independent third party to review the proxy and using the Principles to provide an independent voting recommendation to the investment adviser for vote execution. The investment adviser will generally follow the third party’s recommendation, except when it believes the recommendation is inconsistent with the investment adviser’s fiduciary duty to its clients. Occasionally, it may not be feasible to engage the third party to review the matter due to compressed timeframes or other operational issues. In this case, the SRC will take appropriate steps to address the conflict of interest, including reviewing the proxy after being provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the Interested Party and any other pertinent information.

If the fund has a shareholder meeting, the distributor will vote the fund shares for which an Authorized Participant (as defined below) or other entity providing market making services (each, a “proxy grantor”) is deemed a beneficial owner under Rule 16a-1(a)(2) of the 1934 Act pursuant to the terms of an irrevocable proxy granted by the proxy grantor to the distributor. In such case, the distributor will vote the fund shares for which a proxy grantor is deemed a beneficial owner in the same proportion as the votes of the other shareholders of the fund.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of such year (a) without charge, upon request by calling (800) 421-4225, (b) on the capitalgroup.com/etf website and (c) on the SEC’s website at sec.gov.

Capital Group New Geography Equity ETF — Page 43

The following summary sets forth the general positions of the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling the fund or visiting the Capital Group website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. In making this determination, the investment adviser considers, among other things, a nominee’s potential conflicts of interest, track record (whether in the current board seat or in previous executive or director roles) with respect to shareholder protection and value creation as well as their capacity for full engagement on board matters. The investment adviser generally supports a breadth of experience and perspectives among board members, and the separation of the chairman and CEO positions.

Governance provisions — Proposals to declassify a board (elect all directors annually) generally are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Equity incentive plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; in addition, they should be aligned with the long-term success of the company and the enhancement of shareholder value.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Shareholder proposals on environmental and social issues — The investment adviser believes environmental and social issues present investment risks and opportunities that can shape a company’s long-term financial sustainability. Shareholder proposals, including those relating to social and environmental issues, are evaluated in terms of their materiality to the company and its ability to generate long-term value in light of the company’s business model specific operating context. The investment adviser generally supports transparency and standardized disclosure, particularly that which leverages existing regulatory reporting or industry best practices. With respect to environmental matters, this includes disclosures aligned with industry standards and reporting on sustainability issues that are material to investment analysis. With respect to social matters, the investment adviser encourages companies to disclose the composition of the workforce in a regionally appropriate manner. The investment

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adviser supports relevant reporting and disclosure that is consistent with broadly applicable standards.

Additional information about the fund

Book-Entry only system — Shares of the fund are represented by securities registered in the name of the Depository Trust Company (“DTC”) or its nominee and deposited with, or on behalf of, DTC. DTC acts as securities depositary for the fund shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. Access to the DTC system is available to entities, such as banks, brokers, dealers and trust companies, that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “indirect participants”). Beneficial ownership of shares is limited to DTC Participants, the indirect participants and persons holding interests through DTC Participants and indirect participants.

Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “the beneficial owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to the indirect participants and beneficial owners that are not DTC Participants). The beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares of the fund.

Conveyance of all notices, statements and other communications to the beneficial owners is effected as follows. DTC will make available to the fund upon request and for a fee to be charged to the fund a listing of the shares of the fund held by each DTC Participant. The fund shall inquire of each such DTC Participant as to the number of the beneficial owners holding shares, directly or indirectly, through such DTC Participant. The fund shall provide each such DTC Participant with copies of such notice, statement or other communication in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such beneficial owners. In addition, the fund shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the fund. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the fund as shown on the records of DTC or its nominee. Payments by DTC Participants to the indirect participants and the beneficial owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The fund has no responsibility or liability for any aspect of the records relating to or notices to the beneficial owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the indirect participants and the beneficial owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to

Capital Group New Geography Equity ETF — Page 45

shares of the fund at any time by giving reasonable notice to the fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the fund shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Capital Group New Geography Equity ETF — Page 46

Principal fund shareholders — Although the fund does not have information concerning the beneficial ownership of shares held in the names of DTC participants (as defined above), as of July 1, 2026, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of the fund were as follows:

Name and address	Ownership	Ownership percentage
Pershing, LLC	Record	20.93%
Jersey City, NJ

LPL Financial	Record	16.73%
San Diego, CA

National Financial Services, LLC	Record	16.47%
Jersey City, NJ

Charles Schwab & Co., Inc.	Record	15.16%
San Francisco, CA

Raymond James	Record	7.30%
St. Petersburg, FL

Wells Fargo Clearing Services, LLC	Record	7.06%
St. Louis, MO

From time to time, Capital Group (as defined in this section, Management of the fund, below) may sponsor and/or manage a fund in which an affiliate invests seed capital or otherwise purchases fund shares. Such investments may raise potential conflicts of interest because Capital Group, as an investor in the fund, may possess material information about the fund that may not be available to other fund investors. This informational advantage could be perceived as enabling Capital Group to invest or redeem capital in a manner that conflicts with the interests of other fund investors and/or benefits Capital Group. In order to mitigate such conflicts, the investment adviser employs processes that govern the investment and redemption by Capital Group of investments in the fund. These processes include specific parameters that govern the timing and extent of the investment and redemption of seed capital, which may be set according to one or more objective factors expressed in terms of timing, asset levels, primary or secondary market liquidity or other criteria approved by the investment adviser. In extraordinary circumstances and subject to certain conditions, the investment adviser will have the authority to modify the application of these processes to a particular seed investment after the investment has been made.

Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo, Toronto and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries (together with its subsidiaries, “Capital Group”). Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment

Capital Group New Geography Equity ETF — Page 47

divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of the fund, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the fund.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing total investment returns to relevant benchmarks over the most recent one-, three-, five- and eight-year periods, with increasing weight placed on each succeeding measurement period. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as MSCI All Country World Index Net to US and MSCI Emerging Markets Index Net to US and a peer group average consisting of funds that disclose investment objectives and strategies comparable to those of the fund. From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the investment objective(s) of the fund and/or the universe of comparably managed funds of competitive investment management firms.

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Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other registered investment companies or accounts advised by Capital Research and Management Company or its affiliates.

The following table reflects information as of May 31, 2026:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Bradford F. Freer	$500,001 - $1,000,000	6	$223.1	2	$4.78	None
Matt Hochstetler	$500,001 - $1,000,000	7	$121.0	2	$4.78	None
Saurav Jain	$100,001 - $500,000	7	$233.5	9	$11.17	2	$0.28
Dawid Justus	None[4]	5	$252.6	3	$26.96	None
Carl M. Kawaja	$100,001 - $500,000	5	$607.0	5	$49.41	None
Winnie Kwan	$100,001 - $500,000	6	$258.9	4	$6.53	None
Piyada Phanaphat	$100,001 - $500,000	4	$189.4	2	$4.78	None
Akira Shiraishi	Over $1,000,000	3	$456.1	5	$16.70	7[5]	$1.87
Tomonori Tani	$100,001 - $500,000	4	$246.3	3	$26.96	None
Lisa Thompson	$100,001 - $500,000	8	$272.2	12	$33.56	12[6]	$3.75
Christopher Thomsen	$100,001 - $500,000	2	$95.4	2	$4.78	None

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000.

2 Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.

3 Personal brokerage accounts of portfolio managers and their families are not reflected.

4 Tax considerations for the investment professional may influence the investment professional’s decision to own shares of the fund.

5 The advisory fee of one of these accounts (representing $0.48 billion in total assets) is based partially on its investment results.

6 The advisory fee of two of these accounts (representing $0.37 billion in total assets) is based partially on their investment results.

The fund’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the fund, on the one hand, and investments in the other registered investment companies, pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the fund and such other accounts.

Capital Group New Geography Equity ETF — Page 49

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until November 30, 2026, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, in accordance with applicable laws and regulations. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser and its affiliates provide certain administrative services for fund shareholders. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Additionally, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund‘s executive, administrative, clerical and bookkeeping functions, and provides necessary office space, necessary small office equipment and utilities, general purpose forms, supplies and postage used at the fund‘s offices.

Under the Agreement, the investment adviser receives a management fee at the annual rate of 0.64%. Management fees are paid monthly and accrued daily based on the average net assets of the fund. Under the Agreement, the investment adviser pays all ordinary operating expenses of the fund other than (i) interest expenses and other charges in connection with borrowing money, including line of credit and other loan commitment fees; (ii) taxes; (iii) brokerage expenses and commissions and other fees, charges or expenses incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (iv) acquired fund fees and expenses; (v) expenses incident to meetings of fund shareholders and the associated preparation, filing and mailing of associated notices and proxy statements; (vi) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (vii) any service and distribution expenses pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act; (viii) fees and expenses related to the provision of securities lending services, including lending agent fees; (ix) other non-routine or extraordinary expenses; and (x) compensation for management services payable to the investment adviser.

For the fiscal year ended May 31, 2026 and the period from June 25, 2024 (commencement of operations) to May 31, 2025, the investment adviser earned from the fund management fees of $7,885,000 and $789,000, respectively.

Other service agreements with third-party service providers — The fund has entered into the Transfer Agency and Service Agreement (the “transfer agency agreement”) and the Administration Agreement (the “administration agreement”) with State Street Bank and Trust Company (“State Street”). Under the terms of the transfer agency agreement, State Street (or an agent, including an affiliate) acts as transfer agent and dividend disbursing agent. Under the terms of the administration agreement, State Street provides necessary administrative, legal, tax and accounting, regulatory and financial reporting services for the maintenance and operations of the fund. The investment adviser bears the costs of

Capital Group New Geography Equity ETF — Page 50

services under these agreements under the terms of both the transfer agency and the administration agreement.

Distributor and plan of distribution — Capital Client Group, Inc. is the principal underwriter of the fund‘s shares. The distributor is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 12811 North Meridian Street, Carmel, IN 46032; 399 Park Avenue, 34th Floor, New York, NY 10022; and 444 W. Lake Street, Suite 4600, Chicago, IL 60606.

The fund shares are continuously offered for sale through the distributor or its agent only in creation units, as described in the Creation and redemption of creation units section of this statement of additional information. The fund shares in amounts less than creation units are generally not distributed by the distributor or its agent. The distributor or its agent will arrange for the delivery of the prospectus and, upon request, this statement of additional information to persons purchasing creation units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents. Although the distributor does not receive any fees under the Principal Underwriting Agreement with the fund, Capital Research and Management Company or its affiliates may pay the distributor from time to time for certain distribution-related services.

The Principal Underwriting Agreement provides that it may be terminated at any time, without the payment of any penalty: (i) by vote of a majority of the Independent Trustees or (ii) with respect to the fund by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, on at least 60 days written notice to the distributor. The Principal Underwriting Agreement is also terminable upon 60 days’ notice by the distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The distributor may enter into agreements with securities dealers (“soliciting dealers”) who will solicit purchases of creation units of the fund shares. Such soliciting dealers may also be Authorized Participants, DTC participants and/or investor services organizations.

Plan of distribution —The fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act that allows the fund to pay distribution fees of up to .25% per year, to those who sell and distribute the fund shares and provide other services to shareholders. However, the board has determined not to authorize payment of a Rule 12b-1 plan fee at this time. Because these fees are paid out of the fund's assets on an ongoing basis, to the extent that a fee is authorized, these fees will increase the cost of your investment in the fund. If implemented, potential benefits of the Rule 12b-1 plan to the fund and its shareholders include enabling shareholders to obtain advice and other services from a financial professional at a reasonable cost, the likelihood that the Rule 12b-1 plan will stimulate sales of the fund benefiting the investment process through growth or stability of assets and the ability of shareholders to choose among various alternatives in paying for sales and service.

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Other compensation to dealers — As of March 1, 2026, the firms (or their affiliates) that Capital Client Group, Inc. anticipates will receive additional compensation (as described in the prospectus) include:

Cetera Financial Group
Fidelity

LPL Group
Morgan Stanley Wealth Management
Northwestern Mutual (NM)
Osaic (Advisor Group)
Raymond James Group

Capital Group New Geography Equity ETF — Page 52

Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed income securities includes underwriting fees. Prices for fixed income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the trade-off between market impact and opportunity costs. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is reasonably necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates for execution services are in the marketplace, taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates and commission rates that other institutional investors are paying. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The investment adviser makes decisions for procurement of research separately and distinctly from decisions on the choice of brokerage and execution services. The receipt of these research services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser bears the cost of all third-party investment research services for all client accounts it advises. However, in order to compensate certain U.S. broker-dealers for research consumed, and valued, by the investment adviser’s investment professionals, the investment adviser continues to operate a limited commission sharing arrangement with commissions on equity trades for certain registered investment companies it advises. The investment adviser voluntarily reimburses such

Capital Group New Geography Equity ETF — Page 53

registered investment companies for all amounts collected into the commission sharing arrangement. In order to operate the commission sharing arrangement, the investment adviser may cause such registered investment companies to pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer by the fund and other registered investment companies managed by the investment adviser or its affiliates to be used to compensate the broker-dealer and/or other research providers for research services they provide. While the investment adviser and its affiliates may negotiate commission rates and enter into commission sharing arrangements with certain broker-dealers with the expectation that such broker-dealers will be providing brokerage and research services, none of the investment adviser, any of its affiliates or any of their clients incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The investment adviser and its affiliates negotiate prices for certain research that may be paid through commission sharing arrangements or by themselves with cash.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating

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purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security. The investment adviser and its affiliates serve as investment adviser for certain accounts that are designed to be substantially similar to another account. This type of account will often generate a large number of relatively small trades when it is rebalanced to its reference fund due to differing cash flows or when the account is initially started up. The investment adviser may not aggregate program trades or electronic list trades executed as part of this process. Non-aggregated trades performed for these accounts will be allocated entirely to that account. This is done only when the investment adviser believes doing so will not have a material impact on the price or quality of other transactions.

The investment adviser currently owns a minority interest in IEX Group and alternative trading systems, Luminex ATS and LeveL ATS (through a minority interest in their common parent holding company). The investment adviser, or brokers with which the investment adviser places orders, may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading systems.

Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Purchases and sales of futures contracts for the fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the sizes of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions paid on portfolio transactions for the fiscal year ended May 31, 2026 and for the period from June 25, 2024 (commencement of operations) to May 31, 2025 amounted to $896,000 and $116,000, respectively. Changes in the dollar amount of brokerage commissions paid by the fund over the fiscal year ended May 31, 2026 and for the period from June 25, 2024 (commencement of operations) to May 31, 2025 resulted from changes in the volume of trading activity.

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The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the fund's most recently completed fiscal year, the fund did not hold securities of any of its regular broker-dealers.

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Portfolio trading by Authorized Participants

When creation or redemption transactions consist of cash, the transactions may require the fund to contemporaneously transact with broker-dealers for purchases or sales of portfolio securities, as applicable. Depending on the timing of the transactions and certain other factors, such transactions may be placed with the purchasing or redeeming Authorized Participant in its capacity as a broker-dealer or with its affiliated broker-dealer. Any such transaction will be conditioned upon an agreement with the Authorized Participant or its affiliated broker-dealer to transact at guaranteed prices in order to reduce transaction costs incurred as a consequence of settling creations or redemptions in cash rather than in-kind.

Specifically, following the fund’s receipt of a creation or redemption order, to the extent such purchases or redemptions consist of a cash portion, the fund may enter an order with the Authorized Participant or its affiliated broker-dealer to purchase or sell the portfolio securities, as applicable. Such Authorized Participant or its affiliated broker-dealer will be required to guarantee that the fund will achieve execution of its order at a price at least as favorable to the fund as the fund’s valuation of the portfolio securities used for purposes of calculating the NAV applied to the creation or redemption transaction giving rise to the order. Whether the execution of the order is at a price at least as favorable to the fund will depend on the results achieved by the executing firm and will vary depending on market activity, timing and a variety of other factors.

An Authorized Participant is required to deposit an amount with the fund in order to ensure that the execution of the order on the terms noted above will be honored on orders arising from creation transactions executed by an Authorized Participant or its affiliated broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price equal to or more favorable than the fund’s valuation of the portfolio securities, the fund receives the benefit of the favorable executions and the deposit is returned to the Authorized Participant. If, however, the broker-dealer is unable to achieve executions in market transactions at a price at least equal to the fund’s valuation of the securities, the fund retains the portion of the deposit equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs) and may require the Authorized Participant to deposit any additional amount required to cover the full amount of the actual execution transaction.

An Authorized Participant agrees to pay the shortfall amount in order to ensure that a guarantee on execution will be honored for brokerage orders arising from redemption transactions executed by an Authorized Participant or its affiliated broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price equal to or more favorable than the fund’s valuation of the portfolio securities, the fund receives the benefit of the favorable executions. If, however, the broker dealer is unable to achieve executions in market transactions at a price at least equal to the fund’s valuation of the securities, the fund will be entitled to the portion of the offset equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs).

Where an Authorized Participant executes a custom creation or redemption transaction with the fund, the Authorized Participant or its affiliated broker-dealer may also transact with the fund in securities that are the subject of such custom transaction. Any such orders for execution will be subject to, and consistent with, the fund’s best execution obligations.

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Disclosure of portfolio holdings

The board has approved policies and procedures regarding the disclosure of information about the fund’s portfolio securities. Compliance with these policies and procedures will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s portfolio holdings are publicly disseminated prior to the opening of business on the listing exchange each day the fund is open for business through financial reporting and news services, including publicly accessible Internet web sites, including the fund’s website, capitalgroup.com/etf.

Additionally, a basket composition file, which includes the security names and share quantities to deliver in exchange for a creation unit, together with the amount of the cash component (if any), is publicly disseminated daily prior to the opening of business on the listing exchange via the National Securities Clearing Corporation (“NSCC”), a clearing agency that is registered with the SEC. The basket represents one creation unit of the fund.

The investment adviser, distributor, custodian, State Street, as the transfer agent and fund administrator of the fund, and other service providers to the fund or the investment adviser may receive nonpublic portfolio holdings information while performing services to the fund or the investment adviser but are subject to legal obligations to not disseminate or trade on non-public information concerning the fund. The fund’s investment adviser may also provide certain portfolio holdings information to Authorized Participants (as defined in the Creation and redemption of creation units section of this statement of additional information), other institutional market participants and listing exchanges, in each case for a legitimate business purpose related to the day-to-day operations of the fund and/or for a regulatory purpose.

Quarterly portfolio schedule — The fund is required to disclose, after the first and third fiscal quarter, the complete monthly schedule of its portfolio holdings with the SEC on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The fund’s Form N-PORT reports are also available through the fund’s website, at capitalgroup.com/etf. Information on the fund’s Form N-PORT reports will be available on or about the sixtieth day after the close of each quarter of the fund’s fiscal year.

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Creation and redemption of creation units

General — The fund issues and sells its shares only in creation units on a continuous basis through the distributor or its agent. The fund‘s shares are sold without a sales load at a price based on the fund’s NAV next determined after an order is received by the distributor in proper form on any Business Day (as defined below). On days when the listing exchange closes earlier than normal, the fund may require orders to be placed earlier in the day. A creation unit of the fund consists of 40,000 shares. In its discretion, the fund reserves the right to increase or decrease the number of the fund’s shares that constitute a creation unit. The Board reserves the right to declare a split or a consolidation in the number of the fund‘s shares outstanding, and to make a corresponding change in the number of shares constituting a creation unit if the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the board of trustees.

A “Business Day” with respect to the fund is any day the fund is open for business, including any day when it satisfies redemption requests as required by Section 22(e) of the 1940 Act. The fund is open for business any day on which the listing exchange is open for business. As of the date of this statement of additional information, the listing exchange is closed on the weekends and observes the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund deposit — The consideration for purchase of creation units of the fund generally consists of deposit securities (i.e., a designated portfolio of securities) and the cash component computed as described below. Together, the deposit securities and the cash component constitute the “fund deposit,” which will be applicable (subject to possible amendment or correction) to creation requests received in proper form. The fund deposit represents the minimum initial and subsequent investment amount for a creation unit of the fund. The cash component is an amount equal to the difference between the NAV of the fund shares (per creation unit) and the “deposit amount,” which is an amount equal to the market value of the deposit securities, and serves to compensate for any differences between the NAV per creation unit and the deposit securities. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the deposit securities are the sole responsibility of the Authorized Participant purchasing the creation unit.

The fund’s transfer agent, through the NSCC, makes available on each Business Day, prior to the opening of business on the listing exchange (currently 9:30 a.m. Eastern time), a list of the names and the required number of each deposit security and the amount of the cash component (if any) to be included in the current fund deposit (based on information as of the end of the previous Business Day for the fund) that day. Such fund deposit is applicable, subject to any adjustments as described below, to purchases of creation units until such time as the next-announced fund deposit is made available. The identity and number or par value of the deposit securities and the amount of the cash component change pursuant to changes in the weighting or composition of the component securities in the fund’s portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by the investment adviser with a view to the investment objective of the fund. In addition, the fund reserves the right to accept nonconforming (i.e., custom) fund deposits.

The fund may, in its sole discretion, substitute a “cash in lieu” amount or a different security (or instrument) to replace any deposit security in certain circumstances, including: (i) when instruments are not available in sufficient quantity for delivery; (ii) when instruments are not eligible for transfer through DTC or the clearing process due to a trading restriction; (iii) when the Authorized Participant (or an investor on whose behalf the Authorized Participant (as defined below) is acting) is not able to trade the instruments due to a trading restriction; (iv) when delivery of the deposit security by the Authorized Participant (or by an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws; (v) in connection with distribution payments to be made by the fund; or (vi) in certain other situations.

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Cash purchase method — When partial or full cash purchases of creation units are available or specified for the fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the deposit securities it would otherwise be required to provide through an in-kind purchase, plus the same cash component required to be paid by an in-kind purchaser.

Procedures for creation of creation units — To be eligible to place orders with the distributor or its agent for one or more creation units of the fund, an entity must be an “Authorized Participant”: either (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC, or (ii) a DTC Participant, in each case which has executed an agreement with the distributor with respect to creations and redemptions of creation units (“Authorized Participant Agreement”). All shares of the fund, however created, will be entered on the records of DTC in the name of its nominee for the account of a DTC Participant.

Role of the Authorized Participant — Each Authorized Participant will agree, pursuant to the terms of the Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available on or before the contractual settlement date, by means satisfactory to the fund, immediately available or same day funds estimated by the fund to be sufficient to pay the cash component, once the net asset value of a creation unit is next determined after receipt of the purchase order in proper form, together with any transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the cash component. Investors who are not Authorized Participants must make appropriate arrangements for a creation request to be made through an Authorized Participant or purchase shares on the secondary market. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that orders to purchase creation units may have to be placed by the investor’s broker through an Authorized Participant. Consequently, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The fund does not expect to enter into an Authorized Participant Agreement with more than a small number of Participating Parties and/or DTC Participants.

Placement of purchase orders — To initiate an order for a creation unit, an Authorized Participant must submit to the distributor or its agent an irrevocable order to purchase the fund‘s shares (a “purchase order”) in proper form (as described below). Such order must be received by the distributor or its agent by the cut-off time designated by the fund. Unless otherwise indicated by the fund, orders received generally between 4:00 p.m. and 5:30 p.m., Eastern Time, on a Business Day will receive the following Business Day’s NAV. A purchase order is considered to be in “proper form” if: (i) a properly completed irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) not later than the fund’s specified cutoff time, (ii) arrangements satisfactory to the fund are in place for payment of the cash component and any other transactions fees and taxes which may be due, and (iii) all other procedures regarding placement of a purchase order specified by the fund, the distributor or transfer agent are properly followed.

Procedures and requirements governing the delivery of the fund deposit including cutoff times are specified by the fund and/or the transfer agent (defined herein) and may change from time to time. Economic or market disruptions or changes, or telephone or other communication failure, may impede one’s ability to reach the distributor or its agent.

Purchase orders, if accepted by the fund, will be processed based on the NAV next determined after such acceptance in accordance with the fund’s cutoff times. Those placing orders to purchase creation units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order by the Authorized Participant to the distributor or its agent by the cutoff time on such Business Day. This deadline is likely to be significantly earlier than the cutoff time. The Authorized

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Participant must also make available, on or before the contractual settlement date, by means satisfactory to the fund, immediately available or same day funds estimated by the fund to be sufficient to pay the cash component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees if imposed. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the cash component. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in a particular form. Economic or market disruptions or changes, or telephone or other communication failure, may impede one’s ability to reach an Authorized Participant.

Acceptance of orders for creation units — Assuming a purchase order is submitted in proper form, the fund will accept the order, subject to the fund‘s right (and the right of the distributor and the investment adviser) to reject any order until acceptance, as set forth below. Once the fund has accepted an order, upon the next determination of the net asset value of the shares, the fund will confirm the issuance of a creation unit, against receipt of payment, at such net asset value. The distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

The fund reserves the right to reject or revoke a purchase order transmitted to it by the distributor or its agent for any reason, provided that such action does not result in a suspension of sales of creation units in contravention of Rule 6c-11 and the SEC's positions thereunder. For example, the fund may reject or revoke acceptance of a creation order, including, but not limited to, when (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the fund; (iii) the deposit securities delivered do not conform to the identity and number or par value of shares specified, as described above; (iv) acceptance of the fund deposit would, in the opinion of the fund, be unlawful; or (v) circumstances outside the control of the fund, the distributor or its agent and the investment adviser make it impracticable to process purchase orders. In the event a purchase order is rejected, the distributor or its agent shall notify the Authorized Participant. The fund, its transfer agent, custodian, sub-custodian(s) and distributor or its agent are under no duty, however, to give notification of any defects or irregularities in the delivery of fund deposits nor shall any of them incur any liability for failure to give such notification.

Issuance of a creation unit — Except as provided herein or in an Authorized Participant Agreement, a creation unit will not be issued until the transfer of good title to the fund of the deposit securities and the payment of the cash component have been completed.

To the extent contemplated by an Authorized Participant Agreement, the fund may issue creation units to an Authorized Participant, notwithstanding the fact that the corresponding fund deposits have not been received in part or in whole. The fund will do so in reliance on the undertaking of the Authorized Participant to deliver the missing deposit securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of a cash collateral in an amount at least equal to 105% of the daily marked to market value of the missing deposit securities (the “additional cash deposit”), which percentage may be changed by the fund from time to time. Such additional cash deposit must be delivered no later than the date and time specified by the fund or its custodian and shall be held by the custodian and marked-to-market daily. The fund may use the additional cash deposit to purchase the missing deposit securities at any time without prior notice to the Authorized Participant. Under the Authorized Participant Agreement, an Authorized Participant is subject to liability for any shortfall between the cost to the fund of purchasing such missing deposit securities and the value of collateral including, without limitation, liability for related brokerage, borrowings and other charges.

All questions as to the number of shares of each security in the deposit securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the fund, in accordance with applicable law, and the fund‘s determination shall be final and binding.

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Costs associated with creation transactions — A standard creation transaction fee may be imposed to offset the transfer and other transaction costs associated with the issuance of creation units. The standard creation transaction fee may be charged to the Authorized Participant on the day such Authorized Participant creates a creation unit, and is the same, regardless of the number of creation units purchased by the Authorized Participant on the applicable Business Day. However, the fund may increase the standard creation transaction fee for administration and settlement of custom orders requiring additional administrative processing by the fund’s custodian. If a purchase consists solely or partially of cash, the Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the deposit securities to the fund. Transaction fees are subject to change and certain fees/costs associated with creation transactions are subject to change and may be waived in certain circumstances. To the extent a creation transaction fee is not charged, certain costs may be borne by the fund. Investors who use the services of a broker or other financial intermediary to acquire fund shares may be charged a fee for such services. The fund‘s standard creation transaction fees are set forth in the table below:

Fixed Fee (In Kind)	Fixed Fee (In Cash)
$750	$100

Redemption of creation units — The fund’s shares may be redeemed by Authorized Participants only in creation units at their NAV next determined after receipt of a redemption request in proper form by the distributor or its agent and only on a Business Day. The fund will generally not redeem shares in amounts less than creation units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a creation unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a creation unit that could be redeemed by an Authorized Participant. The beneficial owners also may sell shares in the secondary market.

The fund generally redeems creation units for fund securities and the cash amount. “Fund securities” means the designated portfolio of securities that will be applicable to redemption requests received in proper form on that day. “Cash amount” means an amount of cash equal to the difference between the net asset value of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of fund securities. Procedures and requirements governing redemption transactions are set forth in the Authorized Participant Agreement and may change from time to time. Unless cash redemptions are available or specified for the fund, the redemption proceeds for a creation unit generally consist of fund securities, plus the cash amount, and if imposed, less a redemption transaction fee (as described below).

The fund's transfer agent, through the NSCC, makes available on each Business Day, prior to the opening of business on the listing exchange (currently 9:30 a.m. Eastern Time), the identity of the fund securities and cash amount that will be applicable (based on information as of the end of the previous Business Day for the fund and subject to possible amendment or correction) to redemption requests received in proper form on that day. Such fund securities and the cash amount (each subject to possible amendment or correction or adjustment as described below) are applicable to redemptions of creation units until such time as the next announced composition of the fund securities and cash amount is made available. Fund securities received on redemption may not be identical to deposit securities that are applicable to creations of creation units. The fund reserves the right to deliver nonconforming (i.e., custom) fund securities. All questions as to the composition of the in-kind redemption basket to be included in the fund securities will be determined by the fund, in accordance with applicable law, and the fund‘s determination will be final and binding.

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The fund may, in its sole discretion, substitute a “cash in lieu” amount or a different security (or instrument) to replace any fund security in certain circumstances, including: (i) when the delivery of a fund security to the Authorized Participant (or to an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws; (ii) when a fund security is not eligible for transfer through DTC or the Clearing Process or due to a trading restriction; (iii) when the delivery of a fund security to the Authorized Participant would result in the disposition of the fund security by the Authorized Participant due to restrictions under applicable securities or other local laws; (iv) when the delivery of a fund security to the Authorized Participant would result in unfavorable tax treatment; (v) when a fund security cannot be settled or otherwise delivered in time to facilitate an in-kind redemption; or (vi) in certain other situations. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as a fund security. If the fund securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. The fund generally redeems creation units for fund securities but reserves the right to utilize a cash option for redemption of creation units.

Cash redemption method — When partial or full cash redemptions of creation units are available or specified for the fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemption, the Authorized Participant receives the cash equivalent of the fund securities it would otherwise receive through an in-kind redemption, plus the same cash amount to be paid to an in-kind redeemer.

Placement of redemption orders — To place an order to redeem a creation unit, an Authorized Participant must submit an irrevocable order to redeem shares of the fund, in proper form (as described below). Such order must be received by the distributor or its agent no later than the cut-off time designated by the fund. Unless otherwise indicated by the fund, orders received generally between 4:00 p.m. and 5:30 p.m., Eastern Time, on a Business Day will receive the following Business Day’s NAV. Orders must be transmitted in such form and by such transmission method acceptable to the fund’s transfer agent or distributor, pursuant to the procedures specified by the fund, which procedures may change from time to time.

Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem creation units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time, only a limited number of broker-dealers will have an Authorized Participant Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem creation units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the fund’s transfer agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

A redemption request is considered to be in “proper form” if: (i) an Authorized Participant has transferred or caused to be transferred to the fund’s transfer agent the creation unit redeemed through the book-entry system of DTC so as to be effective by the listing exchange closing time on any Business Day on which the redemption request is submitted; (ii) a request in form satisfactory to the fund is received by the distributor or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures specified by the fund, the distributor or transfer agent are properly followed.

The tender of an investor’s shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of creation units redeemed will be made

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through DTC and the relevant Authorized Participant to the beneficial owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request. A redeeming Authorized Participant, whether on its own account or acting on behalf of a beneficial owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.

An Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive securities that are restricted securities eligible for resale under Rule 144A.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the creation unit to be redeemed to the fund at or prior to the date and time specified by the fund or its custodian, the distributor or its agent may accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of a cash collateral in an amount at least equal to 105% of the daily marked to market value of any undelivered fund shares (the “additional redemption cash amount”), which percentage may be changed by the fund from time to time. Such additional redemption cash amount must be delivered no later than the date and time specified by the fund or its custodian and shall be held by the custodian and marked-to-market daily. The fund may use the additional redemption cash deposit to purchase the missing deposit securities at any time without prior notice to the Authorized Participant.

The fees of the custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant Agreement permits the fund to acquire its shares and subjects the Authorized Participant to liability for any shortfall between the aggregate of the cost to the fund of purchasing such shares, plus the value of the cash amount, and the value of the collateral together with liability for related brokerage, borrowings and other charges.

The right of redemption may be suspended or the date of payment postponed with respect to the fund: (i) for any period during which the listing exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the listing exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC. In addition, because certain of the fund‘s portfolio securities may trade on an exchange that is open when the listing exchange is closed, events may occur that impact the NAV of the fund when shareholders may not be able to redeem their fund shares or purchase or sell fund shares on the listing exchange.

An Authorized Participant submitting a redemption request is deemed to make certain representations to the fund. The fund reserves the right to verify these representations at its discretion, and will typically require verification with respect to a redemption request from the fund in connection with higher levels of redemption activity and/or short interest in the fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the fund, the redemption request will not be considered to have been received in proper form, and may be rejected by the fund.

Costs associated with redemption transactions — A standard redemption transaction fee may be imposed to offset transfer and other transaction costs that may be incurred by the fund associated with the redemption of creation units. The standard redemption transaction fee may be charged to the

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Authorized Participant on the day such Authorized Participant redeems a creation unit and is the same regardless of the number of creation units redeemed by an Authorized Participant on the applicable Business Day. However, the fund may increase the standard redemption transaction fee for administration and settlement of custom orders requiring additional administrative processing by such custodian. If a redemption consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the fund securities from the fund to their account on their order. Transaction fees are subject to change and certain fees/costs associated with redemption transactions may be waived in certain circumstances. To the extent a redemption transaction fee is not charged, certain costs may be borne by the fund. Investors who use the services of a broker or other financial intermediary to dispose of the fund shares may be charged a fee for such services. The fund‘s standard creation unit redemption fees and maximum additional charges (as described above) are set forth in the table below:

Fixed Fee (In Kind)	Fixed Fee (In Cash)	Maximum additional charge*
$750	$100	2%

* As a percentage of the net asset value per creation unit redeemed, inclusive of the fixed redemption transaction fee (if imposed).

Custom baskets — Creation and Redemption baskets may differ and the fund may accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of the fund’s portfolio holdings; or (ii) a representative basket that is different from the initial basket used in transactions on the same business day. The fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of the fund and its shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of the investment adviser who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of the fund may be taken into account. The policies and procedures distinguish among different types of custom baskets that may be used and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant.

Capital Group New Geography Equity ETF — Page 65

Determination of net asset value

All portfolio securities of the fund are valued, and the net asset value per share is determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, exchange-traded funds, and certain convertible preferred stocks that trade on an exchange or market, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more inputs that may include, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data.

Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by the investment adviser and approved by the fund’s board. Subject to board oversight, the fund’s board has designated the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

As a general principle, these guidelines consider relevant company, market and other data and considerations to determine the price that the fund might reasonably expect to receive if such fair valued securities were sold in an orderly transaction. Fair valuations involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The investment adviser's valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities and transactions, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing

Capital Group New Geography Equity ETF — Page 66

market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Assets or liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars, prior to the next determination of the net asset value of the fund’s shares, at the exchange rates obtained from a third-party pricing vendor.

Net asset value is computed by adding the value of a fund’s investments, cash and other assets, and subtracting the fund’s liabilities. The value of the net assets so obtained for the fund is then divided by the total number of shares outstanding, and the result, rounded to the nearest cent, is the net asset value per share for the fund. Realized investment income and gain is included in the fund’s NAV until the ex-dividend date, when the declared dividend amount is treated as a fund liability.

The fund’s most-recently calculated net asset value per share is available on the website at capitalgroup.com/etf.

Capital Group New Geography Equity ETF — Page 67

Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-deferred account, such as a retirement plan or education savings account. Shareholders should consult their tax advisors about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Code, so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (c) all ordinary income and capital gains for previous years that were not distributed during such years and on which the fund paid no U.S. federal income tax.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. Shareholders of the fund that are individuals and meet certain holding period requirements with respect to their fund shares may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the fund to such shareholders.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund from the previous year.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly reports as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the fund shares have been held by a shareholder. Any loss realized upon the sale of shares held at the time of sale for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Capital gain and income distributions by the fund result in a reduction in the net asset value of the fund shares. Investors should consider the tax implications of buying shares prior to a distribution. The price of shares purchased at that time may include the amount of a forthcoming distribution. Those

Capital Group New Geography Equity ETF — Page 68

purchasing fund shares at a time when the fund has realized but not yet distributed income or capital gains that is reflected in the price of the shares will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them as a dividend or other fund distribution, as described above.

Individuals (and certain other non-corporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary REIT dividends. Applicable Treasury regulations allow the fund to pass through to its shareholders such taxable ordinary REIT dividends. Accordingly, individual (and certain other non-corporate) shareholders of the fund that have received such taxable ordinary REIT dividends may be able to take advantage of this 20% deduction with respect to any such amounts passed through.

Sales of fund shares — Sales of shares may result in federal, state and local tax consequences (gain or loss) to the shareholder. Any loss realized on a sale of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

Tax consequences of investing in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. The fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Tax consequences of investing in derivatives — The fund may enter into transactions involving derivatives, such as futures. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

Creations and redemptions of creation units — An Authorized Participant who exchanges securities for creation units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the creation units at the time and the sum of the exchanger’s aggregate

Capital Group New Geography Equity ETF — Page 69

basis in the securities surrendered plus the amount of cash paid for such creation units. A person who redeems creation units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the creation units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such creation units. The IRS, however, may assert that a loss realized upon an exchange of securities for creation units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon the creation of creation units will generally be treated as long-term capital gain or loss if the securities exchanged for such creation units have been held for more than one year. Any capital gain or loss realized upon the redemption of creation units will generally be treated as long-term capital gain or loss if the shares comprising the creation units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short term capital gain or loss. Any loss upon a redemption of creation units held for six (6) months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the creation units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The fund has the right to reject an order for creation units if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the fund and if, pursuant to sections 351 and 362 of the Code, the fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The fund also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If the fund does issue creation units to a purchaser (or group of purchasers) that would, upon obtaining the fund shares so ordered, own 80% or more of the outstanding shares of the fund, the purchaser (or group of purchasers) may not recognize gain or loss upon the exchange of securities for creation units. If the fund redeems creation units in cash, it may recognize more capital gains than it will if it redeems creation units in-kind.

Discount — Certain bonds acquired by the fund, such as zero coupon bonds, may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and is generally defined as the difference between the price at which a bond was issued (or the price at which it was deemed issued for federal income tax purposes) and its stated redemption price at maturity. Original issue discount is treated for federal income tax purposes as tax exempt income earned by the fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by the fund generally is determined on the basis of a constant yield to maturity which takes into account the semiannual compounding of accrued interest (including original issue discount). Certain bonds acquired by the fund may also provide for contingent interest and/or principal. In such a case, rules similar to those for original issue discount bonds would require the accrual of income based on an assumed yield that may exceed the actual interest payments on the bond.

Some of the bonds may be acquired by the fund on the secondary market at a discount which exceeds the original issue discount, if any, on such bonds. This additional discount constitutes market discount for federal income tax purposes. Any gain recognized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless the fund elects to include market discount in income in the taxable years to which it is attributable). Realized accrued market discount on obligations that pay tax-exempt interest is nonetheless taxable. Generally, market discount accrues on a daily basis for each day the bond is held by the fund at a constant rate over the time remaining to the bond’s maturity. In the case of any debt instrument having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition will be treated as short-term capital gain. Some of the bonds acquired by the fund with a fixed maturity date of one year or less from the date of their issuance may

Capital Group New Geography Equity ETF — Page 70

be treated as having original issue discount or, in certain cases, “acquisition discount” (generally, the excess of a bond’s stated redemption price at maturity over its acquisition price). The fund will be required to include any such original issue discount or acquisition discount in taxable ordinary income. The rate at which such acquisition discount and market discount accrues, and is thus included in the fund’s investment company taxable income, will depend upon which of the permitted accrual methods the fund elects.

Other tax considerations — After the end of each calendar year, individual shareholders holding the fund’s shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your shares with respect to reporting of cost basis and available elections for your account.

Under the backup withholding provisions of the Code, a shareholder may be subject to a withholding federal income tax on all payments made to the shareholder if the shareholder either does not provide the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding.

Capital Group New Geography Equity ETF — Page 71

General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, as custodian. If the fund holds securities of issuers outside the United States, the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the United States or branches of U.S. banks outside the United States.

Transfer agent services — State Street Bank and Trust Company (the “transfer agent”), One Lincoln Street, Boston, MA 02111, serves as the transfer agent for the fund.

Independent registered public accounting firm — Deloitte & Touche LLP ("D&T"), 695 Town Center Drive, Costa Mesa, CA 92626, serves as the fund’s independent registered public accounting firm, providing audit services and review of certain documents to be filed with the SEC. The financial statements and financial highlights of the fund included in this statement of additional information that are from the fund's Form N-CSR for the most recent fiscal year have been audited by D&T, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was replaced by D&T which was appointed as the fund’s independent registered public accounting firm for the fiscal year ending May 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the period June 25, 2024, commencement of operations, to May 31, 2025 and the subsequent interim period through July 14, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Independent legal counsel — Dechert LLP, 45 Fremont Street, 26th Floor, San Francisco, CA 94105-2223, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by applicable 1940 Act rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on May 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund's expenses, key statistics, holdings information and investment results (annual report only). The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, D&T. In addition, shareholders may also receive proxy statements for the fund.

Codes of ethics — The fund and Capital Research and Management Company and its affiliated companies, including the fund’s distributor, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

Capital Group New Geography Equity ETF — Page 72

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The fund’s financial statements for the fiscal year ended May 31, 2026, including the investment portfolio and the report of D&T, the fund’s independent registered public accounting firm, are included in this statement of additional information. The fund’s financial statements for the fiscal period ended May 31, 2025, including the investment portfolio, and the report of PwC, the fund’s predecessor independent registered public accounting firm, as filed with the Securities and Exchange Commission on Form N-CSR on August 8, 2025 (available at CGNG N-CSR 2025-05-31), are incorporated herein by reference.

Capital Group New Geography Equity ETF — Page 73

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, S&P Global Ratings and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating scale

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

Capital Group New Geography Equity ETF — Page 74

S&P Global Ratings
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

Capital Group New Geography Equity ETF — Page 75

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to D if it is subject to a distressed debt restructuring.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

Indicates that a rating has not been assigned or is no longer assigned.

Capital Group New Geography Equity ETF — Page 76

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

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RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

Capital Group New Geography Equity ETF — Page 78

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P Global Ratings

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor's capacity to meet its financial commitments on the obligation.

Capital Group New Geography Equity ETF — Page 79

Capital Group Conservative Equity ETF (CGCV)
Investment portfolio May 31, 2026

Common stocks 98.01%	Shares	Value (000)
Information technology 24.23%
Microsoft Corp.	227,466	$102,414
Broadcom, Inc.	200,235	89,459
Apple, Inc.	166,701	52,021
Cisco Systems, Inc.	420,046	50,582
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	81,580	34,137
Applied Materials, Inc.	69,984	31,497
Corning, Inc.	112,237	20,333
Texas Instruments, Inc.	63,624	19,448
Amphenol Corp., Class A	106,445	15,835
Accenture PLC, Class A	67,910	12,704
		428,430

Health care 12.86%
Eli Lilly and Co.	56,672	62,623
AbbVie, Inc.	172,999	37,665
Gilead Sciences, Inc.	182,091	24,478
Johnson & Johnson	91,120	20,532
CVS Health Corp.	191,552	17,427
Abbott Laboratories	201,748	17,270
UnitedHealth Group, Inc.	41,831	15,909
Danaher Corp.	60,813	11,109
Amgen, Inc.	32,936	11,093
Thermo Fisher Scientific, Inc.	18,664	9,192
Medtronic PLC	1,752	129
		227,427

Financials 11.89%
JPMorgan Chase & Co.	129,601	38,791
Wells Fargo & Co.	296,303	22,975
PNC Financial Services Group, Inc.	98,765	21,839
BlackRock, Inc.	17,213	18,020
Progressive Corp.	92,368	17,587
Mastercard, Inc., Class A	35,074	17,326
Truist Financial Corp.	302,686	14,592
Chubb, Ltd.	46,747	14,572
Morgan Stanley	64,993	13,519
Marsh & McLennan Cos., Inc.	65,805	10,527
Fidelity National Information Services, Inc.	241,966	10,402
CME Group, Inc., Class A	37,021	10,127
		210,277

Consumer staples 10.58%
Philip Morris International, Inc.	322,280	57,166
Mondelez International, Inc., Class A	601,563	36,798
Coca-Cola Co.	351,965	27,809
British American Tobacco PLC (ADR)	417,162	25,776
Procter & Gamble Co.	110,338	15,840
Altria Group, Inc.	223,586	15,557
Hershey Co.	42,103	8,169
		187,115

Industrials 10.49%
General Electric Co.	123,041	39,836
RTX Corp.	187,349	33,659
Carrier Global Corp.	510,193	32,586
Union Pacific Corp.	98,819	25,954
Automatic Data Processing, Inc.	77,891	17,279

Capital Group Equity Exchange-Traded Funds	1

Capital Group Conservative Equity ETF (CGCV) (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Rolls-Royce Holdings PLC (ADR)	765,755	$13,745
Watsco, Inc.	30,537	11,210
Stanley Black & Decker, Inc.	140,916	11,192
		185,461

Utilities 7.81%
CenterPoint Energy, Inc.	661,975	27,975
NextEra Energy, Inc.	277,281	24,126
DTE Energy Co.	115,506	16,502
Dominion Energy, Inc.	243,418	16,295
Public Service Enterprise Group, Inc.	179,635	14,128
Constellation Energy Corp.	48,967	14,090
Atmos Energy Corp.	80,024	13,535
Sempra	128,027	11,411
		138,062

Consumer discretionary 5.33%
Starbucks Corp.	424,078	42,051
Home Depot, Inc.	98,305	31,176
McDonald’s Corp.	48,373	13,506
Tractor Supply Co.	239,285	7,545
		94,278

Communication services 4.78%
Alphabet, Inc., Class A	115,735	44,019
Meta Platforms, Inc., Class A	64,055	40,515
		84,534

Energy 4.62%
Exxon Mobil Corp.	190,291	27,642
TC Energy Corp. (CAD denominated)	307,913	20,516
EOG Resources, Inc.	96,392	12,857
Baker Hughes Co., Class A	188,841	12,063
ConocoPhillips	74,702	8,515
		81,593

Materials 3.78%
Linde PLC	55,893	27,817
International Paper Co.	598,435	20,030
Air Products and Chemicals, Inc.	68,184	18,998
		66,845

Real estate 1.64%
Welltower, Inc. REIT	84,898	17,432
Prologis, Inc. REIT	80,914	11,609
		29,041
Total common stocks (cost: $1,604,847,000)		1,733,063

2	Capital Group Equity Exchange-Traded Funds

Capital Group Conservative Equity ETF (CGCV) (continued)
Short-term securities 2.28%	Shares	Value (000)
Money market investments 2.28%
Capital Group Central Cash Fund 3.67% (a)(b)	403,380	$40,334
Total short-term securities (cost: $40,334,000)		40,334
Total investment securities 100.29% (cost: $1,645,181,000)		1,773,397
Other assets less liabilities (0.29)%		(5,165)
Net assets 100.00%		$1,768,232
Investments in affiliates (b)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 2.28%
Money market investments 2.28%
Capital Group Central Cash Fund 3.67% (a)	$20,709	$173,386	$153,761	$2	$(2)	$40,334	$1,155

(a)	Rate represents the seven-day yield at 5/31/2026.
(b)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	3

Capital Group Core Equity ETF (CGUS)
Investment portfolio May 31, 2026

Common stocks 97.06%	Shares	Value (000)
Information technology 37.08%
NVIDIA Corp.	3,513,106	$741,757
Broadcom, Inc.	1,533,589	685,162
Microsoft Corp.	1,384,169	623,208
Apple, Inc.	956,320	298,429
Applied Materials, Inc.	617,403	277,868
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	630,681	263,908
Seagate Technology Holdings PLC	260,302	229,014
Cisco Systems, Inc.	1,756,264	211,489
Amphenol Corp., Class A	984,032	146,385
Entegris, Inc.	834,045	115,757
Corning, Inc.	413,695	74,945
Salesforce, Inc.	345,676	66,059
KLA Corp.	33,903	65,152
Cognizant Technology Solutions Corp., Class A	1,029,853	57,419
Arista Networks, Inc. (a)	335,622	53,522
Accenture PLC, Class A	285,854	53,475
Intel Corp. (a)	463,037	53,101
		4,016,650

Communication services 10.24%
Alphabet, Inc., Class A	917,035	348,785
Alphabet, Inc., Class C	555,339	209,046
Meta Platforms, Inc., Class A	649,023	410,514
Netflix, Inc. (a)	1,642,757	141,310
		1,109,655

Industrials 10.07%
RTX Corp.	1,177,935	211,628
General Electric Co.	472,616	153,014
Carrier Global Corp.	2,128,829	135,968
Automatic Data Processing, Inc.	593,690	131,704
XPO, Inc. (a)	491,459	105,295
GFL Environmental, Inc., subordinate voting shares	2,512,149	84,258
Honeywell International, Inc.	319,227	75,931
Uber Technologies, Inc. (a)	1,057,572	74,453
Ingersoll-Rand, Inc.	887,761	63,599
Airbus SE, non-registered shares	262,682	55,059
		1,090,909

Financials 9.45%
Mastercard, Inc., Class A	399,661	197,425
JPMorgan Chase & Co.	646,397	193,473
BlackRock, Inc.	160,928	168,472
Wells Fargo & Co.	1,580,220	122,530
Progressive Corp.	407,683	77,623
Goldman Sachs Group, Inc.	74,309	76,209
Visa, Inc., Class A	221,587	72,317
Fidelity National Information Services, Inc.	1,412,891	60,740
Marsh & McLennan Cos., Inc.	339,263	54,272
		1,023,061

Consumer discretionary 9.17%
Amazon.com, Inc. (a)	2,016,448	545,732
Starbucks Corp.	1,866,004	185,033
Royal Caribbean Cruises, Ltd.	389,665	110,910
Home Depot, Inc.	278,789	88,415
Viking Holdings, Ltd. (a)	683,110	62,921
		993,011

4	Capital Group Equity Exchange-Traded Funds

Capital Group Core Equity ETF (CGUS) (continued)
Common stocks (continued)	Shares	Value (000)

Health care 8.51%
Eli Lilly and Co.	384,514	$424,888
Vertex Pharmaceuticals, Inc. (a)	381,723	170,837
UnitedHealth Group, Inc.	367,016	139,580
Abbott Laboratories	776,544	66,472
AbbVie, Inc.	297,813	64,840
CVS Health Corp.	604,740	55,019
		921,636

Energy 3.36%
Canadian Natural Resources, Ltd. (CAD denominated)	3,175,785	144,432
Baker Hughes Co., Class A	1,798,866	114,912
TC Energy Corp.	846,343	56,383
Exxon Mobil Corp.	331,611	48,170
		363,897

Consumer staples 3.34%
British American Tobacco PLC	3,275,854	202,536
Philip Morris International, Inc.	539,796	95,749
Mondelez International, Inc., Class A	1,040,951	63,675
		361,960

Materials 2.80%
Linde PLC	291,596	145,124
Air Products and Chemicals, Inc.	351,265	97,870
International Paper Co.	1,784,253	59,719
		302,713

Utilities 1.71%
CenterPoint Energy, Inc.	2,294,303	96,957
Dominion Energy, Inc.	1,324,068	88,633
		185,590

Real estate 1.33%
Equinix, Inc. REIT	74,201	79,250
Welltower, Inc. REIT	316,744	65,037
		144,287
Total common stocks (cost: $8,521,939,000)		10,513,369
Short-term securities 2.89%
Money market investments 2.89%
Capital Group Central Cash Fund 3.67% (b)(c)	3,134,116	313,380
Total short-term securities (cost: $313,376,000)		313,380
Total investment securities 99.95% (cost: $8,835,315,000)		10,826,749
Other assets less liabilities 0.05%		5,456
Net assets 100.00%		$10,832,205

Capital Group Equity Exchange-Traded Funds	5

Capital Group Core Equity ETF (CGUS) (continued)
Investments in affiliates (c)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 2.89%
Money market investments 2.89%
Capital Group Central Cash Fund 3.67% (b)	$229,801	$1,306,057	$1,222,444	$(20)	$(14)	$313,380	$5,570

(a)	Non-income producing.
(b)	Rate represents the seven-day yield at 5/31/2026.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

6	Capital Group Equity Exchange-Traded Funds

Capital Group Dividend Growers ETF (CGDG)
Investment portfolio May 31, 2026

Common stocks 98.47%	Shares	Value (000)
Financials 19.97%
DBS Group Holdings, Ltd.	1,428,470	$70,335
UniCredit SpA	744,327	64,454
Truist Financial Corp.	1,328,440	64,044
Japan Post Bank Co., Ltd.	3,114,700	60,020
Zurich Insurance Group AG	75,943	54,193
JPMorgan Chase & Co.	176,479	52,822
Tokio Marine Holdings, Inc.	1,119,300	49,975
PNC Financial Services Group, Inc.	210,903	46,635
Euronext NV	267,121	43,495
Morgan Stanley	208,368	43,340
Wells Fargo & Co.	541,600	41,996
CME Group, Inc., Class A	148,434	40,603
Intact Financial Corp.	192,282	37,779
BNP Paribas SA	325,547	35,295
Munchener Ruckversicherungs-Gesellschaft AG	64,911	34,245
Banco Santander SA	2,681,155	33,550
Bank of America Corp.	608,008	31,373
Hana Financial Group, Inc.	408,074	31,167
Skandinaviska Enskilda Banken AB, Class A	1,454,504	29,128
TPG, Inc., Class A	664,159	28,273
AIA Group, Ltd.	2,618,600	27,483
East West Bancorp, Inc.	217,243	26,621
Progressive Corp.	128,059	24,382
Citizens Financial Group, Inc.	326,219	20,310
NatWest Group PLC	2,339,200	18,882
		1,010,400

Information technology 13.25%
Broadcom, Inc.	524,189	234,192
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	510,982	213,820
KLA Corp.	28,567	54,897
Microsoft Corp.	99,986	45,018
TE Connectivity PLC	182,588	38,966
Accenture PLC, Class A	182,273	34,098
Analog Devices, Inc.	68,918	28,522
Samsung Electronics Co., Ltd.	99,938	21,022
		670,535

Industrials 11.42%
Marubeni Corp.	2,329,600	76,003
RTX Corp.	357,962	64,312
Mitsubishi Corp.	1,553,700	49,411
RELX PLC	1,494,048	49,295
Paychex, Inc.	448,231	43,469
BAE Systems PLC	1,581,085	43,075
Union Pacific Corp.	152,977	40,178
Northrop Grumman Corp.	61,516	34,675
Watsco, Inc.	90,017	33,045
Epiroc AB, Class A	1,025,991	30,525
Canadian National Railway Co.	247,600	29,319
Airbus SE, non-registered shares	135,086	28,314
Ryanair Holdings PLC (ADR)	461,940	28,077
Deutsche Post AG	469,590	28,044
		577,742

Health care 10.48%
AstraZeneca PLC	714,425	132,791
AbbVie, Inc.	367,290	79,966
Royalty Pharma PLC, Class A	972,239	54,212
Roche Holding AG, nonvoting shares	114,404	48,265

Capital Group Equity Exchange-Traded Funds	7

Capital Group Dividend Growers ETF (CGDG) (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Novo Nordisk AS, Class B	935,725	$42,780
Johnson & Johnson	170,968	38,524
Merck & Co., Inc.	313,812	37,256
Abbott Laboratories	417,333	35,724
Amgen, Inc.	101,437	34,163
UnitedHealth Group, Inc.	69,170	26,306
		529,987

Consumer staples 9.97%
Philip Morris International, Inc.	1,059,046	187,853
British American Tobacco PLC	1,676,506	103,653
Mondelez International, Inc., Class A	1,164,160	71,212
Nestle SA	634,000	64,525
Danone SA	407,215	28,945
Imperial Brands PLC	717,331	26,044
Carlsberg A/S, Class B	166,551	22,390
		504,622

Utilities 7.85%
Iberdrola SA, non-registered shares	3,625,259	82,456
CenterPoint Energy, Inc.	1,246,580	52,680
Engie SA	1,669,195	51,536
Atmos Energy Corp.	248,276	41,991
SSE PLC	1,328,571	41,706
Sempra	417,122	37,178
Exelon Corp.	720,539	32,885
RWE AG	477,172	30,367
Brookfield Infrastructure Partners, LP	669,421	26,182
		396,981

Consumer discretionary 7.37%
Royal Caribbean Cruises, Ltd.	186,419	53,061
Industria de Diseno Textil SA	813,367	50,566
Compagnie Generale des Etablissements Michelin	1,208,530	44,417
Home Depot, Inc.	128,951	40,896
Starbucks Corp.	407,053	40,363
Yum! Brands, Inc.	230,168	34,053
LVMH Moet Hennessy-Louis Vuitton SE	59,935	33,070
Evolution AB (a)	430,630	32,499
Amadeus IT Group SA, Class A, non-registered shares	448,938	28,664
Tractor Supply Co.	486,139	15,328
		372,917

Energy 6.87%
TotalEnergies SE	1,198,683	105,112
ONEOK, Inc.	833,429	69,958
ConocoPhillips	547,154	62,365
Exxon Mobil Corp.	355,554	51,648
Shell PLC	791,490	33,235
Cenovus Energy, Inc.	920,529	25,413
		347,731

Materials 5.43%
Air Products and Chemicals, Inc.	214,901	59,876
Barrick Mining Corp.	1,398,111	59,490
Linde PLC	110,463	54,976

8	Capital Group Equity Exchange-Traded Funds

Capital Group Dividend Growers ETF (CGDG) (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Antofagasta PLC	666,339	$36,774
BASF SE	614,298	36,413
Amcor PLC	694,543	26,962
		274,491

Real estate 3.09%
Welltower, Inc. REIT	490,662	100,747
Public Storage REIT	182,804	55,516
		156,263

Communication services 2.77%
Koninklijke KPN NV	11,203,471	58,360
T-Mobile US, Inc.	175,655	32,941
NetEase, Inc.	1,088,600	26,962
Comcast Corp., Class A	888,151	22,088
		140,351
Total common stocks (cost: $4,514,044,000)		4,982,020
Short-term securities 1.27%
Money market investments 1.27%
Capital Group Central Cash Fund 3.67% (b)(c)	643,898	64,383
Total short-term securities (cost: $64,378,000)		64,383
Total investment securities 99.74% (cost: $4,578,422,000)		5,046,403
Other assets less liabilities 0.26%		13,283
Net assets 100.00%		$5,059,686
Investments in affiliates (c)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 1.27%
Money market investments 1.27%
Capital Group Central Cash Fund 3.67% (b)	$44,689	$836,660	$816,975	$14	$(5)	$64,383	$3,750

(a)	Non-income producing.
(b)	Rate represents the seven-day yield at 5/31/2026.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	9

Capital Group Dividend Value ETF (CGDV)
Investment portfolio May 31, 2026

Common stocks 97.93%	Shares	Value (000)
Information technology 34.36%
Microsoft Corp.	4,537,687	$2,043,048
NVIDIA Corp.	9,428,781	1,990,793
Broadcom, Inc.	4,060,210	1,813,980
Applied Materials, Inc.	2,438,597	1,097,515
Cisco Systems, Inc.	8,808,870	1,060,764
Apple, Inc.	2,658,782	829,700
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,818,858	761,101
Oracle Corp.	2,493,441	562,969
Seagate Technology Holdings PLC	568,026	499,749
Texas Instruments, Inc.	1,392,675	425,713
Intel Corp. (a)	3,331,955	382,109
Salesforce, Inc.	1,696,842	324,266
Corning, Inc.	1,623,660	294,142
		12,085,849

Industrials 12.98%
General Electric Co.	3,348,937	1,084,252
RTX Corp.	5,514,099	990,663
Carrier Global Corp.	14,544,588	928,963
Union Pacific Corp.	2,835,042	744,595
General Dynamics Corp.	846,901	293,722
Illinois Tool Works, Inc.	1,160,681	287,013
Uber Technologies, Inc. (a)	3,361,842	236,674
		4,565,882

Health care 9.94%
Eli Lilly and Co.	1,003,229	1,108,568
UnitedHealth Group, Inc.	1,872,895	712,281
AbbVie, Inc.	2,180,525	474,744
Medtronic PLC	5,111,424	377,274
Vertex Pharmaceuticals, Inc. (a)	631,103	282,444
Amgen, Inc.	824,726	277,759
Abbott Laboratories	3,099,182	265,290
		3,498,360

Communication services 8.67%
Alphabet, Inc., Class A	3,324,036	1,264,264
Meta Platforms, Inc., Class A	1,850,556	1,170,495
Comcast Corp., Class A	24,814,167	617,128
		3,051,887

Consumer discretionary 7.91%
Royal Caribbean Cruises, Ltd.	3,510,796	999,278
Starbucks Corp.	8,008,507	794,124
Amazon.com, Inc. (a)	2,441,474	660,761
McDonald’s Corp.	1,173,698	327,696
		2,781,859

Financials 6.27%
Wells Fargo & Co.	9,019,423	699,366
JPMorgan Chase & Co.	2,226,652	666,459
Mastercard, Inc., Class A	928,767	458,793
Apollo Asset Management, Inc.	2,960,487	381,044
		2,205,662

10	Capital Group Equity Exchange-Traded Funds

Capital Group Dividend Value ETF (CGDV) (continued)
Common stocks (continued)	Shares	Value (000)

Consumer staples 5.99%
British American Tobacco PLC	15,129,756	$935,427
Philip Morris International, Inc.	3,059,990	542,781
Altria Group, Inc.	5,073,713	353,029
Mondelez International, Inc., Class A	4,514,282	276,139
		2,107,376

Materials 5.46%
Linde PLC	1,379,980	686,802
International Paper Co.	18,308,174	612,775
Smurfit Westrock PLC	8,777,087	361,177
Air Products and Chemicals, Inc.	935,662	260,694
		1,921,448

Energy 4.30%
Exxon Mobil Corp.	3,255,527	472,898
TC Energy Corp. (CAD denominated)	7,032,843	468,601
Canadian Natural Resources, Ltd.	6,342,694	287,768
Diamondback Energy, Inc.	1,485,796	284,500
		1,513,767

Real estate 1.03%
Prologis, Inc. REIT	2,533,351	363,460

Utilities 1.02%
NextEra Energy, Inc.	4,107,793	357,419
Total common stocks (cost: $28,917,530,000)		34,452,969
Short-term securities 1.98%
Money market investments 1.98%
Capital Group Central Cash Fund 3.67% (b)(c)	6,956,134	695,544
Total short-term securities (cost: $695,544,000)		695,544
Total investment securities 99.91% (cost: $29,613,074,000)		35,148,513
Other assets less liabilities 0.09%		30,243
Net assets 100.00%		$35,178,756
Investments in affiliates (c)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 1.98%
Money market investments 1.98%
Capital Group Central Cash Fund 3.67% (b)	$477,107	$7,685,525	$7,467,006	$(34)	$(48)	$695,544	$20,561

(a)	Non-income producing.
(b)	Rate represents the seven-day yield at 5/31/2026.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Capital Group Equity Exchange-Traded Funds	11

Capital Group Dividend Value ETF (CGDV) (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

12	Capital Group Equity Exchange-Traded Funds

Capital Group Global Equity ETF (CGGE)
Investment portfolio May 31, 2026

Common stocks 96.69%	Shares	Value (000)
Information technology 30.55%
Broadcom, Inc.	324,866	$145,140
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	256,797	107,457
Microsoft Corp.	224,227	100,956
Apple, Inc.	284,422	88,757
SK hynix, Inc.	53,057	82,138
ASML Holding NV	47,368	76,510
NVIDIA Corp.	286,374	60,465
Micron Technology, Inc.	34,836	33,826
SAP SE	163,972	29,694
TDK Corp.	1,106,200	28,533
KLA Corp.	14,702	28,253
Applied Materials, Inc.	39,653	17,846
Keyence Corp.	30,200	15,190
Tokyo Electron, Ltd.	41,300	13,593
Amphenol Corp., Class A	67,301	10,012
Disco Corp.	19,900	8,133
NEC Corp.	292,200	7,528
		854,031

Industrials 17.37%
General Electric Co.	172,814	55,950
Safran SA	123,939	44,193
Rolls-Royce Holdings PLC	2,259,482	40,695
GE Vernova, Inc.	37,807	36,609
DSV A/S	95,741	24,048
Hitachi, Ltd.	723,000	23,452
Ingersoll-Rand, Inc.	297,313	21,299
Airbus SE, non-registered shares	92,268	19,340
ABB, Ltd.	168,414	18,042
RTX Corp.	98,591	17,713
Northrop Grumman Corp.	29,716	16,750
Caterpillar, Inc.	18,288	16,018
AMETEK, Inc.	68,475	15,465
Mitsubishi Corp.	478,600	15,221
HEICO Corp.	38,975	13,570
Bombardier, Inc., Class B (a)	60,115	13,560
Siemens AG	40,648	12,792
BAE Systems PLC	467,987	12,750
ITOCHU Corp.	991,600	12,051
United Rentals, Inc.	11,523	11,473
Ryanair Holdings PLC (ADR)	186,726	11,349
Epiroc AB, Class A	329,632	9,807
Paychex, Inc.	92,200	8,942
Rheinmetall AG, non-registered shares	5,069	7,647
IHI Corp.	402,300	6,988
		485,724

Financials 13.79%
JPMorgan Chase & Co.	193,308	57,859
DBS Group Holdings, Ltd.	736,900	36,284
UniCredit SpA	357,803	30,983
Mastercard, Inc., Class A	59,822	29,551
Visa, Inc., Class A	64,954	21,198
Standard Chartered PLC	769,934	20,670
Marsh & McLennan Cos., Inc.	119,248	19,076
Hong Kong Exchanges and Clearing, Ltd.	323,300	16,493
AIA Group, Ltd.	1,546,800	16,234
Skandinaviska Enskilda Banken AB, Class A	789,657	15,814
Aon PLC, Class A	47,472	15,004
Euronext NV	90,363	14,714
Deutsche Boerse AG	44,418	12,828

Capital Group Equity Exchange-Traded Funds	13

Capital Group Global Equity ETF (CGGE) (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Munchener Ruckversicherungs-Gesellschaft AG	23,691	$12,499
S&P Global, Inc.	26,581	11,270
Arch Capital Group, Ltd. (a)	117,507	10,498
Japan Post Bank Co., Ltd.	536,200	10,332
Tokio Marine Holdings, Inc.	207,900	9,283
London Stock Exchange Group PLC	71,361	8,670
NatWest Group PLC	1,050,979	8,484
Arthur J. Gallagher & Co.	38,110	7,664
		385,408

Communication services 7.24%
Alphabet, Inc., Class A	386,580	147,032
Meta Platforms, Inc., Class A	59,512	37,642
Tencent Holdings, Ltd.	165,000	8,994
Nintendo Co., Ltd.	195,300	8,765
		202,433

Health care 7.12%
AstraZeneca PLC	251,455	46,738
Eli Lilly and Co.	20,569	22,729
Amgen, Inc.	64,119	21,595
Abbott Laboratories	215,664	18,461
BeOne Medicines, Ltd. (ADR) (a)	53,619	15,438
AbbVie, Inc.	69,260	15,079
Vertex Pharmaceuticals, Inc. (a)	26,824	12,005
Chugai Pharmaceutical Co., Ltd.	204,500	10,133
Danaher Corp.	54,429	9,943
EssilorLuxottica SA	45,612	9,318
HOYA Corp.	40,100	6,818
Merck & Co., Inc.	46,040	5,466
Novo Nordisk AS, Class B	114,599	5,239
		198,962

Consumer discretionary 5.76%
Amazon.com, Inc. (a)	207,020	56,028
Royal Caribbean Cruises, Ltd.	93,311	26,559
LVMH Moet Hennessy-Louis Vuitton SE	30,291	16,714
Hilton Worldwide Holdings, Inc.	48,783	15,984
Industria de Diseno Textil SA	220,371	13,700
Aramark	237,284	12,666
Sony Group Corp.	551,200	11,919
MercadoLibre, Inc. (a)	4,378	7,424
		160,994

Utilities 4.48%
Engie SA	1,000,008	30,875
RWE AG	433,230	27,570
CenterPoint Energy, Inc.	416,357	17,596
Constellation Energy Corp.	56,084	16,138
Atmos Energy Corp.	92,769	15,690
Veolia Environnement SA	265,650	10,761
SSE PLC	215,949	6,779
		125,409

Consumer staples 4.20%
Philip Morris International, Inc.	169,036	29,984
Danone SA	240,602	17,102

14	Capital Group Equity Exchange-Traded Funds

Capital Group Global Equity ETF (CGGE) (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
L’Oreal SA, non-registered shares	33,419	$14,912
Nestle SA	137,248	13,968
British American Tobacco PLC	212,087	13,113
Costco Wholesale Corp.	11,024	10,542
Mondelez International, Inc., Class A	162,935	9,967
Keurig Dr Pepper, Inc.	264,545	7,944
		117,532

Energy 2.72%
TotalEnergies SE	425,197	37,286
Exxon Mobil Corp.	80,215	11,652
TC Energy Corp. (CAD denominated)	158,137	10,537
BP PLC	1,208,807	8,494
EQT Corp.	145,565	7,996
		75,965

Materials 2.57%
Linde PLC	39,492	19,655
Air Liquide SA	89,639	18,619
Barrick Mining Corp. (CAD denominated)	318,818	13,621
Glencore PLC (a)	1,588,424	12,146
Wheaton Precious Metals Corp. (CAD denominated)	57,440	7,723
		71,764

Real estate 0.89%
Welltower, Inc. REIT	121,117	24,869
Total common stocks (cost: $2,358,371,000)		2,703,091
Short-term securities 3.20%
Money market investments 3.20%
Capital Group Central Cash Fund 3.67% (b)(c)	893,969	89,388
Total short-term securities (cost: $89,388,000)		89,388
Total investment securities 99.89% (cost: $2,447,759,000)		2,792,479
Other assets less liabilities 0.11%		3,083
Net assets 100.00%		$2,795,562
Investments in affiliates (c)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 3.20%
Money market investments 3.20%
Capital Group Central Cash Fund 3.67% (b)	$1,094	$392,995	$304,690	$(11)	$— (d)	$89,388	$1,643

(a)	Non-income producing.
(b)	Rate represents the seven-day yield at 5/31/2026.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
(d)	Amount less than one thousand.

Capital Group Equity Exchange-Traded Funds	15

Capital Group Global Equity ETF (CGGE) (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

16	Capital Group Equity Exchange-Traded Funds

Capital Group Global Growth Equity ETF (CGGO)
Investment portfolio May 31, 2026

Common stocks 97.31%	Shares	Value (000)
Information technology 39.62%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,789,941	$749,001
Micron Technology, Inc.	663,359	644,122
SK hynix, Inc.	370,688	573,865
Broadcom, Inc.	936,715	418,496
Samsung Electronics Co., Ltd.	1,336,152	281,062
Western Digital Corp.	522,568	277,593
ASML Holding NV	164,332	265,434
Microsoft Corp.	514,186	231,507
NVIDIA Corp.	747,167	157,757
Intel Corp. (a)	967,339	110,934
AppLovin Corp., Class A (a)	148,657	91,140
Ciena Corp. (a)	146,530	85,021
Apple, Inc.	271,014	84,573
Cloudflare, Inc., Class A (a)	296,413	71,679
Corning, Inc.	392,471	71,100
EPAM Systems, Inc. (a)	614,231	62,934
Seagate Technology Holdings PLC	71,156	62,603
Shopify, Inc., Class A, subordinate voting shares (a)	504,703	59,913
Hewlett Packard Enterprise Co.	1,220,467	52,529
Dassault Systemes SE	1,975,694	43,335
Capgemini SE (a)	316,941	37,689
KLA Corp.	19,125	36,753
Ubiquiti, Inc.	58,251	34,010
		4,503,050

Industrials 14.31%
Siemens AG	467,263	147,045
Airbus SE, non-registered shares	541,314	113,461
Boeing Co. (The) (a)	450,472	104,127
General Electric Co.	296,841	96,105
Comfort Systems USA, Inc.	52,279	95,577
ATI, Inc. (a)	542,756	95,069
Rocket Lab Corp. (a)	613,243	87,988
Safran SA	246,478	87,886
Ryanair Holdings PLC (ADR)	1,433,591	87,134
GE Vernova, Inc.	88,887	86,071
Saab AB, Class B	1,345,354	82,953
ASSA ABLOY AB, Class B	1,951,425	70,317
TransDigm Group, Inc.	54,995	69,201
Core & Main, Inc., Class A (a)	1,316,475	65,100
Hanwha Aerospace Co., Ltd.	81,155	63,168
DSV A/S	231,783	58,219
FTAI Aviation, Ltd.	223,576	58,206
Bloom Energy Corp., Class A (a)	177,127	50,481
GT Capital Holdings, Inc.	6,334,510	49,362
Copart, Inc. (a)	1,467,076	48,076
Alliance Global Group, Inc.	79,922,900	10,821
		1,626,367

Financials 10.62%
Aon PLC, Class A	522,818	165,242
Citigroup, Inc.	1,279,664	161,110
3i Group PLC	4,084,955	125,152
Prudential PLC	8,241,690	118,927
Banco Bilbao Vizcaya Argentaria SA	4,931,422	115,673
Societe Generale	1,275,799	106,592
Visa, Inc., Class A	305,494	99,701
Brookfield Corp., Class A	1,911,820	87,160
Fiserv, Inc. (a)	1,426,141	80,662

Capital Group Equity Exchange-Traded Funds	17

Capital Group Global Growth Equity ETF (CGGO) (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Aviva PLC	7,342,677	$60,636
Adyen NV (a)	54,575	59,792
CVC Capital Partners PLC	1,629,763	26,119
		1,206,766

Consumer discretionary 9.70%
Starbucks Corp.	1,579,095	156,583
Prosus NV, Class N	2,423,607	110,305
LKQ Corp.	3,087,345	83,729
Amazon.com, Inc. (a)	307,270	83,160
MercadoLibre, Inc. (a)	47,264	80,143
Booking Holdings, Inc.	438,689	73,450
Chipotle Mexican Grill, Inc. (a)	2,167,878	69,069
General Motors Co.	826,988	68,838
LVMH Moet Hennessy-Louis Vuitton SE	111,293	61,408
MGM China Holdings, Ltd.	43,702,188	59,947
Restaurant Brands International, Inc.	760,633	56,910
Trip.com Group, Ltd. (ADR) (a)	1,102,633	52,298
Compagnie Financiere Richemont SA, Class A	232,614	50,334
Renault SA	1,421,081	49,047
Industria de Diseno Textil SA	756,869	47,054
		1,102,275

Health care 8.34%
Vertex Pharmaceuticals, Inc. (a)	288,619	129,169
UnitedHealth Group, Inc.	309,515	117,712
Eli Lilly and Co.	90,722	100,248
Argenx SE (ADR) (a)	98,620	82,445
Thermo Fisher Scientific, Inc.	150,078	73,915
Regeneron Pharmaceuticals, Inc.	105,486	64,851
Sanofi	725,394	63,703
Pfizer, Inc.	2,249,751	58,898
Cigna Group (The)	198,829	55,155
Haleon PLC	10,040,951	45,529
Centene Corp. (a)	730,673	43,548
Novo Nordisk AS, Class B	949,939	43,429
EssilorLuxottica SA	203,606	41,596
Bayer AG	658,435	28,055
		948,253

Communication services 5.89%
Alphabet, Inc., Class A	899,192	341,999
Meta Platforms, Inc., Class A	245,057	155,001
Publicis Groupe SA	1,130,421	110,413
Bharti Airtel, Ltd.	3,231,009	62,205
		669,618

Consumer staples 3.78%
Nestle SA	1,117,536	113,736
Costco Wholesale Corp.	87,906	84,066
Monster Beverage Corp. (a)	772,970	68,083
Carrefour SA, non-registered shares	3,515,980	65,760
Philip Morris International, Inc.	296,480	52,590
Pernod Ricard SA	612,718	45,325
		429,560

18	Capital Group Equity Exchange-Traded Funds

Capital Group Global Growth Equity ETF (CGGO) (continued)
Common stocks (continued)		Shares	Value (000)

Materials 3.51%
Lynas Rare Earths, Ltd. (a)		6,074,729	$83,788
Agnico Eagle Mines, Ltd.		451,324	82,981
Linde PLC		156,811	78,043
Vale SA, ordinary nominative shares		3,548,694	58,261
Glencore PLC (a)		6,454,264	49,353
Amcor PLC		1,215,060	47,169
			399,595

Energy 1.54%
Canadian Natural Resources, Ltd. (CAD denominated)		2,078,542	94,530
TotalEnergies SE		914,826	80,221
			174,751
Total common stocks (cost: $8,455,361,000)			11,060,235
Short-term securities 1.55%
Money market investments 0.80%
Capital Group Central Cash Fund 3.67% (b)(c)		911,266	91,118
	Weighted average yield at acquisition	Principal amount (000)
Commercial paper 0.75%
Nestle Finance International, Ltd. 6/2/2026	3.478%	USD 50,000	49,980
OMERS Finance Trust 6/4/2026	3.532	15,000	14,991
OMERS Finance Trust 6/9/2026	3.570	20,000	19,977
			84,948
Total short-term securities (cost: $176,089,000)			176,066
Total investment securities 98.86% (cost: $8,631,450,000)			11,236,301
Other assets less liabilities 1.14%			129,274
Net assets 100.00%			$11,365,575
Investments in affiliates (c)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 0.80%
Money market investments 0.80%
Capital Group Central Cash Fund 3.67% (b)	$714	$2,640,837	$2,550,413	$(21)	$1	$91,118	$5,828

(a)	Non-income producing.
(b)	Rate represents the seven-day yield at 5/31/2026.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	19

Capital Group Growth ETF (CGGR)
Investment portfolio May 31, 2026

Common stocks 97.33%	Shares	Value (000)
Information technology 36.58%
Broadcom, Inc.	2,954,729	$1,320,084
NVIDIA Corp.	5,991,112	1,264,963
Micron Technology, Inc.	1,219,415	1,184,052
Microsoft Corp.	2,367,307	1,065,856
Apple, Inc.	1,413,088	440,968
Cloudflare, Inc., Class A (a)	1,660,281	401,489
Shopify, Inc., Class A, subordinate voting shares (a)	3,339,761	396,463
SK hynix, Inc.	255,754	395,935
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	862,299	360,829
Intel Corp. (a)	2,534,046	290,605
KLA Corp.	147,852	284,129
Strategy, Inc., Class A (a)	1,583,609	251,936
Salesforce, Inc.	1,140,012	217,856
Amphenol Corp., Class A	1,386,028	206,186
ASML Holding NV (ADR)	125,502	202,405
Fair Isaac Corp. (a)	155,499	194,466
AppLovin Corp., Class A (a)	227,874	139,707
Cerebras Systems, Inc., Class A (a)	523,268	124,009
Akamai Technologies, Inc. (a)	796,641	119,130
Constellation Software, Inc.	53,855	110,270
Coherent Corp. (a)	111,681	40,369
		9,011,707

Communication services 16.04%
Meta Platforms, Inc., Class A	2,736,941	1,731,143
Alphabet, Inc., Class C	2,176,010	819,116
Alphabet, Inc., Class A	1,958,320	744,827
Netflix, Inc. (a)	5,303,032	456,167
Live Nation Entertainment, Inc. (a)	830,375	139,843
ROBLOX Corp., Class A (a)	1,291,330	60,886
		3,951,982

Consumer discretionary 13.78%
Tesla, Inc. (a)	3,285,953	1,431,985
Amazon.com, Inc. (a)	2,441,889	660,873
D.R. Horton, Inc.	1,314,419	193,338
Chipotle Mexican Grill, Inc. (a)	5,895,182	187,820
Royal Caribbean Cruises, Ltd.	649,656	184,912
DoorDash, Inc., Class A (a)	786,893	125,344
Aramark	2,094,251	111,791
Carvana Co., Class A (a)	1,443,520	105,377
NIKE, Inc., Class B	2,179,121	100,741
Burlington Stores, Inc. (a)	286,866	92,896
Hermes International	41,908	79,188
Norwegian Cruise Line Holdings, Ltd. (a)	3,401,785	62,389
Wayfair, Inc., Class A (a)	829,815	59,962
		3,396,616

Health care 9.17%
Eli Lilly and Co.	398,841	440,719
Intuitive Surgical, Inc. (a)	981,055	416,595
Vertex Pharmaceuticals, Inc. (a)	846,908	379,025
Alnylam Pharmaceuticals, Inc. (a)	613,330	185,214
UnitedHealth Group, Inc.	361,067	137,317
Amgen, Inc.	397,072	133,730
Thermo Fisher Scientific, Inc.	262,078	129,076
HCA Healthcare, Inc.	290,273	109,880
Moderna, Inc. (a)	2,080,817	98,194

20	Capital Group Equity Exchange-Traded Funds

Capital Group Growth ETF (CGGR) (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Ionis Pharmaceuticals, Inc. (a)	1,150,284	$87,997
Mettler-Toledo International, Inc. (a)	67,285	79,435
Guardant Health, Inc. (a)	472,773	61,314
		2,258,496

Industrials 7.88%
TransDigm Group, Inc.	391,432	492,547
General Electric Co.	825,990	267,422
Quanta Services, Inc.	339,652	241,740
Uber Technologies, Inc. (a)	1,999,029	140,732
Caterpillar, Inc.	152,237	133,340
FTAI Aviation, Ltd.	487,404	126,891
Republic Services, Inc.	575,350	115,323
GE Vernova, Inc.	114,976	111,334
Northrop Grumman Corp.	153,233	86,374
United Airlines Holdings, Inc. (a)	720,942	82,764
Airbus SE, non-registered shares	355,235	74,458
Rocket Lab Corp. (a)	447,598	64,221
Bombardier, Inc., Class B (a)	18,400	4,151
		1,941,297

Financials 6.20%
Visa, Inc., Class A	1,749,965	571,119
Bank of America Corp.	3,411,655	176,041
KKR & Co., Inc.	1,819,204	174,535
Affirm Holdings, Inc., Class A (a)	1,862,714	137,189
Block, Inc., Class A (a)	1,637,782	124,013
Toast, Inc., Class A (a)	3,679,569	95,779
Apollo Asset Management, Inc.	716,287	92,193
Mastercard, Inc., Class A	174,962	86,428
Rocket Companies, Inc., Class A (a)	4,786,022	69,445
		1,526,742

Materials 2.25%
Wheaton Precious Metals Corp.	1,519,317	201,462
Grupo Mexico, SAB de CV, Series B	12,392,418	153,853
Glencore PLC (a)	13,154,430	100,586
Albemarle Corp.	553,879	97,715
		553,616

Energy 2.07%
EOG Resources, Inc.	1,405,293	187,438
Baker Hughes Co., Class A	2,264,234	144,639
Diamondback Energy, Inc.	515,967	98,798
Canadian Natural Resources, Ltd. (CAD denominated)	1,771,318	80,558
		511,433

Consumer staples 2.05%
Performance Food Group Co. (a)	2,111,551	207,333
Philip Morris International, Inc.	846,853	150,215
Costco Wholesale Corp.	153,538	146,831
		504,379

Capital Group Equity Exchange-Traded Funds	21

Capital Group Growth ETF (CGGR) (continued)
Common stocks (continued)	Shares	Value (000)

Real estate 0.96%
Welltower, Inc. REIT	598,925	$122,977
Zillow Group, Inc., Class C, nonvoting shares (a)	1,634,516	57,208
CoStar Group, Inc. (a)	1,766,090	56,868
		237,053

Utilities 0.35%
Constellation Energy Corp.	297,324	85,555
Total common stocks (cost: $18,379,651,000)		23,978,876
Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(b)	4,185	— (c)
Total rights & warrants (cost: $0)		— (c)
Short-term securities 1.96%
Money market investments 1.96%
Capital Group Central Cash Fund 3.67% (d)(e)	4,839,114	483,863
Total short-term securities (cost: $483,863,000)		483,863
Total investment securities 99.29% (cost: $18,863,514,000)		24,462,739
Other assets less liabilities 0.71%		173,822
Net assets 100.00%		$24,636,561
Investments in affiliates (e)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 1.96%
Money market investments 1.96%
Capital Group Central Cash Fund 3.67% (d)	$419,993	$3,631,061	$3,567,216	$54	$(29)	$483,863	$12,675

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	Rate represents the seven-day yield at 5/31/2026.
(e)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

22	Capital Group Equity Exchange-Traded Funds

Capital Group International Core Equity ETF (CGIC)
Investment portfolio May 31, 2026

Common stocks 97.09%	Shares	Value (000)
Information technology 19.69%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	263,094	$110,092
MediaTek, Inc.	381,000	52,421
ASML Holding NV	32,039	51,750
Samsung Electronics Co., Ltd.	221,099	46,509
SK hynix, Inc.	27,398	42,415
Broadcom, Inc.	29,388	13,130
ASMPT, Ltd.	497,200	12,308
Tokyo Electron, Ltd.	29,900	9,841
SAP SE	49,112	8,894
Kioxia Holdings Corp. (a)	11,100	4,589
Dassault Systemes SE	195,080	4,279
Lenovo Group, Ltd.	1,334,000	4,085
Shopify, Inc., Class A, subordinate voting shares (CAD denominated) (a)	28,074	3,348
Baidu, Inc., Class A (a)	184,400	3,059
Accton Technology Corp.	39,000	3,025
Jentech Precision Industrial Co., Ltd.	16,000	1,811
		371,556

Financials 18.66%
UniCredit SpA	303,067	26,244
DBS Group Holdings, Ltd.	359,600	17,706
CaixaBank SA, non-registered shares	1,285,247	17,390
AIA Group, Ltd.	1,650,000	17,317
HSBC Holdings PLC	767,257	14,400
Japan Post Bank Co., Ltd.	671,800	12,945
BNP Paribas SA	118,864	12,887
Banco Bilbao Vizcaya Argentaria SA	537,011	12,596
Skandinaviska Enskilda Banken AB, Class A	605,329	12,122
Bank Hapoalim BM	422,969	10,876
Societe Generale	125,193	10,460
Prudential PLC	723,461	10,439
KB Financial Group, Inc.	95,405	9,534
Resona Holdings, Inc.	691,100	8,850
PICC Property and Casualty Co., Ltd., Class H	4,680,000	8,689
Euronext NV	52,084	8,481
AXA SA	166,922	7,735
Canadian Imperial Bank of Commerce	68,438	7,471
Deutsche Boerse AG	25,231	7,287
NatWest Group PLC	895,141	7,226
Axis Bank, Ltd.	488,377	6,614
Banco Santander SA	518,769	6,491
Hiscox, Ltd.	250,823	5,908
Bank Leumi le-Israel BM	229,581	5,823
Aviva PLC	687,965	5,681
Zurich Insurance Group AG	7,606	5,428
Mizuho Financial Group, Inc.	115,000	5,195
Tokio Marine Holdings, Inc.	115,400	5,153
Tryg A/S	216,442	5,094
Kotak Mahindra Bank, Ltd.	1,239,505	5,013
Saudi National Bank (The)	444,842	4,671
Credicorp, Ltd.	13,488	4,621
CVC Capital Partners PLC	283,635	4,546
HDFC Bank, Ltd.	506,290	3,968
Hana Financial Group, Inc.	51,406	3,926
Hong Kong Exchanges and Clearing, Ltd.	75,600	3,857
Pluxee NV	278,332	3,850
3i Group PLC	119,957	3,675
Grupo Financiero Banorte, SAB de CV, Series O	348,863	3,638
London Stock Exchange Group PLC	28,693	3,486
XP, Inc., Class A	202,233	3,371
Plus500, Ltd.	52,613	3,140

Capital Group Equity Exchange-Traded Funds	23

Capital Group International Core Equity ETF (CGIC) (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	4,618,000	$3,052
Etoro Group, Ltd., Class A (a)	68,589	2,879
Abu Dhabi Islamic Bank PJSC	424,307	2,364
		352,099

Industrials 13.69%
BAE Systems PLC	1,187,054	32,340
Airbus SE, non-registered shares	94,286	19,762
Ryanair Holdings PLC (ADR)	317,775	19,314
Siemens AG	58,494	18,408
Deutsche Post AG	246,535	14,723
ITOCHU Corp.	845,300	10,273
Safran SA	26,031	9,282
Diploma PLC	94,481	8,894
Hitachi, Ltd.	272,300	8,832
Singapore Technologies Engineering, Ltd.	825,700	7,363
ABB, Ltd.	61,349	6,572
Rolls-Royce Holdings PLC	360,952	6,501
Schneider Electric SE	20,043	6,311
Copa Holdings SA, Class A	43,407	6,202
ASSA ABLOY AB, Class B	169,471	6,107
Techtronic Industries Co., Ltd.	406,000	6,025
DSV A/S	23,973	6,021
Deutsche Lufthansa AG	585,911	5,864
Recruit Holdings Co., Ltd.	87,600	5,814
Mitsui & Co., Ltd.	158,400	5,261
Komatsu, Ltd.	121,200	5,005
VAT Group AG	6,071	4,751
SPIE SA	79,903	4,557
RELX PLC	129,388	4,269
Bombardier, Inc., Class B (a)	17,971	4,054
Hanwha Aerospace Co., Ltd.	4,991	3,885
Contemporary Amperex Technology Co., Ltd., Class A	59,600	3,733
Kingspan Group PLC	40,465	3,710
Daikin Industries, Ltd.	23,000	3,363
SGH, Ltd.	111,779	3,310
SMC Corp.	7,100	3,081
Taisei Corp.	29,400	2,586
Fujikura, Ltd.	72,300	2,166
		258,339

Materials 8.33%
Glencore PLC (a)	2,666,704	20,391
Barrick Mining Corp.	462,432	19,677
BASF SE	253,555	15,030
Vale SA (ADR), ordinary nominative shares	761,420	12,373
Agnico Eagle Mines, Ltd.	53,534	9,843
Heidelberg Materials AG, non-registered shares	42,148	9,380
Valterra Platinum, Ltd.	110,710	9,217
Amcor PLC	120,086	4,662
Amcor PLC (CDI)	104,070	4,109
Mitsubishi Chemical Group Corp.	926,200	6,670
Norsk Hydro ASA	526,770	6,449
Linde PLC	12,864	6,402
Nutrien, Ltd.	78,752	5,393
Southern Copper Corp.	26,652	5,098
Grupo Mexico, SAB de CV, Series B	390,226	4,845
Pan American Silver Corp.	76,428	4,356
Anhui Conch Cement Co., Ltd., Class H	1,769,000	4,296

24	Capital Group Equity Exchange-Traded Funds

Capital Group International Core Equity ETF (CGIC) (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Impala Platinum Holdings, Ltd.	266,820	$3,815
Saudi Basic Industries Corp., non-registered shares	191,171	2,914
Aura Minerals, Inc.	30,585	2,363
		157,283

Consumer staples 7.46%
British American Tobacco PLC	380,546	23,528
Nestle SA	191,126	19,452
KT&G Corp.	144,659	17,730
Philip Morris International, Inc.	99,637	17,674
Imperial Brands PLC	241,151	8,755
Arca Continental, SAB de CV	669,248	8,690
Carrefour SA, non-registered shares	439,292	8,216
Carlsberg A/S, Class B	58,149	7,817
L’Oreal SA, non-registered shares	17,080	7,621
Pernod Ricard SA	76,240	5,640
Danone SA	70,824	5,034
Diageo PLC	237,487	4,911
Anheuser-Busch InBev SA/NV	47,630	3,833
Ocado Group PLC (a)	624,988	1,877
		140,778

Consumer discretionary 7.09%
Industria de Diseno Textil SA	407,007	25,303
Trip.com Group, Ltd. (ADR) (a)	277,684	13,171
Prosus NV, Class N	209,956	9,556
H World Group, Ltd. (ADR)	188,848	8,478
Compagnie Generale des Etablissements Michelin	225,848	8,301
Renault SA	233,679	8,065
MGM China Holdings, Ltd.	5,506,400	7,553
LVMH Moet Hennessy-Louis Vuitton SE	13,545	7,474
Nitori Holdings Co., Ltd.	448,400	7,372
Compagnie Financiere Richemont SA, Class A	30,720	6,647
Amadeus IT Group SA, Class A, non-registered shares	87,007	5,555
ANTA Sports Products, Ltd.	502,400	4,859
Paltac Corp.	111,100	4,625
Moncler SpA	55,224	3,598
InterContinental Hotels Group PLC	23,310	3,593
Entain PLC	478,550	3,440
Li Ning Co., Ltd.	1,404,500	3,262
Hyundai Motor Co.	6,038	2,897
		133,749

Communication services 6.27%
Koninklijke KPN NV	3,351,351	17,458
Orange	746,079	15,607
Singapore Telecommunications, Ltd.	3,977,900	13,527
Tencent Holdings, Ltd.	234,200	12,767
BT Group PLC	4,419,216	12,426
Bharti Airtel, Ltd.	450,860	8,680
NetEase, Inc.	306,800	7,599
America Movil, SAB de CV, Class B (ADR)	177,301	4,500
MTN Group, Ltd.	332,542	4,446
Nintendo Co., Ltd.	91,700	4,116
Nippon Television Holdings, Inc.	228,500	4,074
Publicis Groupe SA	38,859	3,795

Capital Group Equity Exchange-Traded Funds	25

Capital Group International Core Equity ETF (CGIC) (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Swisscom AG	4,364	$3,738
Advanced Info Service PCL, foreign registered shares	310,800	3,371
HYBE Co., Ltd.	15,405	2,249
		118,353

Energy 5.42%
TotalEnergies SE	432,085	37,889
Cenovus Energy, Inc.	510,002	14,079
Canadian Natural Resources, Ltd. (CAD denominated)	279,611	12,717
Cameco Corp.	101,587	11,415
Shell PLC	210,598	8,843
SLB, Ltd.	81,724	4,458
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	208,250	3,909
Tourmaline Oil Corp.	76,681	3,505
TC Energy Corp. (CAD denominated)	44,444	2,961
Gaztransport & Technigaz SA	10,842	2,503
		102,279

Health care 5.27%
AstraZeneca PLC	185,924	34,558
Sanofi	183,623	16,125
Roche Holding AG, nonvoting shares	33,755	14,241
Novo Nordisk AS, Class B	240,383	10,990
Bayer AG	185,183	7,890
Takeda Pharmaceutical Co., Ltd.	195,200	6,273
EssilorLuxottica SA	24,741	5,054
Chugai Pharmaceutical Co., Ltd.	68,200	3,380
Grifols SA, Class B (ADR)	120,713	948
		99,459

Utilities 3.55%
SSE PLC	657,967	20,655
Engie SA	488,859	15,093
RWE AG	183,350	11,668
Iberdrola SA, non-registered shares	457,241	10,400
Brookfield Infrastructure Partners, LP	131,725	5,152
Adani Power, Ltd. (a)	1,587,336	4,066
		67,034

Real estate 1.66%
Mitsubishi Estate Co., Ltd.	430,900	10,974
CK Asset Holdings, Ltd.	1,156,000	6,983
China Resources Land, Ltd.	1,178,000	5,309
Link REIT	949,500	4,892
Prologis Property Mexico, SA de CV, REIT	653,381	3,142
		31,300
Total common stocks (cost: $1,587,716,000)		1,832,229

26	Capital Group Equity Exchange-Traded Funds

Capital Group International Core Equity ETF (CGIC) (continued)
Short-term securities 2.91%	Shares	Value (000)
Money market investments 2.91%
Capital Group Central Cash Fund 3.67% (b)(c)	549,567	$54,951
Total short-term securities (cost: $54,952,000)		54,951
Total investment securities 100.00% (cost: $1,642,668,000)		1,887,180
Other assets less liabilities 0.00%		77
Net assets 100.00%		$1,887,257
Investments in affiliates (c)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 2.91%
Money market investments 2.91%
Capital Group Central Cash Fund 3.67% (b)	$6,696	$256,825	$208,567	$(2)	$(1)	$54,951	$806

(a)	Non-income producing.
(b)	Rate represents the seven-day yield at 5/31/2026.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	27

Capital Group International Equity ETF (CGIE)
Investment portfolio May 31, 2026

Common stocks 96.61%	Shares	Value (000)
Industrials 25.17%
Rolls-Royce Holdings PLC	2,809,753	$50,606
Safran SA	124,223	44,294
BAE Systems PLC	1,477,504	40,253
DSV A/S	157,912	39,664
Airbus SE, non-registered shares	188,826	39,578
ABB, Ltd.	353,700	37,892
Mitsubishi Corp.	1,157,500	36,811
Hitachi, Ltd.	941,900	30,552
Marubeni Corp.	929,500	30,325
Siemens AG	88,556	27,868
Recruit Holdings Co., Ltd.	418,500	27,775
Schneider Electric SE	81,958	25,806
Ryanair Holdings PLC (ADR)	398,386	24,214
ITOCHU Corp.	1,885,400	22,913
Compagnie de Saint-Gobain SA, non-registered shares	202,154	18,453
Mitsubishi Electric Corp.	430,400	17,722
MTU Aero Engines AG	47,170	17,237
Kingspan Group PLC	185,644	17,020
Daikin Industries, Ltd.	108,000	15,790
		564,773

Financials 20.66%
Skandinaviska Enskilda Banken AB, Class A	2,399,206	48,046
UniCredit SpA	515,817	44,666
Hong Kong Exchanges and Clearing, Ltd.	715,400	36,496
Euronext NV	221,954	36,141
Resona Holdings, Inc.	2,809,000	35,971
DBS Group Holdings, Ltd.	644,000	31,709
AIA Group, Ltd.	2,746,200	28,822
Banco Santander SA	2,281,413	28,548
NatWest Group PLC	3,439,044	27,760
Banco Bilbao Vizcaya Argentaria SA	1,147,826	26,924
Deutsche Boerse AG	81,912	23,656
Munchener Ruckversicherungs-Gesellschaft AG	43,943	23,183
BNP Paribas SA	193,222	20,949
Tokio Marine Holdings, Inc.	440,800	19,681
Standard Chartered PLC	679,639	18,246
London Stock Exchange Group PLC	104,704	12,721
		463,519

Information technology 17.76%
ASML Holding NV	65,589	105,941
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	156,290	65,400
SK hynix, Inc.	28,611	44,293
SAP SE	212,526	38,487
Tokyo Electron, Ltd.	110,500	36,370
Halma PLC	480,525	30,298
Keyence Corp.	50,800	25,552
Shopify, Inc., Class A, subordinate voting shares (a)	198,017	23,507
Fujitsu, Ltd.	685,700	14,501
Disco Corp.	34,300	14,018
		398,367

Health care 7.11%
AstraZeneca PLC	324,571	60,329
Chugai Pharmaceutical Co., Ltd.	551,600	27,333
Novo Nordisk AS, Class B	477,323	21,822

28	Capital Group Equity Exchange-Traded Funds

Capital Group International Equity ETF (CGIE) (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
HOYA Corp.	116,300	$19,775
EssilorLuxottica SA	93,126	19,025
BeOne Medicines, Ltd. (ADR) (a)	38,688	11,139
		159,423

Consumer staples 6.56%
Nestle SA	315,965	32,157
British American Tobacco PLC	476,864	29,483
L’Oreal SA, non-registered shares	59,523	26,559
Imperial Brands PLC	587,704	21,338
Anheuser-Busch InBev SA/NV	259,897	20,917
Danone SA	236,177	16,788
		147,242

Utilities 6.10%
Engie SA	1,576,957	48,688
RWE AG	749,499	47,697
Iberdrola SA, non-registered shares	1,778,150	40,444
		136,829

Consumer discretionary 4.78%
Amadeus IT Group SA, Class A, non-registered shares	420,405	26,842
Industria de Diseno Textil SA	426,586	26,520
Sony Group Corp.	1,094,300	23,664
LVMH Moet Hennessy-Louis Vuitton SE	36,176	19,961
MercadoLibre, Inc. (a)	6,084	10,316
		107,303

Materials 3.80%
Barrick Mining Corp.	575,743	24,498
Glencore PLC (a)	3,185,662	24,359
Antofagasta PLC	349,253	19,274
Shin-Etsu Chemical Co., Ltd.	353,300	17,210
		85,341

Energy 3.55%
TotalEnergies SE	907,746	79,600

Communication services 1.12%
Tencent Holdings, Ltd.	265,500	14,473
Nintendo Co., Ltd.	238,900	10,722
		25,195
Total common stocks (cost: $1,890,192,000)		2,167,592
Short-term securities 3.17%
Money market investments 3.17%
Capital Group Central Cash Fund 3.67% (b)(c)	710,429	71,036
Total short-term securities (cost: $71,036,000)		71,036
Total investment securities 99.78% (cost: $1,961,228,000)		2,238,628
Other assets less liabilities 0.22%		5,009
Net assets 100.00%		$2,243,637

Capital Group Equity Exchange-Traded Funds	29

Capital Group International Equity ETF (CGIE) (continued)
Investments in affiliates (c)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 3.17%
Money market investments 3.17%
Capital Group Central Cash Fund 3.67% (b)	$31,921	$321,182	$282,066	$1	$(2)	$71,036	$1,745

(a)	Non-income producing.
(b)	Rate represents the seven-day yield at 5/31/2026.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
Refer to the notes to financial statements.

30	Capital Group Equity Exchange-Traded Funds

Capital Group International Focus Equity ETF (CGXU)
Investment portfolio May 31, 2026

Common stocks 95.50%	Shares	Value (000)
Information technology 20.26%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,654,000	$425,059
SK hynix, Inc.	131,419	203,451
Samsung Electronics Co., Ltd.	918,055	193,114
ASML Holding NV	93,769	151,459
Tokyo Electron, Ltd.	432,000	142,187
ARM Holdings PLC (ADR) (a)	275,997	97,507
Murata Manufacturing Co., Ltd.	781,900	47,253
		1,260,030

Industrials 15.22%
Airbus SE, non-registered shares	625,266	131,057
Hitachi, Ltd.	3,114,800	101,033
Recruit Holdings Co., Ltd.	1,404,100	93,186
Techtronic Industries Co., Ltd.	4,863,500	72,175
Vestas Wind Systems AS	2,406,898	67,631
Rolls-Royce Holdings PLC	3,734,937	67,269
MTU Aero Engines AG	169,596	61,976
Diploma PLC	608,525	57,283
Siemens AG	146,554	46,120
Melrose Industries PLC	7,031,684	44,573
Marubeni Corp.	1,315,700	42,925
Localiza Rent a Car SA, ordinary nominative shares	4,732,731	39,423
RELX PLC	1,173,616	38,722
Siemens Energy AG	166,834	31,766
WEG SA	3,037,912	26,558
IHI Corp.	1,443,500	25,074
		946,771

Materials 14.15%
First Quantum Minerals, Ltd. (a)	10,342,842	318,391
Grupo Mexico, SAB de CV, Series B	9,075,055	112,667
Anglo American PLC	1,950,291	104,743
Lundin Mining Corp.	3,316,115	99,052
Ivanhoe Mines, Ltd., Class A (a)	8,377,007	74,191
Shin-Etsu Chemical Co., Ltd.	1,153,800	56,203
Glencore PLC (a)	5,668,648	43,346
Nippon Steel Corp.	11,072,300	39,391
Buzzi SpA	587,903	31,886
		879,870

Financials 12.36%
Mizuho Financial Group, Inc.	2,011,600	90,877
Banco Bilbao Vizcaya Argentaria SA	3,789,464	88,887
KB Financial Group, Inc.	769,563	76,905
3i Group PLC	2,455,177	75,220
Nu Holdings, Ltd., Class A (a)	5,444,073	71,481
AIA Group, Ltd.	6,494,200	68,158
Standard Chartered PLC	2,467,571	66,245
Tokio Marine Holdings, Inc.	1,396,600	62,357
Munchener Ruckversicherungs-Gesellschaft AG	112,199	59,192
Japan Post Bank Co., Ltd.	2,419,000	46,614
Brookfield Corp., Class A (CAD denominated)	726,870	33,115
Abu Dhabi Islamic Bank PJSC	5,366,719	29,894
		768,945

Communication services 9.82%
SoftBank Group Corp.	8,412,200	395,666
Tencent Holdings, Ltd.	1,452,100	79,156

Capital Group Equity Exchange-Traded Funds	31

Capital Group International Focus Equity ETF (CGXU) (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Bharti Airtel, Ltd.	3,655,615	$70,380
Singapore Telecommunications, Ltd.	11,648,400	39,612
Publicis Groupe SA	269,489	26,322
		611,136

Consumer discretionary 7.01%
Compagnie Financiere Richemont SA, Class A	336,488	72,811
Fast Retailing Co., Ltd.	126,700	65,496
Moncler SpA	981,314	63,938
MercadoLibre, Inc. (a)	25,317	42,929
Hyundai Motor Co.	86,271	41,389
Maruti Suzuki India, Ltd.	288,226	39,827
Industria de Diseno Textil SA	617,370	38,381
Sea, Ltd., Class A (ADR) (a)	421,709	38,177
Kering SA	111,677	33,262
		436,210

Energy 6.50%
Canadian Natural Resources, Ltd. (CAD denominated)	4,105,088	186,697
Cenovus Energy, Inc.	5,052,981	139,496
Reliance Industries, Ltd.	5,616,943	78,117
		404,310

Consumer staples 4.15%
British American Tobacco PLC (ADR)	1,451,713	89,701
Nestle SA	639,567	65,092
L’Oreal SA, non-registered shares	96,632	43,118
Danone SA	479,476	34,081
JBS NV (BDR)	2,168,831	26,226
		258,218

Health care 3.63%
Novo Nordisk AS, Class B	3,342,101	152,794
Argenx SE, non-registered shares (a)	87,507	73,040
		225,834

Utilities 2.40%
Engie SA	2,266,507	69,977
Gulf Development PCL	25,392,467	48,374
SSE PLC	980,251	30,772
		149,123
Total common stocks (cost: $4,269,305,000)		5,940,447
Preferred securities 0.70%
Financials 0.70%
Itau Unibanco Holding SA, preferred nominative shares	5,539,968	43,972
Total preferred securities (cost: $47,699,000)		43,972

32	Capital Group Equity Exchange-Traded Funds

Capital Group International Focus Equity ETF (CGXU) (continued)
Short-term securities 3.67%	Shares	Value (000)
Money market investments 3.67%
Capital Group Central Cash Fund 3.67% (b)(c)	2,282,700	$228,247
Total short-term securities (cost: $228,246,000)		228,247
Total investment securities 99.87% (cost: $4,545,250,000)		6,212,666
Other assets less liabilities 0.13%		7,861
Net assets 100.00%		$6,220,527
Investments in affiliates (c)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 3.67%
Money market investments 3.67%
Capital Group Central Cash Fund 3.67% (b)	$140,081	$1,753,459	$1,665,310	$26	$(9)	$228,247	$4,416

(a)	Non-income producing.
(b)	Rate represents the seven-day yield at 5/31/2026.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CAD = Canadian dollars
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	33

Capital Group New Geography Equity ETF (CGNG)
Investment portfolio May 31, 2026

Common stocks 96.42%	Shares	Value (000)
Information technology 34.04%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	609,505	$255,047
SK hynix, Inc.	115,770	179,225
Samsung Electronics Co., Ltd.	294,785	62,009
Broadcom, Inc.	116,347	51,980
NVIDIA Corp.	173,445	36,621
Microsoft Corp.	70,116	31,569
ASML Holding NV	12,850	20,756
ASML Holding NV (ADR)	3,530	5,693
Tokyo Electron, Ltd.	64,000	21,065
MediaTek, Inc.	145,000	19,950
Delta Electronics, Inc.	240,000	18,732
KLA Corp.	7,736	14,866
Elite Material Co., Ltd.	78,000	12,749
Corning, Inc.	68,216	12,358
Accton Technology Corp.	125,000	9,697
Baidu, Inc., Class A (a)	570,100	9,457
NAURA Technology Group Co., Ltd., Class A	79,600	7,407
Zhongji Innolight Co., Ltd., Class A	42,000	7,205
Micron Technology, Inc.	6,741	6,545
Cloudflare, Inc., Class A (a)	26,994	6,528
eMemory Technology, Inc.	55,000	5,987
Seagate Technology Holdings PLC	6,182	5,439
ASE Technology Holding Co., Ltd.	238,000	4,642
Xiaomi Corp., Class B (a)	1,196,400	4,281
Intel Corp. (a)	34,859	3,998
Kokusai Electric Corp.	68,300	3,521
Apple, Inc.	10,366	3,235
Capgemini SE (a)	26,126	3,107
Credo Technology Group Holding, Ltd. (a)	10,588	2,499
Jentech Precision Industrial Co., Ltd.	21,000	2,376
		828,544

Financials 14.69%
Banco Bilbao Vizcaya Argentaria SA	1,142,834	26,807
Nu Holdings, Ltd., Class A (a)	1,309,451	17,193
AIA Group, Ltd.	1,508,400	15,831
Samsung Life Insurance Co., Ltd.	60,968	15,717
Abu Dhabi Islamic Bank PJSC	2,682,012	14,939
Mastercard, Inc., Class A	24,628	12,166
Capitec Bank Holdings, Ltd.	43,126	11,862
PICC Property and Casualty Co., Ltd., Class H	5,958,000	11,062
Eurobank SA	2,222,110	10,344
UniCredit SpA	113,831	9,857
Banco Santander SA	766,701	9,594
Hana Financial Group, Inc.	122,832	9,382
Shinhan Financial Group Co., Ltd.	146,521	9,101
Standard Chartered PLC	334,615	8,983
Axis Bank, Ltd.	613,083	8,303
Bajaj Finance, Ltd. (a)	838,072	8,012
XP, Inc., Class A	433,200	7,222
Shriram Finance, Ltd.	694,468	6,924
Aon PLC, Class A	21,646	6,842
KB Financial Group, Inc.	68,149	6,810
Emirates NBD Bank PJSC	904,730	6,803
Banco BTG Pactual SA, units	626,403	6,674
BSE, Ltd. (a)	151,361	6,606
Kotak Mahindra Bank, Ltd.	1,569,495	6,347
National Bank of Greece SA	354,069	6,123
Credicorp, Ltd.	17,509	5,999
3i Group PLC	192,781	5,906
Saudi Awwal Bank SJSC, non-registered shares	642,625	5,843
OTP Bank PLC	42,435	5,814

34	Capital Group Equity Exchange-Traded Funds

Capital Group New Geography Equity ETF (CGNG) (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Cholamandalam Investment and Finance Co., Ltd.	350,675	$5,676
HSBC Holdings PLC	290,460	5,451
FirstRand, Ltd.	916,829	5,223
Saudi National Bank (The)	409,290	4,297
Visa, Inc., Class A	12,877	4,203
Al Rajhi Banking and Investment Corp., non-registered shares	228,297	4,052
Bank of the Philippine Islands	2,647,490	4,036
Samsung Fire & Marine Insurance Co., Ltd.	9,988	3,771
Yapi ve Kredi Bankasi AS (a)	5,090,072	3,678
B3 SA - Brasil, Bolsa, Balcao	1,027,061	3,359
Futu Holdings, Ltd. (ADR)	32,238	3,355
Erste Group Bank AG	27,696	3,327
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	4,963,000	3,280
Hong Kong Exchanges and Clearing, Ltd.	63,900	3,260
Commercial International Bank - Egypt (CIB) SAE (GDR)	1,271,093	3,095
Brookfield Corp., Class A	67,141	3,061
Akbank TAS	2,184,161	3,046
ICICI Bank, Ltd.	227,705	3,012
Kaspi.kz JSC (ADR)	31,015	2,804
Vietnam Technological and Commercial JSCB (The)	2,060,500	2,565
		357,617

Industrials 10.34%
Contemporary Amperex Technology Co., Ltd., Class A	396,000	24,807
Airbus SE, non-registered shares	107,436	22,519
Rolls-Royce Holdings PLC	1,137,271	20,483
Weichai Power Co., Ltd., Class A	2,016,900	10,531
Weichai Power Co., Ltd., Class H	1,269,000	6,742
Hitachi, Ltd.	401,100	13,010
General Electric Co.	38,190	12,364
Copa Holdings SA, Class A	81,544	11,652
International Container Terminal Services, Inc.	937,890	11,458
GE Vernova, Inc.	8,995	8,710
Techtronic Industries Co., Ltd.	574,000	8,518
BAE Systems PLC	309,636	8,436
Localiza Rent a Car SA, ordinary nominative shares	994,246	8,282
Rumo SA	2,698,845	7,340
Aselan Elektronik Sanayi ve Ticaret AS	853,999	7,076
IHI Corp.	378,000	6,566
WEG SA	699,925	6,119
AGCO Corp.	54,199	6,085
Mitsui & Co., Ltd.	174,300	5,789
Shenzhen Inovance Technology Co., Ltd., Class A	488,700	5,340
Adani Ports & Special Economic Zone, Ltd.	275,015	5,224
Hanwha Aerospace Co., Ltd.	6,181	4,811
HD Hyundai Marine Solution Co., Ltd.	27,732	4,122
TransDigm Group, Inc.	3,206	4,034
Daikin Industries, Ltd.	26,400	3,860
Larsen & Toubro, Ltd.	86,735	3,722
Mitsubishi Heavy Industries, Ltd.	119,100	2,846
Leonardo SpA	41,119	2,610
Uber Technologies, Inc. (a)	36,362	2,560
Ayala Corp.	314,450	2,229
Kanzhun, Ltd., Class A (ADR)	153,638	2,085
Grab Holdings, Ltd., Class A (a)	513,197	1,817
		251,747

Communication services 8.80%
Tencent Holdings, Ltd.	897,028	48,898
Alphabet, Inc., Class A	80,100	30,465
Alphabet, Inc., Class C	36,476	13,731

Capital Group Equity Exchange-Traded Funds	35

Capital Group New Geography Equity ETF (CGNG) (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Bharti Airtel, Ltd.	1,364,213	$26,265
Meta Platforms, Inc., Class A	37,393	23,651
MTN Group, Ltd.	1,592,643	21,294
NetEase, Inc. (ADR)	75,698	9,297
NetEase, Inc.	362,100	8,968
KT Corp. (ADR)	475,061	8,466
Baidu, Inc., Class A (ADR) (a)	42,129	5,700
True Corp. PCL, foreign registered shares	10,467,900	4,439
True Corp. PCL, nonvoting depository receipts	396,000	168
Telkom Indonesia (Persero) Tbk PT, Class B	24,979,900	4,236
America Movil, SAB de CV, Class B (ADR)	145,434	3,691
Advanced Info Service PCL, foreign registered shares	263,300	2,856
ROBLOX Corp., Class A (a)	45,009	2,122
		214,247

Consumer discretionary 8.41%
MercadoLibre, Inc. (a)	18,984	32,190
Midea Group Co., Ltd., Class A	1,837,400	21,948
Alibaba Group Holding, Ltd. (ADR)	144,756	17,981
Trip.com Group, Ltd. (ADR) (a)	230,144	10,916
Compagnie Financiere Richemont SA, Class A	48,581	10,512
Eicher Motors, Ltd.	121,574	9,185
H World Group, Ltd. (ADR)	185,535	8,329
Hyundai Mobis Co., Ltd.	15,944	8,125
LVMH Moet Hennessy-Louis Vuitton SE	14,300	7,890
Ryohin Keikaku Co., Ltd.	285,800	6,968
Pop Mart International Group, Ltd.	285,000	6,306
TVS Motor Co., Ltd.	159,165	5,622
Galaxy Entertainment Group, Ltd.	1,343,000	5,367
BYD Co., Ltd., Class H	453,300	5,281
Jumbo SA	176,861	4,802
Vibra Energia SA	809,327	4,773
Hyundai Motor Co.	7,949	3,814
Royal Caribbean Cruises, Ltd.	13,093	3,727
Sea, Ltd., Class A (ADR) (a)	40,068	3,627
Tesla, Inc. (a)	8,070	3,517
Naspers, Ltd., Class N	64,636	3,397
Li Ning Co., Ltd.	1,391,000	3,230
Inchcape PLC	279,112	3,178
Maruti Suzuki India, Ltd.	22,905	3,165
Wynn Resorts, Ltd.	30,814	3,119
PDD Holdings, Inc. (ADR) (a)	36,568	3,088
Moncler SpA	39,255	2,558
Fuyao Glass Industry Group Co., Ltd., Class A	282,100	2,195
		204,810

Materials 8.01%
Grupo Mexico, SAB de CV, Series B	2,213,232	27,477
Vale SA (ADR), ordinary nominative shares	1,239,578	20,143
APL Apollo Tubes, Ltd.	561,392	10,821
First Quantum Minerals, Ltd. (a)	348,930	10,741
Glencore PLC (a)	1,315,794	10,061
Barrick Mining Corp.	227,878	9,696
Southern Copper Corp.	47,390	9,066
Lundin Mining Corp.	270,720	8,086
Amcor PLC (CDI)	164,477	6,495
BASF SE	107,445	6,369
Aura Minerals, Inc.	81,021	6,261
Valterra Platinum, Ltd.	70,847	5,899
Impala Platinum Holdings, Ltd.	391,361	5,596
Freeport-McMoRan, Inc.	81,928	5,384

36	Capital Group Equity Exchange-Traded Funds

Capital Group New Geography Equity ETF (CGNG) (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Siam Cement PCL, foreign registered shares	650,500	$4,537
Suzano SA	529,870	4,402
Wheaton Precious Metals Corp. (CAD denominated)	31,629	4,253
Anglo American PLC	79,096	4,248
Corteva, Inc.	54,088	4,234
Zijin Gold International Co., Ltd. (a)	249,500	4,129
Anhui Conch Cement Co., Ltd., Class H	1,681,000	4,082
Nutrien, Ltd.	50,717	3,473
Saudi Basic Industries Corp., non-registered shares	213,630	3,256
Sasol, Ltd. (a)	233,444	2,899
Pan American Silver Corp.	50,715	2,890
LG Chem, Ltd.	11,786	2,870
Resonac Holdings Co., Ltd.	24,000	2,821
Dow, Inc.	72,270	2,439
Baoshan Iron & Steel Co., Ltd., Class A	2,557,900	2,279
		194,907

Consumer staples 3.50%
Nestle SA	176,437	17,957
Arca Continental, SAB de CV	790,202	10,261
Avenue Supermarts, Ltd. (a)	152,668	6,516
Kweichow Moutai Co., Ltd., Class A	27,800	5,446
JBS NV (BDR)	415,159	5,020
Carlsberg A/S, Class B	37,331	5,018
KT&G Corp.	39,464	4,837
Anheuser-Busch InBev SA/NV	54,544	4,390
Raia Drogasil SA, ordinary nominative shares	998,169	3,698
Dino Polska SA, non-registered shares (a)	395,620	3,360
Zabka Group (a)	457,970	3,233
PepsiCo, Inc.	22,048	3,179
BBB Foods, Inc., Class A (a)	77,068	2,915
Philip Morris International, Inc.	14,075	2,496
Wal-Mart de Mexico, SAB de CV, Series V	803,005	2,427
United Spirits, Ltd.	180,428	2,412
Tsingtao Brewery Co., Ltd., Class H (a)	314,000	1,993
		85,158

Health care 3.37%
Laurus Labs, Ltd.	890,458	12,766
Max Healthcare Institute, Ltd.	1,129,702	11,477
AstraZeneca PLC	53,102	9,870
Novo Nordisk AS, Class B	188,562	8,621
BeOne Medicines, Ltd. (ADR) (a)	18,006	5,184
Eli Lilly and Co.	4,588	5,070
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	135,882	4,799
Thermo Fisher Scientific, Inc.	9,517	4,687
Innovent Biologics, Inc. (a)	344,000	3,659
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	463,250	3,435
Takeda Pharmaceutical Co., Ltd.	99,400	3,194
WuXi AppTec Co., Ltd., Class A	198,000	2,972
Rede D’Or Sao Luiz SA	379,993	2,563
Dr. Sulaiman Al Habib Medical Services Group Co.	33,232	1,929
Bradsaude SA	655,602	1,762
		81,988

Energy 2.60%
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	803,533	15,082
Reliance Industries, Ltd.	817,528	11,370
TotalEnergies SE	97,838	8,579
SLB, Ltd.	96,817	5,281

Capital Group Equity Exchange-Traded Funds	37

Capital Group New Geography Equity ETF (CGNG) (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
ADNOC Drilling Co. PJSC	3,000,195	$4,868
Adnoc Gas PLC	4,652,087	4,344
Vista Energy, SAB de CV, Class A (ADR) (a)	58,134	4,314
HD Hyundai Co., Ltd.	20,064	3,695
Shell PLC	69,017	2,898
BP PLC (ADR)	68,118	2,852
		63,283

Utilities 1.55%
Gulf Development PCL	4,779,304	9,105
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	1,624,650	9,002
Power Grid Corp. of India, Ltd.	2,580,992	7,894
Equatorial SA	585,813	4,477
Adani Power, Ltd. (a)	1,399,958	3,586
Adani Green Energy, Ltd. (a)	228,344	3,546
		37,610

Real estate 1.11%
Lodha Developers, Ltd.	1,153,978	11,395
China Resources Land, Ltd.	1,551,000	6,990
CK Asset Holdings, Ltd.	807,000	4,875
China Resources Mixc Lifestyle Services, Ltd.	729,400	3,872
		27,132
Total common stocks (cost: $1,927,716,000)		2,347,043
Preferred securities 0.52%
Financials 0.28%
Itau Unibanco Holding SA (ADR), preferred nominative shares	853,346	6,725

Information technology 0.24%
Samsung Electronics Co., Ltd., nonvoting preferred shares	43,188	5,803
Total preferred securities (cost: $8,034,000)		12,528
Short-term securities 2.54%
Money market investments 2.54%
Capital Group Central Cash Fund 3.67% (b)(c)	619,689	61,963
Total short-term securities (cost: $61,962,000)		61,963
Total investment securities 99.48% (cost: $1,997,712,000)		2,421,534
Other assets less liabilities 0.52%		12,617
Net assets 100.00%		$2,434,151

38	Capital Group Equity Exchange-Traded Funds

Capital Group New Geography Equity ETF (CGNG) (continued)
Investments in affiliates (c)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 2.54%
Money market investments 2.54%
Capital Group Central Cash Fund 3.67% (b)	$13,985	$444,670	$396,689	$(2)	$(1)	$61,963	$1,111

(a)	Non-income producing.
(b)	Rate represents the seven-day yield at 5/31/2026.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	39

Financial statements
Statements of assets and liabilities at May 31, 2026(dollars and shares in thousands, except per-share amounts)

	Conservative Equity ETF	Core Equity ETF	Dividend Growers ETF	Dividend Value ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,733,063	$10,513,369	$4,982,020	$34,452,969
Affiliated issuers	40,334	313,380	64,383	695,544
Cash	308	1,091	749	6,549
Cash denominated in currencies other than U.S. dollars	—	1	1,651	— *
Receivables for:
Sales of investments	24,653	8,533	—	—
Sales of fund’s shares	15,457	—	—	7,760
Dividends and interest	2,257	7,643	12,873	37,059
	1,816,072	10,844,017	5,061,676	35,199,881
Liabilities:
Payables for:
Purchases of investments	47,362	—	—	11,549
Repurchases of fund’s shares	—	8,842	—	—
Investment advisory services	478	2,970	1,990	9,576
Non-U.S. taxes	—	—	—	—
	47,840	11,812	1,990	21,125
Net assets at May 31, 2026	$1,768,232	$10,832,205	$5,059,686	$35,178,756
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,667,144	$9,231,464	$4,698,791	$30,697,226
Total distributable earnings (accumulated loss)	101,088	1,600,741	360,895	4,481,530
Net assets at May 31, 2026	$1,768,232	$10,832,205	$5,059,686	$35,178,756
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$1,768,232	$10,832,205	$5,059,686	$35,178,756
Shares outstanding	54,904	245,004	135,444	725,324
Net asset value per share	$32.21	$44.21	$37.36	$48.50
Investment securities, at cost:
Unaffiliated issuers	$1,604,847	$8,521,939	$4,514,044	$28,917,530
Affiliated issuers	40,334	313,376	64,378	695,544
Cash denominated in currencies other than U.S. dollars, at cost	—	1	1,646	— *

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

40	Capital Group Equity Exchange-Traded Funds

Financial statements (continued)
Statements of assets and liabilities at May 31, 2026 (continued)(dollars and shares in thousands, except per-share amounts)

	Global Equity ETF	Global Growth Equity ETF	Growth ETF	International Core Equity ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$2,703,091	$11,145,183	$23,978,876	$1,832,229
Affiliated issuers	89,388	91,118	483,863	54,951
Cash	158	1,016	804	98
Cash denominated in currencies other than U.S. dollars	410	5,756	— *	1,617
Receivables for:
Sales of investments	338	91,384	82,285	9,659
Sales of fund’s shares	—	72,234	274,005	38,065
Dividends and interest	3,542	11,429	7,098	4,749
	2,796,927	11,418,120	24,826,931	1,941,368
Liabilities:
Payables for:
Purchases of investments	305	48,218	182,670	53,298
Repurchases of fund’s shares	—	—	—	—
Investment advisory services	1,060	4,275	7,700	813
Non-U.S. taxes	—	52	—	—
	1,365	52,545	190,370	54,111
Net assets at May 31, 2026	$2,795,562	$11,365,575	$24,636,561	$1,887,257
Net assets consist of:
Capital paid in on shares of beneficial interest	$2,494,801	$9,150,441	$20,205,403	$1,651,919
Total distributable earnings (accumulated loss)	300,761	2,215,134	4,431,158	235,338
Net assets at May 31, 2026	$2,795,562	$11,365,575	$24,636,561	$1,887,257
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$2,795,562	$11,365,575	$24,636,561	$1,887,257
Shares outstanding	80,844	276,924	516,104	51,564
Net asset value per share	$34.58	$41.04	$47.74	$36.60
Investment securities, at cost:
Unaffiliated issuers	$2,358,371	$8,540,335	$18,379,651	$1,587,716
Affiliated issuers	89,388	91,115	483,863	54,952
Cash denominated in currencies other than U.S. dollars, at cost	409	5,740	— *	1,615

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	41

Financial statements (continued)
Statements of assets and liabilities at May 31, 2026 (continued)(dollars and shares in thousands, except per-share amounts)

	International Equity ETF	International Focus Equity ETF	New Geography Equity ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$2,167,592	$5,984,419	$2,359,571
Affiliated issuers	71,036	228,247	61,963
Cash	49	58	188
Cash denominated in currencies other than U.S. dollars	411	3,167	189
Receivables for:
Sales of investments	—	44,628	—
Sales of fund’s shares	—	4,130	75,012
Dividends and interest	5,535	14,092	4,484
	2,244,623	6,278,741	2,501,407
Liabilities:
Payables for:
Purchases of investments	—	54,019	65,608
Repurchases of fund’s shares	—	—	—
Investment advisory services	986	2,664	1,212
Non-U.S. taxes	—	1,531	436
	986	58,214	67,256
Net assets at May 31, 2026	$2,243,637	$6,220,527	$2,434,151
Net assets consist of:
Capital paid in on shares of beneficial interest	$2,017,701	$4,882,099	$2,038,286
Total distributable earnings (accumulated loss)	225,936	1,338,428	395,865
Net assets at May 31, 2026	$2,243,637	$6,220,527	$2,434,151
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$2,243,637	$6,220,527	$2,434,151
Shares outstanding	61,364	178,564	66,204
Net asset value per share	$36.56	$34.84	$36.77
Investment securities, at cost:
Unaffiliated issuers	$1,890,192	$4,317,004	$1,935,750
Affiliated issuers	71,036	228,246	61,962
Cash denominated in currencies other than U.S. dollars, at cost	410	3,162	189

*	Amount less than one thousand.

Refer to the notes to financial statements.

42	Capital Group Equity Exchange-Traded Funds

Financial statements (continued)
Statements of operations for the year ended May 31, 2026(dollars in thousands)

	Conservative Equity ETF	Core Equity ETF	Dividend Growers ETF	Dividend Value ETF
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$22,699	$99,851	$108,710	$431,444
Affiliated issuers	1,155	5,570	3,750	20,561
	23,854	105,421	112,460	452,005
Securities lending income (net of fees)	12	45	14	244
	23,866	105,466	112,474	452,249
Fees and expenses:
Investment advisory services	3,627	26,464	17,875	84,142
Other	19	151	69	458
Total fees and expenses	3,646	26,615	17,944	84,600
Net investment income	20,220	78,851	94,530	367,649
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(25,410)	(125,337)	(95,107)	(396,075)
Affiliated issuers	2	(20)	14	(34)
In-kind redemptions	55,607	694,552	284,371	3,363,383
Currency transactions	1	(94)	82	(735)
	30,200	569,101	189,360	2,966,539
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	114,348	1,274,659	266,070	3,623,319
Affiliated issuers	(2)	(14)	(5)	(48)
Currency translations	— †	(7)	(1)	(5)
	114,346	1,274,638	266,064	3,623,266
Net realized gain (loss) and unrealized appreciation (depreciation)	144,546	1,843,739	455,424	6,589,805
Net increase (decrease) in net assets resulting from operations	$164,766	$1,922,590	$549,954	$6,957,454

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	43

Financial statements (continued)
Statements of operations for the year ended May 31, 2026 (continued)(dollars in thousands)

	Global Equity ETF	Global Growth Equity ETF	Growth ETF	International Core Equity ETF
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$24,972	$98,921	$91,174	$27,965
Affiliated issuers	1,643	5,828	12,675	806
	26,615	104,749	103,849	28,771
Securities lending income (net of fees)	—	48	38	4
	26,615	104,797	103,887	28,775
Fees and expenses:
Investment advisory services	6,894	37,927	69,893	4,973
Other	20	148	332	11
Total fees and expenses	6,914	38,075	70,225	4,984
Net investment income	19,701	66,722	33,662	23,791
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(53,555)	7,961	(755,887)	(22,222)
Affiliated issuers	(11)	(21)	54	(2)
In-kind redemptions	41,959	887,354	1,263,128	18,271
Currency transactions	(101)	901	(282)	(149)
	(11,708)	896,195	507,013	(4,102)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	314,746	1,767,689	3,438,511	227,943
Affiliated issuers	— †	1	(29)	(1)
Currency translations	2	31	4	8
	314,748	1,767,721	3,438,486	227,950
Net realized gain (loss) and unrealized appreciation (depreciation)	303,040	2,663,916	3,945,499	223,848
Net increase (decrease) in net assets resulting from operations	$322,741	$2,730,638	$3,979,161	$247,639

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

44	Capital Group Equity Exchange-Traded Funds

Financial statements (continued)
Statements of operations for the year ended May 31, 2026 (continued)(dollars in thousands)

	International Equity ETF	International Focus Equity ETF	New Geography Equity ETF
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$34,597	$89,475	$21,289
Affiliated issuers	1,745	4,416	1,111
	36,342	93,891	22,400
Securities lending income (net of fees)	—	86	3
	36,342	93,977	22,403
Fees and expenses:
Investment advisory services	7,563	24,298	7,885
Other	22	85	17
Total fees and expenses	7,585	24,383	7,902
Net investment income	28,757	69,594	14,501
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(59,367)	98,430	(29,204)
Affiliated issuers	1	26	(2)
In-kind redemptions	11,726	190,178	10,168
Currency transactions	129	(2,383)	(294)
	(47,511)	286,251	(19,332)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	200,522	1,199,841	394,756
Affiliated issuers	(2)	(9)	(1)
Currency translations	(4)	(11)	22
	200,516	1,199,821	394,777
Net realized gain (loss) and unrealized appreciation (depreciation)	153,005	1,486,072	375,445
Net increase (decrease) in net assets resulting from operations	$181,762	$1,555,666	$389,946

*	Additional information related to non-U.S. taxes is included in the notes to financial statements.
†	Amount less than one thousand.

Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	45

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	Conservative Equity ETF		Core Equity ETF		Dividend Growers ETF
	Year ended	Period ended	Year ended	Year ended	Year ended	Year ended
	May 31, 2026	May 31, 2025*	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025
Operations:
Net investment income	$20,220	$3,016	$78,851	$47,931	$94,530	$36,499
Net realized gain (loss)	30,200	(4,599)	569,101	131,859	189,360	10,937
Net unrealized appreciation (depreciation)	114,346	13,870	1,274,638	268,858	266,064	180,324
Net increase (decrease) in net assets resulting from operations	164,766	12,287	1,922,590	448,648	549,954	227,760
Distributions paid to shareholders	(16,715)	(1,857)	(75,242)	(42,811)	(70,654)	(23,975)
Net capital share transactions	1,245,869	363,882	3,501,618	2,359,081	2,250,711	1,768,682
Total increase (decrease) in net assets	1,393,920	374,312	5,348,966	2,764,918	2,730,011	1,972,467
Net assets:
Beginning of year	374,312	—	5,483,239	2,718,321	2,329,675	357,208
End of year	$1,768,232	$374,312	$10,832,205	$5,483,239	$5,059,686	$2,329,675

	Dividend Value ETF		Global Equity ETF		Global Growth Equity ETF
	Year ended	Year ended	Year ended	Period ended	Year ended	Year ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025*	May 31, 2026	May 31, 2025
Operations:
Net investment income	$367,649	$202,358	$19,701	$2,503	$66,722	$50,585
Net realized gain (loss)	2,966,539	655,267	(11,708)	(4,858)	896,195	(52,711)
Net unrealized appreciation (depreciation)	3,623,266	720,335	314,748	29,979	1,767,721	280,599
Net increase (decrease) in net assets resulting from operations	6,957,454	1,577,960	322,741	27,624	2,730,638	278,473
Distributions paid to shareholders	(326,372)	(186,907)	(6,462)	(275)	(152,718)	(45,632)
Net capital share transactions	11,870,629	7,040,368	2,081,277	370,657	2,972,709	1,986,014
Total increase (decrease) in net assets	18,501,711	8,431,421	2,397,556	398,006	5,550,629	2,218,855
Net assets:
Beginning of year	16,677,045	8,245,624	398,006	—	5,814,946	3,596,091
End of year	$35,178,756	$16,677,045	$2,795,562	$398,006	$11,365,575	$5,814,946

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

46	Capital Group Equity Exchange-Traded Funds

Financial statements (continued)
Statements of changes in net assets (continued)(dollars in thousands)

	Growth ETF		International Core Equity ETF		International Equity ETF
	Year ended	Year ended	Year ended	Period ended	Year ended	Year ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025*	May 31, 2026	May 31, 2025
Operations:
Net investment income	$33,662	$22,785	$23,791	$2,552	$28,757	$7,193
Net realized gain (loss)	507,013	457,757	(4,102)	(2,767)	(47,511)	(9,550)
Net unrealized appreciation (depreciation)	3,438,486	1,072,523	227,950	16,573	200,516	66,341
Net increase (decrease) in net assets resulting from operations	3,979,161	1,553,065	247,639	16,358	181,762	63,984
Distributions paid to shareholders	(18,069)	(26,727)	(9,308)	(610)	(11,953)	(2,252)
Net capital share transactions	8,452,770	4,968,073	1,424,200	208,978	1,398,404	470,426
Total increase (decrease) in net assets	12,413,862	6,494,411	1,662,531	224,726	1,568,213	532,158
Net assets:
Beginning of year	12,222,699	5,728,288	224,726	—	675,424	143,266
End of year	$24,636,561	$12,222,699	$1,887,257	$224,726	$2,243,637	$675,424

	International Focus Equity ETF		New Geography Equity ETF
	Year ended	Year ended	Year ended	Period ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025*
Operations:
Net investment income	$69,594	$49,778	$14,501	$2,100
Net realized gain (loss)	286,251	(48,287)	(19,332)	(5,379)
Net unrealized appreciation (depreciation)	1,199,821	90,869	394,777	28,631
Net increase (decrease) in net assets resulting from operations	1,555,666	92,360	389,946	25,352
Distributions paid to shareholders	(227,644)	(27,876)	(8,431)	(279)
Net capital share transactions	1,225,019	1,023,754	1,618,099	409,464
Total increase (decrease) in net assets	2,553,041	1,088,238	1,999,614	434,537
Net assets:
Beginning of year	3,667,486	2,579,248	434,537	—
End of year	$6,220,527	$3,667,486	$2,434,151	$434,537

*	For the period June 25, 2024, commencement of operations, through May 31, 2025.
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	47

Notes to financial statements
1.  Organization

The Capital Group equity exchange traded funds (each a “fund”, or collectively the “funds”) listed below, each operate as an exchange-traded fund and are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The funds’ shares are listed and traded on NYSE Arca, Inc.
Fund	Ticker	Investment objective
Capital Group Conservative Equity ETF	CGCV	To strive for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.
Capital Group Core Equity ETF	CGUS	To achieve long-term growth of capital and income.
Capital Group Dividend Growers ETF	CGDG	To provide long-term total returns.
Capital Group Dividend Value ETF	CGDV	To produce income exceeding the average yield on U.S. stocks generally and provide an opportunity for growth of principal consistent with sound common stock investing.
Capital Group Global Equity ETF	CGGE	To provide prudent growth of capital and conservation of principal.
Capital Group Global Growth Equity ETF	CGGO	To provide long-term growth of capital.
Capital Group Growth ETF	CGGR	To provide growth of capital.
Capital Group International Core Equity ETF	CGIC	To provide long-term growth of capital while providing current income.
Capital Group International Equity ETF	CGIE	To provide prudent growth of capital and conservation of principal.
Capital Group International Focus Equity ETF	CGXU	To provide long-term growth of capital.
Capital Group New Geography Equity ETF	CGNG	To provide long-term capital appreciation.
2.  Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments – Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the funds’ portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

48	Capital Group Equity Exchange-Traded Funds

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3.  Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Capital Group Equity Exchange-Traded Funds	49

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the funds’ investment adviser and approved by each fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — Each fund’s board of trustees has designated the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

50	Capital Group Equity Exchange-Traded Funds

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of May 31, 2026, were as follows (dollars in thousands):
Conservative Equity ETF
At May 31, 2026, all of the fund’s investment securities were classified as Level 1.
Core Equity ETF
At May 31, 2026, all of the fund’s investment securities were classified as Level 1.
Dividend Growers ETF
At May 31, 2026, all of the fund’s investment securities were classified as Level 1.
Dividend Value ETF
At May 31, 2026, all of the fund’s investment securities were classified as Level 1.
Global Equity ETF
At May 31, 2026, all of the fund’s investment securities were classified as Level 1.
Global Growth Equity ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,503,050	$—	$—	$4,503,050
Industrials	1,626,367	—	—	1,626,367
Financials	1,206,766	—	—	1,206,766
Consumer discretionary	1,102,275	—	—	1,102,275
Health care	948,253	—	—	948,253
Communication services	669,618	—	—	669,618
Consumer staples	429,560	—	—	429,560
Materials	399,595	—	—	399,595
Energy	174,751	—	—	174,751
Short-term securities	91,118	84,948	—	176,066
Total	$11,151,353	$84,948	$—	$11,236,301

Capital Group Equity Exchange-Traded Funds	51

Growth ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$9,011,707	$—	$—	$9,011,707
Communication services	3,951,982	—	—	3,951,982
Consumer discretionary	3,396,616	—	—	3,396,616
Health care	2,258,496	—	—	2,258,496
Industrials	1,941,297	—	—	1,941,297
Financials	1,526,742	—	—	1,526,742
Materials	553,616	—	—	553,616
Energy	511,433	—	—	511,433
Consumer staples	504,379	—	—	504,379
Real estate	237,053	—	—	237,053
Utilities	85,555	—	—	85,555
Rights & warrants	—	—	— *	— *
Short-term securities	483,863	—	—	483,863
Total	$24,462,739	$—	$— *	$24,462,739

*	Amount less than one thousand.
International Core Equity ETF
At May 31, 2026, all of the fund’s investment securities were classified as Level 1.
International Equity ETF
At May 31, 2026, all of the fund’s investment securities were classified as Level 1.
International Focus Equity ETF
At May 31, 2026, all of the fund’s investment securities were classified as Level 1.
New Geography Equity ETF
At May 31, 2026, all of the fund’s investment securities were classified as Level 1.
4.  Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below. Not all of the risks listed below necessarily apply to each fund.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by a fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

52	Capital Group Equity Exchange-Traded Funds

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in income-oriented stocks — The value of each fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which each fund invests.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by a fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy in a manner that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. Each fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating each fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Capital Group Equity Exchange-Traded Funds	53

Investing in developing countries — Investing in developing countries may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy in a manner that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. Each fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating each fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Exposure to country, region, industry or sector — Subject to each fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and a fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing in depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt of corporate information about the underlying issuer and proxy disclosure may not be timely and there may not be a correlation between such information and the market value of the depositary receipts.
Market trading — Each fund’s shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of each fund’s shares are expected to fluctuate, in some cases materially, in response to changes in each fund’s net asset value (“NAV”), the intraday value of each fund’s holdings, and supply and demand for each fund’s shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares of each fund trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.
Foreign securities held by the funds may be traded in markets that close at a different time than the exchange on which each fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

54	Capital Group Equity Exchange-Traded Funds

Authorized participant concentration — Only authorized participants may engage in creation or redemption transactions directly with each of the funds, and none of them is obligated to do so. Each fund has a limited number of institutions that may act as authorized participants. In addition, to the extent that securities held by each fund are traded outside a collateralized settlement system, authorized participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of authorized participants may be able to do. If authorized participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other authorized participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.
Nondiversification — A nondiversified fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if a fund were invested in a larger number of issuers. The value of a nondiversified fund’s shares can be expected to fluctuate more than might be the case if a fund were more broadly diversified.
Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause each fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5.  Certain investment techniques

Securities lending — The funds have entered into securities lending transactions in which a fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by each fund under a securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between a fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks to market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of each fund according to agreed parameters. The lending agent provides indemnification to each fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in each fund’s investment portfolio. The same amount is recorded as a liability in each fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from a fund.
As of May 31, 2026, the funds did not have any securities on loan.
6.  Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended May 31, 2026, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statement of operations. During the year, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Capital Group Equity Exchange-Traded Funds	55

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds may file for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended May 31, 2026, some of the funds recognized EU reclaims (net of the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):
Fund	Reclaims	Interest
Core Equity ETF	$113	$— *
Dividend Growers ETF	141	—
Global Equity ETF	2	—
Global Growth Equity ETF	1,499	—
Growth ETF	111	— *
International Core Equity ETF	4	—
International Equity ETF	86	—
International Focus Equity ETF	455	—
New Geography Equity ETF	3	—

*	Amount less than one thousand.
The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statement of operations. For U.S. income tax purposes, EU reclaims received by each fund reduces the amount of foreign taxes that each fund may pass through to its shareholders to be utilized as tax deductions or credit on their income tax returns. If a fund receives EU reclaims and either does not pass through foreign taxes in the current year or EU reclaims received exceed foreign taxes for the year, and the fund previously passed through the refunded EU taxes to its shareholders, the fund will enter into a closing agreement with the Internal Revenue Service in order to satisfy potential tax liability. Gains realized by each fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. Each fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

56	Capital Group Equity Exchange-Traded Funds

Additional tax basis disclosures for each fund as of May 31, 2026, were as follows (dollars in thousands):
	Conservative Equity ETF	Core Equity ETF	Dividend Growers ETF	Dividend Value ETF
Undistributed ordinary income	$4,664	$14,019	$50,968	$83,642
Capital loss carryforward[1]	(30,981)	(390,165)	(142,376)	(1,072,268)
Gross unrealized appreciation on investments	246,376	2,259,111	619,283	6,325,655
Gross unrealized depreciation on investments	(118,971)	(282,227)	(167,021)	(855,497)
Net unrealized appreciation (depreciation) on investments	127,405	1,976,884	452,262	5,470,158
Cost of investments	1,645,992	8,849,865	4,594,141	29,678,356
Reclassification from (to) total distributable earnings/ accumulated loss to (from) capital paid in on shares of beneficial interest	55,590	693,045	284,327	3,358,041

	Global Equity ETF	Global Growth Equity ETF	Growth ETF	International Core Equity ETF
Undistributed ordinary income	$15,592	$—	$14,421	$18,850
Late year ordinary loss deferral	—	41,173 [2]	—	—
Capital loss carryforward[1]	(58,187)	(318,406)	(1,041,718)	(20,530)
Capital loss carryforward utilized	—	9,931	—	—
Gross unrealized appreciation on investments	420,913	2,989,507	6,089,134	289,017
Gross unrealized depreciation on investments	(77,566)	(414,847)	(630,686)	(52,009)
Net unrealized appreciation (depreciation) on investments	343,347	2,574,660	5,458,448	237,008
Cost of investments	2,449,132	8,661,641	19,004,292	1,650,173
Reclassification from (to) total distributable earnings/ accumulated loss to (from) capital paid in on shares of beneficial interest	42,202	885,842	1,262,823	18,150

	International Equity ETF	International Focus Equity ETF	New Geography Equity ETF
Undistributed ordinary income	$23,204	$74,933	$9,838
Capital loss carryforward[1]	(72,824)	(155,822)	(21,437)
Capital loss carryforward utilized	—	137,595	—
Gross unrealized appreciation on investments	334,140	1,786,296	498,691
Gross unrealized depreciation on investments	(58,614)	(365,427)	(90,812)
Net unrealized appreciation (depreciation) on investments	275,526	1,420,869	407,879
Cost of investments	1,963,102	4,791,797	2,013,654
Reclassification from (to) total distributable earnings/ accumulated loss to (from) capital paid in on shares of beneficial interest	11,747	193,327	10,175

[1]
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

[2]	This deferral is considered incurred in the subsequent year.

Capital Group Equity Exchange-Traded Funds	57

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
	Year ended May 31, 2026			Year ended May 31, 2025
Fund	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Conservative Equity ETF	$16,715	$—	$16,715	$1,857 [3]	$—	$1,857 [3]
Core Equity ETF	75,242	—	75,242	42,811	—	42,811
Dividend Growers ETF	70,654	—	70,654	23,975	—	23,975
Dividend Value ETF	326,372	—	326,372	186,907	—	186,907
Global Equity ETF	6,462	—	6,462	275 [3]	—	275 [3]
Global Growth Equity ETF	152,718	—	152,718	45,632	—	45,632
Growth ETF	18,069	—	18,069	26,727	—	26,727
International Core Equity ETF	9,308	—	9,308	610 [3]	—	610 [3]
International Equity ETF	11,953	—	11,953	2,252	—	2,252
International Focus Equity ETF	227,644	—	227,644	27,876	—	27,876
New Geography Equity ETF	8,431	—	8,431	279 [3]	—	279 [3]

[3]	For the period June 25, 2024, commencement of operations, through May 31, 2025.
7.  Fees and transactions

CRMC, the funds’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the funds’ shares. CRMC and CCG are considered related parties to the funds.
Investment advisory services – Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of daily net assets as follows:
Fund	Annual rate
Conservative Equity ETF	0.33%
Core Equity ETF	0.33
Dividend Growers ETF	0.47
Dividend Value ETF	0.33
Global Equity ETF	0.47
Global Growth Equity ETF	0.47
Growth ETF	0.39
International Core Equity ETF	0.54
International Equity ETF	0.54
International Focus Equity ETF	0.54
New Geography Equity ETF	0.64
Under the terms of the agreements, in addition to providing investment advisory services, the investment adviser and its affiliates provide certain administrative services to help assist third parties providing non-distribution services to the funds’ shareholders. These services include providing in-depth information on each fund and market developments that impact each fund’s investments. The agreement provides that the investment adviser will pay all ordinary operating expenses of each fund other than management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under each fund’s plan of distribution (if any) and other non-routine or extraordinary expenses. Additionally, each fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable.
Transfer agency and administration services – Each fund has entered into a transfer agency and service agreement and an administration agreement with State Street Bank and Trust Company (“State Street”). Under the terms of the transfer agency agreement, State Street (or an agent, including an affiliate) acts as transfer agent and dividend disbursing agent for each fund. Under the terms of the administration agreement, State Street provides necessary administrative, legal, tax and accounting, regulatory and financial reporting services for the maintenance and operations of each fund. The investment adviser bears the costs of services under these agreements.
Affiliated officers and trustees – Officers and certain trustees of each fund are or may be considered to be affiliated with CRMC and CCG. No affiliated officers or trustees received any compensation directly from any of the funds.

58	Capital Group Equity Exchange-Traded Funds

Investment in CCF — Each fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — Each fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.
The following table presents purchase and sale transactions between each fund and related funds, and the net realized gain or loss from such sales, if any, during the year ended May 31, 2026 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
Conservative Equity ETF	$14,442	$1,747	$(16)
Core Equity ETF	371,519	107,041	(18,510)
Dividend Growers ETF	102,165	17,510	329
Dividend Value ETF	683,511	111,533	8,293
Global Growth Equity ETF	144,976	120,898	9,392
Growth ETF	454,148	275,706	(18,792)
International Core Equity ETF	1,777	3,600	(75)
International Equity ETF	8,255	9,432	(1,096)
International Focus Equity ETF	143,652	25,862	1,211
Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. None of the funds lent or borrowed cash through the interfund lending program at any time during the year ended May 31, 2026.
8.  Indemnifications

Each fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, each fund may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against each fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to each fund’s board members and officers.
9.  Capital share transactions

Each fund issues and redeems shares at NAV only with certain authorized participants in large increments known as creation units. Purchases of creation units are made by tendering a basket of designated securities and cash to a fund, and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per creation unit on the transaction date. The funds may issue creation units to authorized participants in advance of the delivery and settlement of all or a portion of the designated securities. When this occurs, the authorized participant provides cash collateral in an amount equal to 105% of the daily marked to market value of the securities that have not yet been delivered to the fund. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Realized gains or losses resulting from redemptions of shares in-kind, if any, are reflected separately in each fund’s statement of operations.

Capital Group Equity Exchange-Traded Funds	59

Each fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming creation units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. In addition, for cash creation unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the authorized participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in each fund’s statement of changes in net assets.
Capital share transactions in each fund were as follows (dollars and shares in thousands):
Conservative Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2026
$1,465,063	48,440	$—	—	$(219,194)	(7,060)	$1,245,869	41,380
For the period June 25, 2024*, through May 31, 2025
$382,288	14,244	$—	—	$(18,406)	(720)	$363,882	13,524
Core Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2026
$5,607,202	140,560	$—	—	$(2,105,584)	(51,940)	$3,501,618	88,620
Year ended May 31, 2025
$3,461,880	101,800	$—	—	$(1,102,799)	(32,520)	$2,359,081	69,280
Dividend Growers ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2026
$3,251,483	91,760	$—	—	$(1,000,772)	(27,800)	$2,250,711	63,960
Year ended May 31, 2025
$1,995,909	66,440	$—	—	$(227,227)	(7,400)	$1,768,682	59,040
Dividend Value ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2026
$21,598,822	498,760	$—	—	$(9,728,193)	(222,780)	$11,870,629	275,980
Year ended May 31, 2025
$11,306,331	318,640	$—	—	$(4,265,963)	(120,540)	$7,040,368	198,100
Refer to the end of table(s) for footnote(s).

60	Capital Group Equity Exchange-Traded Funds

Global Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2026
$2,239,454	71,560	$—	—	$(158,177)	(4,920)	$2,081,277	66,640
For the period June 25, 2024*, through May 31, 2025
$374,856	14,364	$—	—	$(4,199)	(160)	$370,657	14,204
Global Growth Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2026
$4,819,054	139,000	$—	—	$(1,846,345)	(53,600)	$2,972,709	85,400
Year ended May 31, 2025
$2,453,618	83,440	$—	—	$(467,604)	(15,840)	$1,986,014	67,600
Growth ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2026
$11,327,970	261,400	$—	—	$(2,875,200)	(65,560)	$8,452,770	195,840
Year ended May 31, 2025
$6,319,067	175,640	$—	—	$(1,350,994)	(36,820)	$4,968,073	138,820
International Core Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2026
$1,484,585	45,400	$—	—	$(60,385)	(1,800)	$1,424,200	43,600
For the period June 25, 2024*, through May 31, 2025
$216,959	8,284	$—	—	$(7,981)	(320)	$208,978	7,964
International Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2026
$1,442,103	41,720	$—	—	$(43,699)	(1,280)	$1,398,404	40,440
Year ended May 31, 2025
$483,528	16,440	$—	—	$(13,102)	(440)	$470,426	16,000
Refer to the end of table(s) for footnote(s).

Capital Group Equity Exchange-Traded Funds	61

International Focus Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2026
$1,770,716	58,200	$—	—	$(545,697)	(18,640)	$1,225,019	39,560
Year ended May 31, 2025
$1,288,750	49,960	$—	—	$(264,996)	(10,280)	$1,023,754	39,680
New Geography Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2026
$1,645,931	51,120	$—	—	$(27,832)	(880)	$1,618,099	50,240
For the period June 25, 2024*, through May 31, 2025
$411,638	16,044	$—	—	$(2,174)	(80)	$409,464	15,964

*	Commencement of operations.
10.  Investment transactions and other disclosures

The following table presents purchases and sales of investments, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, during the year ended May 31, 2026 (dollars in thousands):
Fund	Purchases	Sales
Conservative Equity ETF	$500,347	$253,254
Core Equity ETF	3,261,984	1,236,375
Dividend Growers ETF	2,743,583	1,511,749
Dividend Value ETF	15,748,089	5,982,436
Global Equity ETF	697,163	469,585
Global Growth Equity ETF	5,167,140	3,324,983
Growth ETF	8,462,047	5,339,621
International Core Equity ETF	708,912	445,942
International Equity ETF	707,937	581,617
International Focus Equity ETF	3,696,373	3,031,026
New Geography Equity ETF	1,386,109	780,285
The following table presents the value of securities received and delivered in-kind from authorized participants to support creation and redemption transactions, if any, during the year ended May 31, 2026 (dollars in thousands):
Fund	In-kind creations	In-kind redemptions
Conservative Equity ETF	$1,208,239	$219,779
Core Equity ETF	3,409,171	2,093,695
Dividend Growers ETF	2,071,279	1,000,949
Dividend Value ETF	11,510,778	9,603,339
Global Equity ETF	1,946,581	161,087
Global Growth Equity ETF	2,700,322	1,839,509
Growth ETF	7,979,662	2,854,202
International Core Equity ETF	1,185,715	59,404
International Equity ETF	1,288,778	42,271
International Focus Equity ETF	869,711	509,001
New Geography Equity ETF	985,988	27,020

62	Capital Group Equity Exchange-Traded Funds

The following table presents additional information for each fund for the year ended May 31, 2026 (dollars in thousands):
Fund	Non-U.S. taxes paid on dividend income	Non-U.S. taxes (refunded) paid on realized gains	Non-U.S. taxes provided on unrealized appreciation
Conservative Equity ETF	$136	$—	$—
Core Equity ETF	759	—	—
Dividend Growers ETF	6,784	—	—
Dividend Value ETF	4,713	—	—
Global Equity ETF	2,128	—	—
Global Growth Equity ETF	4,585	(208)	52
Growth ETF	1,991	—	—
International Core Equity ETF	3,319	73	—
International Equity ETF	3,925	—	—
International Focus Equity ETF	9,043	4,123	1,531
New Geography Equity ETF	2,240	137	437
11.  Ownership Concentration

As of May 31, 2026, American Funds Portfolio Series - Tax-Aware Conservative Growth and Income Portfolio held 18%,13% and 10% of the outstanding shares of Capital Group Conservative Equity ETF, Capital Group Dividend Growers ETF and Capital Group Global Equity ETF, respectively. CRMC is the investment adviser to American Funds Portfolio Series - Tax-Aware Conservative Growth and Income Portfolio.

Capital Group Equity Exchange-Traded Funds	63

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income (loss) to average net assets
Conservative Equity ETF
5/31/2026	$27.68	$.56	$4.44	$5.00	$(.47 )	$—	$(.47 )	$32.21	18.17%	$1,768	.33%	1.84%
5/31/2025[3,4]	24.93	.50	2.53	3.03	(.28 )	—	(.28 )	27.68	12.19 [5]	374	.33 [6]	1.99 [6]
Core Equity ETF
5/31/2026	$35.06	$.39	$9.14	$9.53	$(.38 )	$—	$(.38 )	$44.21	27.35%	$10,832	.33%	.98%
5/31/2025	31.21	.40	3.82	4.22	(.37 )	—	(.37 )	35.06	13.55	5,483.33		1.17
5/31/2024	24.33	.38	6.84	7.22	(.34 )	—	(.34 )	31.21	29.90	2,718.33		1.34
5/31/2023	23.72	.39	.52	.91	(.30 )	—	(.30 )	24.33	3.96	893.33		1.70
5/31/2022[3,7]	24.63	.08	(.96 )	(.88 )	(.03 )	—	(.03 )	23.72	(3.59)[5]	164	.09 [5]	.34 [5]
Dividend Growers ETF
5/31/2026	$32.59	$.88	$4.59	$5.47	$(.70 )	$—	$(.70 )	$37.36	16.96%	$5,060	.47%	2.49%
5/31/2025	28.71	.82	3.72	4.54	(.66 )	—	(.66 )	32.59	16.05	2,330.47		2.70
5/31/2024[3,8]	24.76	.68	3.49	4.17	(.22 )	—	(.22 )	28.71	16.86 [5]	357	.47 [6]	3.73 [6]
Dividend Value ETF
5/31/2026	$37.11	$.62	$11.34	$11.96	$(.57 )	$—	$(.57 )	$48.50	32.46%	$35,179	.33%	1.44%
5/31/2025	32.82	.60	4.26	4.86	(.57 )	—	(.57 )	37.11	14.91	16,677.33		1.68
5/31/2024	25.39	.59	7.34	7.93	(.50 )	—	(.50 )	32.82	31.48	8,246.33		1.99
5/31/2023	24.57	.52	.68	1.20	(.38 )	—	(.38 )	25.39	5.12	2,192.33		2.16
5/31/2022[3,7]	24.71	.10	(.21 )	(.11 )	(.03 )	—	(.03 )	24.57	(.46 )[5]	301	.09 [5]	.41 [5]
Global Equity ETF
5/31/2026	$28.02	$.42	$6.27	$6.69	$(.13 )	$—	$(.13 )	$34.58	23.91%	$2,796	.47%	1.34%
5/31/2025[3,4]	25.04	.51	2.56	3.07	(.09 )	—	(.09 )	28.02	12.29 [5]	398	.47 [6]	2.10 [6]
Global Growth Equity ETF
5/31/2026	$30.36	$.29	$11.09	$11.38	$(.70 )	$—	$(.70 )	$41.04	38.02%	$11,366	.47%	.83%
5/31/2025	29.02	.32	1.34	1.66	(.32 )	—	(.32 )	30.36	5.76	5,815.47		1.08
5/31/2024	23.22	.28	5.72	6.00	(.20 )	—	(.20 )	29.02	25.97	3,596.47		1.08
5/31/2023	21.67	.28	1.39	1.67	(.12 )	—	(.12 )	23.22	7.80	1,622.47		1.27
5/31/2022[3,7]	24.47	.08	(2.88)	(2.80)	—	—	—	21.67	(11.44)[5]	220	.13 [5]	.38 [5]
Growth ETF
5/31/2026	$38.16	$.08	$9.54	$9.62	$(.04 )	$—	$(.04 )	$47.74	25.22%	$24,637	.39%	.19%
5/31/2025	31.57	.09	6.62	6.71	(.12 )	—	(.12 )	38.16	21.29	12,223.39		.26
5/31/2024	23.39	.12	8.17	8.29	(.11 )	—	(.11 )	31.57	35.55	5,728.39		.44
5/31/2023	22.28	.13	1.05	1.18	(.07 )	—	(.07 )	23.39	5.33	2,064.39		.62
5/31/2022[3,7]	24.40	.03	(2.15)	(2.12)	—	—	—	22.28	(8.69)[5]	285	.10 [5]	.13 [5]
International Core Equity ETF
5/31/2026	$28.22	$.85	$8.01	$8.86	$(.48 )	$—	$(.48 )	$36.60	31.76%	$1,887	.54%	2.58%
5/31/2025[3,4]	25.06	.91	2.47	3.38	(.22 )	—	(.22 )	28.22	13.60 [5]	225	.54 [6]	3.79 [6]
International Equity ETF
5/31/2026	$32.28	$.71	$3.98	$4.69	$(.41 )	$—	$(.41 )	$36.56	14.63%	$2,244	.54%	2.05%
5/31/2025	29.10	.70	2.83	3.53	(.35 )	—	(.35 )	32.28	12.30	675.54		2.39
5/31/2024[3,8]	24.82	.51	3.82	4.33	(.05 )	—	(.05 )	29.10	17.47 [5]	143	.54 [6]	2.77 [6]
Refer to the end of the table(s) for footnote(s).

64	Capital Group Equity Exchange-Traded Funds

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income (loss) to average net assets
International Focus Equity ETF
5/31/2026	$26.38	$.46	$9.57	$10.03	$(1.57)	$—	$(1.57)	$34.84	39.26%	$6,221	.54%	1.55%
5/31/2025	25.97	.41	.25	.66	(.25 )	—	(.25 )	26.38	2.58	3,667.54		1.60
5/31/2024	22.45	.30	3.46	3.76	(.24 )	—	(.24 )	25.97	16.85	2,579.54		1.26
5/31/2023	22.82	.38	(.55 )	(.17 )	(.20 )	—	(.20 )	22.45	(.68 )	1,298.54		1.74
5/31/2022[3,7]	24.51	.24	(1.93)	(1.69)	—	—	—	22.82	(6.90)[5]	188	.14 [5]	1.07 [5]
New Geography Equity ETF
5/31/2026	$27.22	$.38	$9.39	$9.77	$(.22 )	$—	$(.22 )	$36.77	36.00%	$2,434	.64%	1.18%
5/31/2025[3,4]	25.04	.40	1.85	2.25	(.07 )	—	(.07 )	27.22	9.00 [5]	435	.64 [6]	1.70 [6]

Portfolio turnover rate[9,10]	Year ended May 31, 2026	Year ended May 31, 2025	Year ended May 31, 2024	Year ended May 31, 2023	Period ended May 31, 2022[3,5,7]
Conservative Equity ETF	23%	30%[3,4,5]
Core Equity ETF	16	34	22%	34%	8%
Dividend Growers ETF	41	25	20 [3,5,8]
Dividend Value ETF	24	29	25	30	3
Global Equity ETF	32	22 [3,4,5]
Global Growth Equity ETF	42	26	31	39	17
Growth ETF	30	16	22	33	9
International Core Equity ETF	49	43 [3,4,5]
International Equity ETF	43	22	23 [3,5,8]
International Focus Equity ETF	68	53	36	43	21
New Geography Equity ETF	63	49 [3,4,5]

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. Each fund indirectly bears its proportionate share of the expenses of any Central Funds.
[3]	Based on operations for a period that is less than a full year.
[4]	For the period June 25, 2024, commencement of operations, through May 31, 2025.
[5]	Not annualized.
[6]	Annualized.
[7]	For the period February 22, 2022, commencement of operations, through May 31, 2022.
[8]	For the period September 26, 2023, commencement of operations, through May 31, 2024.
[9]	Rates do not include each fund’s portfolio activity with respect to any Central Funds.
[10]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	65

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Capital Group Dividend Growers ETF, Capital Group International Equity ETF, Capital Group Conservative Equity ETF, and Capital Group Global Equity ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of each of the funds listed in the table below (hereafter collectively referred to as the “Funds”) as of May 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of May 31, 2026, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statements of operations	Statements of changes in net assets	Financial highlights
Capital Group Dividend Growers ETF	For the year ended May 31, 2026	For the years ended May 31, 2026 and 2025	For the years ended May 31, 2026 and 2025, and the period September 26, 2023 (commencement of operations) through May 31, 2024
Capital Group International Equity ETF
Capital Group Conservative Equity ETF		For the year ended May 31, 2026 and the period June 25, 2024 (commencement of operations) through May 31, 2025
Capital Group Global Equity ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
July 14, 2026
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

66	Capital Group Equity Exchange-Traded Funds

Report of Independent Registered Public Accounting Firm

To the shareholders and Board of Trustees of Capital Group Core Equity ETF, Capital Group Dividend Value ETF, Capital Group Global Growth Equity ETF, Capital Group Growth ETF, Capital Group International Core Equity ETF, Capital Group International Focus Equity ETF, and Capital Group New Geography Equity ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Capital Group Core Equity ETF, Capital Group Dividend Value ETF, Capital Group Global Growth Equity ETF, Capital Group Growth ETF, Capital Group International Core Equity ETF, Capital Group International Focus Equity ETF, and Capital Group New Geography Equity ETF (the “Funds”), including the investment portfolios, as of May 31, 2026, the related statements of operations, statements of changes in net assets, and financial highlights for the year then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of May 31, 2026, and the results of their operations, the changes in their net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.
The statements of changes in net assets and financial highlights for the Funds for the periods indicated in the table below were audited by other auditors whose report, dated July 14, 2025, expressed an unqualified opinion on those statements and financial highlights.
Fund	Statements of changes in net assets	Financial highlights
Capital Group Core Equity ETF	For the year ended May 31, 2025	For the years ended May 31, 2025, 2024, 2023, and for the period from February 22, 2022 (commencement of operations) through May 31, 2022
Capital Group Dividend Value ETF
Capital Group Global Growth Equity ETF
Capital Group Growth ETF
Capital Group International Focus Equity ETF
Capital Group International Core Equity ETF	For the period June 25, 2024 (commencement of operations) through May 31, 2025
Capital Group New Geography Equity ETF
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, audits of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Capital Group Equity Exchange-Traded Funds	67

Report of Independent Registered Public Accounting Firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
July 14, 2026
We have served as the auditor of one or more American Funds investment companies since 1956.

68	Capital Group Equity Exchange-Traded Funds

Capital Group New Geography Equity ETF

Part C

Other Information

Item 28.	Exhibits for Registration Statement (1940 Act No. 811-23936 and 1933 Act No. 333-276931)

(a)	Articles of Incorporation – Certificate of Trust and Agreement and Declaration of Trust dated 11/17/23– previously filed (see Pre-Effective Amendment No. 1 filed 4/9/24)

(b)	By-laws – By-laws dated 11/17/23 – previously filed (see Pre-Effective Amendment No. 1 filed 4/9/24)

(c)	Instruments Defining Rights of Security Holders – See Items 28(a) (Articles 2, 6 and 7 of Agreement and Declaration of Trust) and 28(b) (Article 3 and Section 8.04)

(d)	Investment Advisory Contracts – Investment Advisory and Service Agreement dated 3/8/24 – previously filed (see Pre-Effective Amendment No. 1 filed 4/9/24)

(e)	Underwriting Contracts – Principal Underwriting Agreement dated 3/8/24 – previously filed (see Pre-Effective Amendment No. 1 filed 4/9/24)

(f)	Bonus or Profit Sharing Contracts – None

(g)	Custodian Agreements – Global Custody Agreement dated 12/14/06 – previously filed (see Pre-Effective Amendment No. 1 filed 4/9/24); Amendment to Global Custody Agreement dated 12/10/21 – previously filed (see Pre-Effective Amendment No. 1 filed 4/9/24); Amendment to Global Custody Agreement dated 3/8/24 – previously filed (see Pre-Effective Amendment No. 1 filed 4/9/24)

(h)	Other Material Contracts – Transfer Agency and Service Agreement – previously filed (see Pre-Effective Amendment No. 1 filed 4/9/24); Administration Agreement – previously filed (see Pre-Effective Amendment No. 1 filed 4/9/24); Form of Authorized Participant Agreement – previously filed (see Pre-Effective Amendment No. 1 filed 4/9/24); Form of Indemnification Agreement – previously filed (see P/E Amendment No. 1 filed 8/7/25)

(i)	Legal Opinion – Legal Opinion – previously filed (see Pre-Effective Amendment No. 1 filed 4/9/24)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)       Omitted financial statements – None

(l)	Initial capital agreements – Initial capital agreements – previously filed (see Pre-Effective Amendment No. 2 filed 5/30/24)

(m)	Rule 12b-1 Plan – Plan of Distribution dated 3/8/24 – previously filed (see Pre-Effective Amendment No. 1 filed 4/9/24)

(n)	Rule 18f-3 Plan – Not applicable

(o)       Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated July 2026 and Code of Ethics for Registrant

Item 29.	Persons Controlled by or Under Common Control with the Fund

None

Item 30.	Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.	Business and Other Connections of the Investment Adviser

None

Item 32.	Principal Underwriters

(a)             Capital Client Group, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Core Plus Bond Fund, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Emerging Markets Bond Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, American Funds Global Insight Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund, American Funds International Vantage Fund, American Funds Mortgage Fund, American Funds Multi-Sector Income Fund, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Strategic Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series II, American Funds U.S. Government Money Market Fund, American Funds U.S. Small and Mid Cap Equity Fund, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Group Completion Fund Series, Capital Group Conservative Equity ETF, Capital Group Core Balanced ETF, Capital Group Core Equity ETF, Capital Group Dividend Growers ETF, Capital Group Dividend Value ETF, Capital Group Equity ETF Trust I, Capital Group Fixed Income ETF Trust, Capital Group Global Equity ETF, Capital Group Global Growth Equity ETF, Capital Group Growth ETF, Capital Group International Core Equity ETF, Capital Group International Equity ETF, Capital Group International Focus Equity ETF, Capital Group KKR Core Plus+, Capital Group KKR Multi-Sector+, Capital Group KKR U.S. Equity+, Capital Group New Geography Equity ETF, Capital Group Private Client Services Funds, Capital Group U.S. Equity Fund, Capital Income Builder, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Equities Fund, Inc., EUPAC Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Katherine Abbott	Vice President	None

CHO	Chatelaine Achterberg	Assistant Vice President	None
LAO	Alex J. Adair	Regional Vice President	None
LAO	Samuel Adams	Vice President	None
LAO	Anuj K. Agarwal	Vice President	None
LAO	Albert Aguilar, Jr.	Director, Vice President and Chief Compliance Officer	None
SNO	David A. Ajluni	Regional Vice President	None
LAO	C. Thomas Akin II	Senior Vice President	None
LAO	Anthony Albano	Regional Vice President	None
LAO	Mark G. Alteri	Regional Vice President	None
LAO	Jeremy Alyea	Regional Vice President	None
LAO	Colleen M. Ambrose	Vice President	None
LAO	Christopher S. Anast	Senior Vice President	None
LAO	Blake J. Anderson	Assistant Vice President	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
CHO	Erik J. Applegate	Vice President	None
LAO	Luis F. Arocha	Vice President	None
LAO	Keith D. Ashley	Vice President	None
LAO	Julie A. Asher	Assistant Vice President	None
LAO	Curtis A. Baker	Senior Vice President	None
LAO	T. Patrick Bardsley	Senior Vice President	None
SNO	Mark C. Barile	Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Antonio M. Bass	Senior Vice President	None
LAO	Andrew Z. Bates	Regional Vice President	None
LAO	Katherine A. Beattie	Senior Vice President	None
LAO	Scott G. Beckerman	Senior Vice President	None
LAO	Jeb M. Bent	Senior Vice President	None
LAO	Matthew D. Benton	Senior Vice President	None

LAO	Jerry R. Berg	Senior Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President	None
LAO	Matthew F. Betley	Vice President	None
LAO	Roger J. Bianco, Jr.	Senior Vice President	None
LAO	Ryan M. Bickle	Senior Vice President	None
LAO	Joseph Bilello	Regional Vice President	None
LAO	Jay A. Binstock	Assistant Vice President	None
LAO	Peter D. Bjork	Vice President	None
DCO	Bryan K. Blankenship	Senior Vice President	None
LAO	Marek Blaskovic	Vice President	None
LAO	Erick K. Bodge	Regional Vice President	None
LAO	Jon T. Boldt	Vice President	None
LAO	Ainsley J. Borel	Senior Vice President	None
LAO	Jill M. Boudreau	Senior Vice President	None
LAO	Andre W. Bouvier	Senior Vice President	None
LAO	Jordan C. Bowers	Regional Vice President	None
LAO	David H. Bradin	Senior Vice President	None
LAO	William J. Brady	Regional Vice President	None
LAO	William P. Brady	Senior Vice President	None
LAO	Andrew A. Bredholt	Regional Vice President	None
LAO	William G. Bridge	Senior Vice President	None
LAO	Siobhan M. Broadbery	Regional Vice President	None
LAO	Lorena B. Brockman	Vice President	None
LAO	Kevin G. Broulette	Vice President	None
LAO	E. Chapman Brown, Jr.	Senior Vice President	None
LAO	Elizabeth S. Brownlow	Vice President	None
LAO	Gary D. Bryce	Senior Vice President	None
LAO	Christopher Bucci	Regional Vice President	None

NYO	Melissa Buccilli	Senior Vice President	None
SNO	Dylan J. Burdick	Regional Vice President	None
LAO	Kenneth D. Burdick	Assistant Vice President	None
LAO	Carmen A. Burke	Vice President	None
IND	Jennifer L. Butler	Assistant Vice President	None
LAO	Steven Calabria	Senior Vice President	None
LAO	Thomas E. Callahan	Senior Vice President	None
LAO	Kelly V. Campbell	Senior Vice President	None
LAO	Patrick C. Campbell III	Vice President	None
LAO	Anthon S. Cannon III	Vice President	None
SNO	Antonio G. Capobianco	Regional Vice President	None
LAO	Kevin J. Carevic	Vice President	None
LAO	Jason S. Carlough	Senior Vice President	None
LAO	Kim R. Carney	Senior Vice President	None
LAO	Damian F. Carroll	Senior Vice President	None
LAO	David C. Carson, Jr.	Vice President	None
LAO	James D. Carter	Senior Vice President	None
LAO	Stephen L. Caruthers	Senior Vice President	None
SFO	James G. Carville	Senior Vice President	None
LAO	Philip L. Casciano	Vice President	None
LAO	Christopher M. Cefalo	Senior Vice President	None
IND	Alexzania N. Chambers	Assistant Vice President	None
LAO	Kent W. Chan	Senior Vice President	None
SNO	Marcus L. Chaves	Assistant Vice President	None
LAO	Si J. Chen	Vice President	None
LAO	Daniel A. Chodosch	Senior Vice President	None
LAO	Peter J. Chong	Assistant Vice President	None
LAO	Cheryl L. Christian	Assistant Vice President	None

LAO	Andrew T. Christos	Vice President	None
LAO	Robert S. Chu	Assistant Vice President	None
LAO	Paul A. Cieslik	Senior Vice President	None
LAO	Andrew R. Claeson	Vice President	None
LAO	Michael J. Clark	Regional Vice President	None
LAO	Jamie A. Claypool	Senior Vice President	None
LAO	Kyle R. Coffey	Regional Vice President	None
LAO	Natalie S. Cole	Vice President	None
NYO	Jayme E. Colosimo	Senior Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
LAO	Frances Coombes	Senior Vice President	None
IRV	Erin K. Concepcion	Assistant Vice President	None
SNO	Brandon J. Cone	Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President	None
LAO	Megan Costa	Senior Vice President	None
LAO	Joseph G. Cronin	Senior Vice President	None
LAO	D. Erick Crowdus	Senior Vice President	None
SNO	Zachary A. Cutkomp	Senior Vice President	None
LAO	Hanh M. Dao	Senior Vice President	None
LAO	Alex L. DaPron	Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Alexandria B. Davis	Regional Vice President	None
SNO	Bradley C. Davis	Assistant Vice President	None
LAO	Scott T. Davis	Senior Vice President	None
LAO	Shehan N. De Silva	Assistant Vice President	None
LAO	Adam DeAngelis	Regional Vice President	None
LAO	Peter J. Deavan	Senior Vice President	None

LAO	Kristofer J. DeBonville	Regional Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Mark A. Dence	Senior Vice President	None
SNO	Brian M. Derrico	Vice President	None
LAO	Stephen Deschenes	Senior Vice President	None
LAO	James G. DiGiuseppe	Senior Vice President	None
LAO	Alexander J. Diorio	Vice President	None
LAO	Mario P. DiVito	Senior Vice President	None
LAO	Kevin F. Dolan	Senior Vice President	None
LAO	John H. Donovan IV	Vice President	None
LAO	Joseph B. Dowd	Vice President	None
LAO	John J. Doyle	Senior Vice President	None
LAO	Ryan T. Doyle	Senior Vice President	None
LAO	Craig Duglin	Senior Vice President	None
LAO	Alan J. Dumas	Senior Vice President	None
LAO	John E. Dwyer IV	Senior Vice President	None
LAO	Christopher P. Dziubasik	Assistant Vice President	None
IND	Karyn B. Dzurisin	Senior Vice President	None
LAO	Kevin C. Easley	Senior Vice President	None
LAO	Shirley Ecklund	Senior Vice President	None
LAO	Damian Eckstein	Senior Vice President	None
LAO	Matthew J. Eisenhardt	Senior Vice President	None
IRV	Jessica Eng	Assistant Vice President	None
LAO	Joseph Epstein	Regional Vice President	None
LAO	Wayne C. Ewan	Vice President	None
LAO	Bryan R. Favilla	Senior Vice President	None
LAO	Joseph M. Fazio	Regional Vice President	None
LAO	Mark A. Ferraro	Senior Vice President	None

LAO	Christopher Fetchet	Regional Vice President	None
LAO	Brandon J. Fetta	Vice President	None
LAO	Nicholas Fiano	Regional Vice President	None
LAO	John P. Finneran III	Senior Vice President	None
LAO	Layne M. Finnerty	Senior Vice President	None
SNO	Coenraad F. Fletcher	Vice President	None
LAO	Kevin H. Folks	Senior Vice President	None
IND	Kelly B. Fonderoli	Assistant Vice President	None
LAO	Jonathon Forcheskie	Regional Vice President	None
LAO	William E. Ford	Senior Vice President	None
IRV	Robert S. Forshee	Assistant Vice President	None
LAO	Mark D. Foster	Regional Vice President	None
LAO	Steven M. Fox	Vice President	None
CHO	Connor Foy	Assistant Vice President	None
LAO	Holly C. Framsted	Senior Vice President	None
LAO	Megan France	Senior Vice President	None
LAO	Rusty A. Frauhiger	Vice President	None
LAO	Vincent C. Fu	Assistant Vice President	None
LAO	Tyler L. Furek	Vice President	None
LAO	Myles Gaines	Regional Vice President	None
LAO	Jignesh D. Gandhi	Vice President	None
LAO	J. Gregory Garrett	Senior Vice President	None
SNO	Edward S. Garza	Senior Vice President	None
LAO	Brian K. Geiger	Senior Vice President	None
LAO	Leslie B. Geller	Senior Vice President	None
LAO	Jacob M. Gerber	Senior Vice President	None
LAO	Michele Giangrande	Vice President	None
LAO	Travis Gilberg	Vice President	None

LAO	Pamela A. Gillett	Senior Vice President	None
LAO	William F. Gilmartin	Senior Vice President	None
IND	Brenda L. Goeken	Assistant Vice President	None
NYO	Joshua H. Gordon	Vice President	None
SNO	Craig B. Gray	Assistant Vice President	None
LAO	Robert E. Greeley, Jr.	Senior Vice President	None
LAO	Jameson R. Greenstone	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	Karen M. Griffin	Vice President	None
LAO	Scott A. Grouten	Senior Vice President	None
SNO	John S. Gryniewicz	Regional Vice President	None
LAO	Sam S. Gumma	Vice President	None
LAO	Jan S. Gunderson	Senior Vice President	None
LAO	Ryan A. Gundrum	Regional Vice President	None
SNO	Lori L. Guy	Vice President	None
LAO	Janna C. Hahn	Senior Vice President	None
LAO	Philip E. Haning	Senior Vice President	None
LAO	Katy L. Hanke	Senior Vice President	None
LAO	Brandon S. Hansen	Senior Vice President	None
LAO	Julie O. Hansen	Vice President	None
SNO	Nicholas Hargreaves	Regional Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Calvin L. Harrelson III	Senior Vice President	None
LAO	Craig W. Hartigan	Senior Vice President	None
LAO	Janis Harrison	Assistant Vice President	None
LAO	James Hayes	Regional Vice President	None
LAO	Jennifer Hayes	Regional Vice President	None
LAO	Alan M. Heaton	Senior Vice President	None

LAO	Clifford W. “Webb” Heidinger	Senior Vice President	None
LAO	Brock A. Hillman	Senior Vice President	None
IND	Kristin S. Himsel	Senior Vice President	None
SNO	Emilia A. Holt	Assistant Vice President	None
LAO	Dennis L. Hooper	Vice President	None
IND	Ryan D. Hoover	Vice President	None
LAO	Jessica K. Hooyenga	Vice President	None
LAO	Scott W. Hoyer	Regional Vice President	None
LAO	David R. Hreha	Senior Vice President	None
LAO	Frederic J. Huber	Senior Vice President	None
LAO	Jeffrey K. Hunkins	Senior Vice President	None
LAO	Angelia G. Hunter	Senior Vice President	None
LAO	Christa M. Iacono	Vice President	None
LAO	Marc G. Ialeggio	Senior Vice President	None
LAO	Maurice E. Jadah	Regional Vice President	None
LAO	Asad K. Jamil	Regional Vice President	None
LAO	W. Chris Jenkins	Senior Vice President	None
LAO	Daniel J. Jess II	Senior Vice President	None
IND	Jameel S. Jiwani	Vice President	None
CHO	Allison S. Johnston	Assistant Vice President	None
LAO	Brendan M. Jonland	Senior Vice President	None
LAO	Kathryn H. Jordan	Vice President	None
LAO	David G. Jordt	Senior Vice President	None
LAO	Michael Kamell	Senior Vice President	None
LAO	Eric J. Kamin	Vice President	None
IND	Teodor P. Karnakov	Assistant Vice President	None
LAO	Wassan M. Kasey	Senior Vice President	None
IND	Joel A. Kaul	Assistant Vice President	None

LAO	John P. Keating	Senior Vice President	None
LAO	David B. Keib	Senior Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Christopher J. Kennedy	Vice President	None
LAO	Jason A. Kerr	Senior Vice President	None
LAO	Ryan C. Kidwell	Senior Vice President	None
LAO	Charles A. King	Senior Vice President	None
IND	Eric M. Kirkman	Vice President	None
LAO	Kelsei Q. Kirland	Vice President	None
IND	Morgann B. Klaus	Assistant Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
LAO	Michael J. Koch	Vice President	None
LAO	Christina Kramer	Regional Vice President	None
LAO	James M. Kreider	Vice President	None
LAO	Jacob A. Kuchta	Regional Vice President	None
SNO	David D. Kuncho	Vice President	None
NYO	Joseph Lai	Senior Vice President	None
LAO	Jialing Lang	Assistant Vice President	None
LAO	Richard M. Lang	Senior Vice President	None
SNO	Theodore J. Larsen	Assistant Vice President	None
LAO	Andrew P. Laskowski	Senior Vice President	None
LAO	Kirby Lawson	Regional Vice President	None
LAO	Armand Leaks	Vice President	None
LAO	Matthew N. Leeper	Senior Vice President	None
LAO	Victor J. LeMay	Regional Vice President	None
SNO	Matthew T. Levene	Assistant Vice President	None
LAO	Clay M. Leveritt	Senior Vice President	None
LAO	Emily R. Liao	Senior Vice President	None

LAO	Lauren C. Liebes	Regional Vice President	None
LAO	Chris H. Lin	Assistant Vice President	None
IND	Justin L. Linder	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	Damien X. Lona	Regional Vice President	None
LAO	Rainey Lord	Vice President	None
LAO	Omar J. Love	Senior Vice President	None
SNO	Adam C. Lozano	Assistant Vice President	None
LAO	Dillon W. Lull	Regional Vice President	None
LAO	Reid A. Luna	Vice President	None
LAO	Joe P. Lynch	Vice President	None
CHO	Karin A. Lystad	Assistant Vice President	None
LAO	Brandon Y. Ma	Regional Vice President	None
LAO	Justin Maddox	Regional Vice President	None
NYO	Catherine M. Magyera	Vice President	None
LAO	James M. Maher	Senior Vice President	None
LAO	Nathan G. Mains	Senior Vice President	None
LAO	Jeffrey N. Malbasa	Senior Vice President	None
LAO	Usma A. Malik	Senior Vice President	None
LAO	Chantal M. Manseau Guerdat	Senior Vice President	None
LAO	Arran M. Maran	Regional Vice President	None
LAO	Seema Manek	Vice President	None
LAO	Brooke M. Marrujo	Senior Vice President	None
CHO	James M. Mathenge	Vice President	None
LAO	John Marshall	Regional Vice President	None
SNO	Duane R. Mattson	Assistant Vice President	None
LAO	Stephen B. May	Vice President	None
LAO	Barnabas T. Mbigha	Senior Vice President	None

LAO	Joseph A. McCreesh, III	Senior Vice President	None
LAO	Ross M. McDonald	Senior Vice President	None
LAO	Clinton S. McCurry	Regional Vice President	None
LAO	Jennifer L. McGrath	Vice President	None
LAO	Timothy W. McHale	Secretary	None
SNO	Michael J. McLaughlin	Assistant Vice President	None
LAO	Max J. McQuiston	Senior Vice President	None
LAO	Marin B. Meaney	Regional Vice President	None
IND	Melissa M. Meade	Assistant Vice President	None
LAO	Paulino Medina	Vice President	None
LAO	Britney L. Melvin	Senior Vice President	None
LAO	Davina J. Merrell	Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
SNO	Lauren A. Merriweather	Assistant Vice President	None
LAO	Conrad F. Metzger	Senior Vice President	None
LAO	Carl B. Meyer	Regional Vice President	None
LAO	Benjamin J. Miller	Vice President	None
LAO	Jennifer M. Miller	Vice President	None
LAO	Lauren D. Miller	Assistant Vice President	None
LAO	Tammy H. Miller	Vice President	None
LAO	William T. Mills	Senior Vice President	None
LAO	Sean C. Minor	Senior Vice President	None
LAO	Louis W. Minora	Senior Vice President	None
LAO	James R. Mitchell III	Senior Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
IND	Eric E. Momcilovich	Assistant Vice President	None
SNO	Christopher Moore	Assistant Vice President	None
IND	Jonathan L. Moran	Regional Vice President	None

LAO	Rex Morgan	Vice President	None
LAO	Nathaniel Morris	Regional Vice President	None
LAO	David H. Morrison	Vice President	None
LAO	Andrew J. Moscardini	Senior Vice President	None
LAO	Stanley Moy	Assistant Vice President	None
LAO	Joseph M. Mulcahy	Regional Vice President	None
LAOW	Ryan D. Murphy	Senior Vice President	None
NYO	Timothy J. Murphy	Senior Vice President	None
IND	Valynda J. Murray	Vice President	None
LAO	Zahid Nakhooda	Regional Vice President	None
IND	Kristen L. Nelson	Regional Vice President	None
LAO	Jon C. Nicolazzo	Senior Vice President	None
LAO	Earnest M. Niemi	Senior Vice President	None
LAO	Matthew P. O’Connor	Director, Chairman and Chief Executive Officer; Senior Vice President	None
IND	Jody L. O’Dell	Assistant Vice President	None
LAO	Jonathan H. O’Flynn	Senior Vice President	None
LAO	Bradley D. Olalde	Assistant Vice President	None
LAO	Peter A. Olsen	Senior Vice President	None
IND	Kevin G. Olson	Assistant Vice President	None
LAO	Thomas A. O’Neil	Senior Vice President	None
LAO	Cimber L. Nuessle	Assistant Vice President	None
LAO	Michael Orlando	Vice President	None
IRV	Paula A. Orologas	Vice President	None
LAO	Vincent A. Ortega	Vice President	None
NYO	Gregory H. Ortman	Senior Vice President	None
LAO	Shawn M. O’Sullivan	Senior Vice President	None
IND	Lance T. Owens	Senior Vice President	None
LAO	Paulo Victor Pacheco	Assistant Vice President	None

LAO	Kristina E. Page	Vice President	None
LAO	Jeffrey C. Paguirigan	Senior Vice President	None
NYO	Christine M. Papa	Assistant Vice President	None
LAO	Rodney Dean Parker II	Senior Vice President	None
LAO	Ingrid S. Parl	Vice President	None
LAO	William D. Parsley	Regional Vice President	None
LAO	Timothy C. Patterson	Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
SNO	Adam P. Peach	Vice President	None
LAO	Robert J. Peche	Senior Vice President	None
LAO	Elena M. Peerson	Regional Vice President	None
IRV	Grace L. Pelczynski	Assistant Vice President	None
LAO	Sejal U. Penkar	Vice President	None
LAO	Harry A. Phinney	Senior Vice President	None
LAO	Adam W. Phillips	Vice President	None
LAO	Joseph M. Piccolo	Senior Vice President	None
LAO	Sally L. Picota De Holte	Regional Vice President	None
LAO	Keith A. Piken	Senior Vice President and Director	None
LAO	Jonathan T. Plance	Regional Vice President	None
SFO	Eugene Podkaminer	Senior Vice President	None
LAO	David T. Polak	Senior Vice President	None
LAO	Chloe E. Pollara	Vice President	None
LAO	Michael E. Pollgreen	Vice President	None
LAO	Charles R. Porcher	Senior Vice President	None
LAO	Darrell W. Pounders	Vice President	None
LAO	Ryan T. Price	Regional Vice President	None
LAOW	Colyar W. Pridgen	Vice President	None
LAO	Michelle L. Pullen	Senior Vice President	None

LAO	Victoria M. Quach	Vice President	None
LAO	Steven J. Quagrello	Senior Vice President	None
IND	Kelly S. Quick	Assistant Vice President	None
LAO	Michael R. Quinn	Senior Vice President	None
LAO	Sava S. Radakovich	Regional Vice President	None
LAO	Mary K. Radloff	Regional Vice President	None
LAO	Ryan E. Radtke	Senior Vice President	None
LAO	James R. Raker	Senior Vice President	None
LAO	Rachel M. Ramos	Vice President	None
SNO	Eddie A. Rascon	Regional Vice President	None
LAO	Rene M. Reincke	Vice President, Treasurer and Director	None
LAO	Lesley P. Reinhart	Vice President	None
LAO	Michael D. Reynaert	Senior Vice President	None
LAO	Christopher J. Richardson	Senior Vice President	None
LAO	James Robelotto	Regional Vice President	None
SNO	Stephanie A. Robichaud	Vice President	None
LAO	Jeffrey J. Robinson	Senior Vice President	None
LAO	Matthew M. Robinson	Senior Vice President	None
LAO	Jennifer R. Rocci	Regional Vice President	None
LAO	Rochelle C. Rodriguez	Senior Vice President	None
LAO	Melissa B. Roe	Senior Vice President	None
LAO	Thomas W. Rose	Senior Vice President	None
LAO	Rome D. Rottura	Senior Vice President	None
IND	Jennah N. Ruddick	Assistant Vice President	None
LAO	Leah O. Ryan	Senior Vice President	None
IND	Brenda S. Rynski	Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
SNO	Richard R. Salinas	Vice President	None

LAOW	Erica Salvay	Vice President	None
LAO	Benjamin F. Samuels	Assistant Vice President	None
LAO	Michael C. Santangelo	Regional Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Keith A. Saunders	Senior Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None
LAO	Thomas Schneckner	Regional Vice President	None
IND	Broderic C. Schoen	Regional Vice President	None
LAO	Jackson T. Schuette	Regional Vice President	None
LAO	Domenic A. Sciarra	Assistant Vice President	None
LAO	Keon F. Scott	Regional Vice President	None
LAO	Mark A. Seaman	Senior Vice President	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Erin C. Sheehan	Regional Vice President	None
LAO	Puja V. Sheth	Assistant Vice President	None
LAO	Kelly S. Simon	Senior Vice President	None
LAOW	Anmol Sinha	Senior Vice President	None
SNO	Julia M. Sisente	Assistant Vice President	None
LAO	Melissa A. Sloane	Senior Vice President	None
LAO	Jason C. Smith	Regional Vice President	None
LAO	Joshua J. Smith	Regional Vice President	None
LAO	Taylor D. Smith	Vice President	None
LAO	J. Eric Snively	Senior Vice President	None
LAO	John A. Sobotowski	Assistant Vice President	None
SNO	Chadwick R. Solano	Assistant Vice President	None
LAO	Charles V. Sosa	Vice President	None
LAO	Alexander T. Sotiriou	Vice President	None

LAO	Steven J. Sperry	Assistant Vice President	None
LAO	Margaret V. Steinbach	Senior Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Andrew J. Strandquist	Senior Vice President	None
LAO	Allison M. Straub	Vice President	None
LAO	Valerie B. Stringer	Vice President	None
LAO	Jamie J. Suh	Assistant Vice President	None
LAO	John R. Sulzicki	Vice President	None
LAO	Brock J. Sutton	Vice President	None
LAO	Jack Swigle	Regional Vice President	None
LAO	Peter D. Thatch	Senior Vice President	None
LAO	John B. Thomas	Senior Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President	None
SNO	Mark D. Thompson	Regional Vice President	None
HRO	Stephen B. Thompson	Vice President	None
LAO	Ryan D. Tiernan	Senior Vice President	None
LAO	Jordan A. Trevino	Senior Vice President	None
LAO	Michael J. Triessl	Director	None
LAO	Michael Trujillo	Vice President	None
CHO	Polina S. Tsybrovska	Assistant Vice President	None
LAO	Shaun C. Tucker	Senior Vice President	None
IRV	Sean M. Tupy	Vice President	None
SNO	Corey W. Tyson	Vice President	None
IND	Ryan C. Tyson	Assistant Vice President	None
LAO	Jason A. Uberti	Vice President	None
LAO	David E. Unanue	Senior Vice President	None
LAO	John W. Urbanski	Regional Vice President	None
LAO	Veronica Vasquez	Vice President	None

LAOW	Gerrit Veerman III	Senior Vice President, Capital Group Institutional Investment Services	None
LAO	Cynthia G. Velazquez	Assistant Vice President	None
LAO	Spilios Venetsanopoulos	Senior Vice President	None
LAO	J. David Viale	Senior Vice President	None
LAO	Austin J. Vierra	Senior Vice President	None
LAO	Robert D. Vigneaux III	Senior Vice President	None
LAO	Julie A. Vogel	Senior Vice President	None
IRV	Thu A. Vu	Assistant Vice President	None
LAO	Adam Waclawsky	Vice President	None
LAO	Jon N. Wainman	Senior Vice President	None
LAO	Hudson Walker	Regional Vice President	None
ATO	Jason C. Wallace	Senior Vice President	None
LAO	Sherrie S. Walling	Vice President	None
LAO	Brian M. Walsh	Senior Vice President	None
LAO	Susan O. Walton	Senior Vice President	None
LAO	Justin N. Wang	Regional Vice President	None
IND·	Kristen M. Weaver	Vice President	None
NYO	Kyle S. Webb	Vice President	None
LAO	Timothy S. Wei	Vice President	None
LAO	Collin Weir	Regional Vice President	None
SNO	Gordon S. Wells	Regional Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Senior Vice President	None
LAO	Adam B. Whitehead	Senior Vice President	None
LAO	Gregory D. Williams II	Assistant Vice President	None
LAO	Ashley L. Wilson	Regional Vice President	None
LAO	Jonathan D. Wilson	Vice President	None
LAO	Steven Wilson	Senior Vice President	None

LAO	Steven C. Wilson	Vice President	None
LAO	Anthony J. Wingate	Vice President	None
LAO	Benjamin Wirtshafter	Senior Vice President	None
LAO	Kimberly D. Wood	Senior Vice President	None
LAO	Jennifer N. Woodward	Assistant Vice President	None
IND	Matthew A. Wooten	Assistant Vice President	None
LAO	Elizabeth D. Yakes	Assistant Vice President	None
NYO	Mila I. Yankova	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Lauren E. Zappia	Regional Vice President	None
LAO	Raul Zarco, Jr.	Vice President	None
LAO	Heidi H. Zhang	Assistant Vice President	None
NYO	Tanya Zolotarevskiy	Vice President	None

__________

CHO	Business Address, 444 W. Lake Street, Suite 4600, Chicago, IL 60606
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAOW	Business Address, 11100 Santa Monica Blvd., 18th Floor, Los Angeles, CA 90025
NYO	Business Address, 399 Park Avenue, 34th Floor, New York, NY 10022
SFO	Business Address, One Market Street, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)       None

Item 33.	Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

Item 34.	Management Services

None

Item 35.	Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Los Angeles, and State of California, on the 29th day of July, 2026.

CAPITAL GROUP NEW GEOGRAPHY EQUITY ETF

By: /s/ Michael W. Stockton

(Michael W. Stockton, Executive Vice President)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on July 29, 2026, by the following persons in the capacities indicated.

	Signature	Title

(1)	Principal Executive Officer:

	/s/ Michael W. Stockton (Michael W. Stockton)	Executive Vice President

(2)	Principal Financial Officer and Principal Accounting Officer:

	/s/ Hong T. Le (Hong T. Le)	Treasurer

(3)	Trustees:

	Gina F. Adams*	Trustee
	Charles E. Andrews*	Trustee
	Joseph J. Bonner*	Trustee
	Michael C. Camuñez *	Trustee
	Vanessa C. L. Chang*	Trustee
	Cecilia V. Estolano*	Trustee
	Bradford F. Freer*	Trustee
	Yvonne L. Greenstreet*	Trustee
	Martin E. Koehler*	Trustee
	Sharon I. Meers*	Trustee
	Pascal Millaire*	Trustee
	William I. Miller*	Chair (Independent and Non-Executive)
	Anne-Marie Peterson*	Trustee
	Josette Sheeran*	Trustee

*By: /s/ Michael R. Tom
(Michael R. Tom, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Timothy J. Moon

(Timothy J. Moon, Counsel)

POWER OF ATTORNEY

I, Gina F. Adams, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC , on January 1, 2026.

(City, State)

/s/ Gina F. Adams

Gina F. Adams, Board member

POWER OF ATTORNEY

I, Charles E. Andrews, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Vienna, Virginia , on January 1, 2026.

(City, State)

/s/ Charles E. Andrews

Charles E. Andrews, Board member

POWER OF ATTORNEY

I, Joseph J. Bonner, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Carlsbad, CA , on January 1, 2026.

(City, State)

/s/ Joseph J. Bonner

Joseph J. Bonner, Board member

POWER OF ATTORNEY

I, Michael C. Camuñez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Fresno, CA , on January 1, 2026.

(City, State)

/s/Michael C. Camuñez

Michael C. Camuñez, Board member

POWER OF ATTORNEY

I, Vanessa C. L. Chang, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Houston, TX , on January 1, 2026.

(City, State)

/s/ Vanessa C. L. Chang

Vanessa C. L. Chang, Board member

POWER OF ATTORNEY

I, Cecilia V. Estolano, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA , on January 1, 2026.

(City, State)

/s/ Cecilia V. Estolano

Cecilia V. Estolano, Board member

POWER OF ATTORNEY

I, Bradford F. Freer, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA , on January 1, 2026.

(City, State)

/s/ Bradford F. Freer

Bradford F. Freer, Board member

POWER OF ATTORNEY

I, Yvonne L. Greenstreet, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Boston , on January 1, 2026.

(City, State)

/s/ Yvonne L. Greenstreet

Yvonne L. Greenstreet, Board member

POWER OF ATTORNEY

I, Martin E. Koehler, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Berlin, Germany , on January 1, 2026.

(City, State)

/s/ Martin E. Koehler

Martin E. Koehler, Board member

POWER OF ATTORNEY

I, Sharon I. Meers, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Menlo Park, CA , on January 1, 2026.

(City, State)

/s/ Sharon I. Meers

Sharon I. Meers, Board member

POWER OF ATTORNEY

I, Pascal Millaire, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA , on January 1, 2026.

(City, State)

/s/ Pascal Millaire

Pascal Millaire, Board member

POWER OF ATTORNEY

I, William I. Miller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY , on January 1, 2026.

(City, State)

/s/ William I. Miller

William I. Miller, Board member

POWER OF ATTORNEY

I, Anne-Marie Peterson, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco , on January 1, 2026.

(City, State)

/s/ Anne-Marie Peterson

Anne-Marie Peterson, Board member

POWER OF ATTORNEY

I, Josette Sheeran, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York New York , on January 1, 2026.

(City, State)

/s/ Josette Sheeran

Josette Sheeran, Board member